UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2008

Date of reporting period: 03/31/2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (94.48%)
Consumer Discretionary (10.58%)
Carnival Corp.	34,100	$1,380,368
CBS Corp. Class B	48,400	1,068,672
Comcast Corp. Class A	103,100	1,993,954
Fortune Brands Inc.	12,400	861,800
Gannett Co. Inc.	148,900	4,325,545
General Motors Corp.	54,900	1,045,845
Harley-Davidson Inc.	51,600	1,935,000
Jarden Corp. (a)	193,000	4,195,820
Johnson Controls Inc.	65,500	2,213,900
Lowe’s Companies Inc.	217,900	4,998,626
McDonald’s Corp.	29,700	1,656,369
Time Warner Cable Inc. Class A (a)	79,400	1,983,412
Time Warner Inc.	83,600	1,172,072

		28,831,383

Consumer Staples (9.12%)
Altria Group Inc.	63,900	1,418,580
Kraft Foods Inc. Class A	330,021	10,233,951
Loews Corp. Carolina Group	11,000	798,050
Philip Morris International Inc. (a)	63,900	3,232,062
Sara Lee Corp.	296,400	4,143,672
The Coca-Cola Co.	21,500	1,308,705
Unilever NV New York Shares	110,400	3,723,792

		24,858,812

Energy (7.75%)
Chevron Corp.	7,400	631,664
ConocoPhillips	65,700	5,006,997
Exxon Mobil Corp.	27,700	2,342,866
Royal Dutch Shell PLC ADR Class A	32,300	2,228,054
Royal Dutch Shell PLC ADR Class B	55,300	3,726,114
Spectra Energy Corp.	51,400	1,169,350
Transocean Inc. (a)	20,233	2,735,502
Weatherford International Ltd. (a)	45,100	3,268,397

		21,108,944

Financials (28.99%)
Ambac Financial Group Inc.	130,700	751,525
American Capital Strategies Ltd.	170,800	5,834,528
American International Group Inc.	134,700	5,825,775
AmeriCredit Corp. (a)	16,500	166,155
Capital One Financial Corp.	63,900	3,145,158
East West Bancorp Inc.	31,100	552,025
Federal Home Loan Mortgage Corp.	62,700	1,587,564
Fifth Third Bancorp	84,000	1,757,280
Goldman Sachs Group Inc.	37,200	6,152,508
Hudson City Bancorp Inc.	433,600	7,666,048
JPMorgan Chase & Co.	285,000	12,240,750
Lehman Brothers Holdings Inc.	66,700	2,510,588
Marsh & McLennan Companies Inc.	122,200	2,975,570
MBIA Inc.	118,700	1,450,514
Mercury General Corp.	20,200	895,062

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Progressive Corp.	213,600	$3,432,552
SLM Corp. (a)	74,000	1,135,900
Suntrust Banks Inc.	99,800	5,502,972
Wachovia Corp.	198,626	5,362,902
Washington Mutual Inc.	280,400	2,888,120
Wells Fargo & Co.	167,280	4,867,848
XL Capital Ltd. Class A	77,500	2,290,125

		78,991,469

Health Care (8.52%)
Aetna Inc.	10,700	450,363
AstraZeneca PLC ADR	97,000	3,685,030
Merck & Co. Inc.	51,300	1,946,835
Millennium Pharmaceuticals Inc. (a)	123,500	1,909,310
Pfizer Inc.	335,480	7,021,596
Sanofi-Aventis ADR	177,200	6,652,088
UnitedHealth Group Inc.	13,500	463,860
WellPoint Inc. (a)	24,800	1,094,424

		23,223,506

Industrials (12.32%)
3M Co.	11,700	926,055
Caterpillar Inc.	56,900	4,454,701
Emerson Electric Co.	45,100	2,320,846
FedEx Corp.	23,000	2,131,410
General Electric Co.	283,600	10,496,036
Illinois Tool Works Inc.	89,700	4,326,231
Parker Hannifin Corp.	10,800	748,116
Southwest Airlines Co.	243,100	3,014,440
Tyco International Ltd.	72,975	3,214,549
Union Pacific Corp.	15,600	1,955,928

		33,588,312

Materials & Processes (3.51%)
Nucor Corp.	102,500	6,943,350
The Dow Chemical Co.	23,400	862,290
Vulcan Materials Co.	26,600	1,766,240

		9,571,880

Technology (5.65%)
Affiliated Computer Services Inc. Class A (a)	67,500	3,382,425
Fairchild Semiconductor International Inc. (a)	79,500	947,640
Hewlett-Packard Co.	36,500	1,666,590
Intel Corp.	53,200	1,126,776
Jabil Circuit Inc.	171,600	1,623,336
Micron Technology Inc. (a)	370,800	2,213,676
Seagate Technology	115,800	2,424,852
Tyco Electronics Ltd.	13,000	446,160

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Technology (Cont.)
Xilinx Inc.	65,300	$1,550,875

		15,382,330

Telecommunication Services (4.34%)
AT&T Inc.	273,700	10,482,710
Verizon Communications Inc.	36,700	1,337,715

		11,820,425

Utilities (3.70%)
CMS Energy Corp.	84,200	1,140,068
Edison International	55,700	2,730,414
Pinnacle West Capital Corp.	177,300	6,219,684

		10,090,166

Total Common Stocks
(cost $281,736,388)		257,467,227

Preferred Stocks (0.70%)
Financials (0.70%)
Washington Mutual Inc.	2,700	1,917,000

Total Preferred Stocks
(cost $2,567,968)		1,917,000

Convertible Bonds (1.10%)
Automotive (1.10%)
Ford Motor Co. Convertible Corporate Bond 4.250%, 12/15/2036	$3,503,000	3,003,823

Total Convertible Bonds
(cost $3,547,229)		3,003,823

Short-term Investments (3.86%)
JPMorgan U.S. Treasury Plus Money Market Fund	10,507,718	10,507,718

Total Short-term Investments
(cost $10,507,718)		10,507,718

TOTAL INVESTMENTS (100.14%)
(cost $298,359,303)		272,895,768
LIABILITIES, NET OF OTHER ASSETS (-0.14%)		(386,498)

NET ASSETS (100.00%)		$272,509,270

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (99.38%)
Consumer Discretionary (12.61%)
Abercrombie & Fitch Co. Class A	9,775	$714,943
Bare Escentuals Inc. (a)	11,075	259,377
Big Lots Inc. (a)	70,900	1,581,070
Blyth Inc.	38,200	753,304
Callaway Golf Co.	55,400	813,272
Cooper Tire & Rubber Co.	83,000	1,242,510
Focus Media Holding Ltd. ADR (a)	20,050	704,757
FTD Group Inc.	78,700	1,056,154
FTI Consulting Inc. (a)	9,475	673,104
G-III Apparel Group Ltd. (a)	30,000	402,600
GameStop Corp. Class A (a)	10,425	539,077
Gildan Activewear Inc. (a)	14,000	523,040
Goodyear Tire & Rubber Co. (a)	47,000	1,212,600
Guess? Inc.	11,450	463,382
Hasbro Inc.	26,300	733,770
J.C. Penney Co Inc.	12,375	466,661
Jack in the Box Inc. (a)	14,000	376,180
JAKKS Pacific Inc. (a)	28,700	791,259
Omnicom Group Inc.	11,675	515,802
Perry Ellis International Inc. (a)	27,200	593,776
Phillips-Van Heusen Corp.	15,300	580,176
Saks Inc. (a)	46,950	585,466
Sotheby’s	25,750	744,432
Systemax Inc.	42,600	513,756
Urban Outfitters Inc. (a)	28,475	892,691
VF Corp.	6,750	523,193
Warnaco Group Inc. (a)	53,900	2,125,816

		20,382,168

Consumer Staples (5.88%)
Avon Products Inc.	26,300	1,039,902
Cal-Maine Foods Inc.	45,200	1,508,776
Church & Dwight Co. Inc.	14,625	793,260
ConAgra Foods Inc.	55,200	1,322,040
Corn Products International Inc.	21,700	805,938
Energizer Holdings Inc. (a)	8,975	812,058
Fomento Economico Mexicano S.A.B. de C.V. ADR	17,275	721,749
H.J. Heinz Co.	15,875	745,649
Imperial Sugar Co.	38,800	730,216
Ingles Markets Inc.	19,900	489,341
Spartan Stores Inc.	26,000	542,100

		9,511,029

Energy (9.84%)
Cameron International Corp. (a)	9,500	395,580
Compagnie Generale de Geophysique Veritas ADR (a)	23,625	1,169,674
GulfMark Offshore Inc. (a)	21,500	1,176,480
Hornbeck Offshore Services Inc. (a)	38,700	1,767,429
Mariner Energy Inc. (a)	24,950	673,900
Murphy Oil Corp.	8,350	685,869

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
National-Oilwell Varco Inc. (a)	24,225	$1,414,256
Noble Corp.	49,150	2,441,280
Petrohawk Energy Corp. (a)	40,525	817,389
Pioneer Natural Resources Co.	27,525	1,352,028
Stone Energy Corp. (a)	21,500	1,124,665
Tidewater Inc.	14,300	788,073
Weatherford International Ltd. (a)	12,600	913,122
Whiting Petroleum Corp. (a)	18,325	1,184,711

		15,904,456

Financial Services (11.85%)
American Physicians Capital Inc.	24,600	1,140,456
Ameriprise Financial Inc.	10,650	552,203
Amerisafe Inc. (a)	82,300	1,040,272
AmTrust Financial Services Inc.	48,500	786,185
Annaly Capital Management Inc.	62,050	950,606
Arch Capital Group Ltd. (a)	3,850	264,380
Assurant Inc.	15,225	926,593
Blackrock Inc.	2,050	418,569
Charles Schwab Corp.	50,300	947,149
Digital Realty Trust Inc.	29,075	1,032,162
Hallmark Financial Services Inc. (a)	65,500	730,980
IntercontinentalExchange Inc. (a)	3,975	518,738
Invesco Ltd.	21,950	534,702
Jones Lang LaSalle Inc.	11,700	904,878
Knight Capital Group Inc. Class A (a)	48,500	787,640
LaSalle Hotel Properties	13,525	388,573
Lazard Ltd. Class A	22,500	859,500
Lehman Brothers Holdings Inc.	22,025	829,021
Meadowbrook Insurance Group Inc.	37,025	289,165
Mercer Insurance Group Inc.	39,200	681,688
MF Global Ltd. (a)	14,800	146,668
Navigators Group Inc. (a)	22,600	1,229,440
Northern Trust Corp.	6,000	398,820
Raymond James Financial Inc.	17,500	402,150
RLI Corp.	14,600	723,722
T Rowe Price Group Inc.	21,300	1,065,000
Tower Group Inc.	24,000	604,080

		19,153,340

Health Care (11.36%)
AMERIGROUP Corp. (a)	27,200	743,376
Applera Corp. - Celera Group (a)	92,900	1,365,630
Barr Pharmaceuticals Inc. (a)	7,525	363,533
BioScrip Inc. (a)	104,956	709,503
Celgene Corp. (a)	9,850	603,706
Cephalon Inc. (a)	9,250	595,700
Chindex International Inc. (a)	41,700	1,573,758
Emergency Medical Services Corp. Class A (a)	26,500	654,285
Endo Pharmaceuticals Holdings Inc. (a)	45,100	1,079,694
Express Scripts Inc. (a)	9,975	641,592

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Genzyme Corp. (a)	8,475	$631,726
Hologic Inc. (a)	21,009	1,168,100
Immucor Inc. (a)	15,175	323,835
Intuitive Surgical Inc. (a)	1,750	567,613
Inverness Medical Innovations Inc. (a)	13,500	406,350
Invitrogen Corp. (a)	18,800	1,606,836
Kindred Healthcare Inc. (a)	33,900	741,393
Pediatrix Medical Group Inc. (a)	6,375	429,675
Perrigo Co.	40,800	1,539,384
Psychiatric Solutions Inc. (a)	14,400	488,448
QIAGEN NV (a)	44,775	931,320
ResMed Inc. (a)	5,825	245,699
Triple-S Management Corp. Class B (a)	41,700	736,005
VCA Antech Inc. (a)	8,075	220,851

		18,368,012

Industrials (19.29%)
Ampco-Pittsburgh Corp.	22,800	980,172
BE Aerospace Inc. (a)	21,725	759,289
Columbus McKinnon Corp. (a)	27,478	851,268
Cubic Corp.	8,500	241,655
Deere & Co.	5,500	442,420
Deluxe Corp.	32,100	616,641
Eagle Bulk Shipping Inc.	36,150	931,224
EMCOR Group Inc. (a)	18,400	408,664
Gardner Denver Inc. (a)	21,400	793,940
General Cable Corp. (a)	22,100	1,305,447
H&E Equipment Services Inc. (a)	46,500	584,505
ICF International Inc. (a)	32,800	657,640
Kansas City Southern (a)	12,750	511,403
Layne Christensen Co. (a)	21,200	742,424
M & F Worldwide Corp. (a)	33,700	1,260,043
Manitowoc Co. Inc.	20,375	831,300
McDermott International Inc. (a)	104,300	5,717,726
MFRI Inc. (a)	5,000	80,400
Michael Baker Corp. (a)	21,900	491,874
MSC Industrial Direct Co. Inc.	16,525	698,181
Nordson Corp.	13,700	737,745
Norfolk Southern Corp.	8,250	448,140
Perini Corp. (a)	24,300	880,389
Precision Castparts Corp.	19,575	1,998,216
Robbins & Myers Inc.	57,200	1,867,580
Rockwell Collins Inc.	10,675	610,076
Superior Essex Inc. (a)	44,800	1,259,776
Tecumseh Products Co. Class A (a)	26,300	806,884
TeleTech Holdings Inc. (a)	24,125	541,848
Terex Corp. (a)	14,275	892,187
Textron Inc.	11,725	649,800
Thomas & Betts Corp. (a)	22,500	818,325

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Volt Information Sciences Inc. (a)	45,500	$771,680

		31,188,862

Materials & Processes (11.24%)
A. Schulman Inc.	41,200	845,836
Agnico-Eagle Mines Ltd.	5,600	379,176
Airgas Inc.	10,650	484,255
AK Steel Holding Corp.	22,300	1,213,566
CF Industries Holdings Inc.	4,625	479,243
Cleveland-Cliffs Inc.	25,725	3,082,369
Greif Inc.	16,000	1,086,880
Hercules Inc.	42,300	773,667
Koppers Holdings Inc.	20,300	899,493
LSB Industries Inc. (a)	41,100	605,814
Owens-Illinois Inc. (a)	14,850	837,985
Packaging Corp. of America	15,150	338,300
Reliance Steel & Aluminum Co.	20,900	1,251,074
Rock-Tenn Co. Class A	31,500	944,055
SPX Corp.	2,325	243,893
Steel Dynamics Inc.	48,600	1,605,744
Terra Industries Inc. (a)	45,000	1,598,850
Walter Industries Inc.	20,675	1,294,875
Weyerhaeuser Co.	3,350	217,884

		18,182,959

Technology (10.42%)
Activision Inc. (a)	32,975	900,547
Adobe Systems Inc. (a)	13,050	464,450
Amkor Technology Inc. (a)	74,200	793,940
Anixter International Inc. (a)	19,450	1,245,578
Autodesk Inc. (a)	19,125	602,055
Avnet Inc. (a)	23,000	752,790
Ciena Corp. (a)	9,525	293,656
Citrix Systems Inc. (a)	23,475	688,522
Cognizant Technology Solutions Corp. (a)	17,400	501,642
Compuware Corp. (a)	28,900	212,126
F5 Networks Inc. (a)	11,975	217,586
Fiserv Inc. (a)	11,750	565,057
Harris Corp.	7,475	362,762
Intersil Corp.	31,075	797,695
MAXIMUS Inc.	18,900	693,819
McAfee Inc. (a)	12,225	404,525
MICROS Systems Inc. (a)	16,100	541,926
Multi-Fineline Electronix Inc. (a)	40,100	752,677
Nuance Communications Inc. (a)	48,325	841,338
NVIDIA Corp. (a)	25,575	506,129
Paychex Inc.	23,525	805,966
PC Connection Inc. (a)	28,000	221,760
Phoenix Technologies Ltd. (a)	89,600	1,403,136
Riverbed Technology Inc. (a)	31,250	464,375
ScanSource Inc. (a)	35,000	1,266,650

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Trimble Navigation Ltd. (a)	19,050	$544,640

		16,845,347

Telecommunication Services (0.75%)
CommScope Inc. (a)	11,300	393,579
NII Holdings Inc. (a)	13,250	421,085
Time Warner Telecom Inc. (a)	26,025	403,127

		1,217,791

Utilities (6.14%)
Allegheny Energy Inc.	23,350	1,179,175
Central Vermont Public Service Corp.	21,100	504,290
Constellation Energy Group	8,350	737,055
Entergy Corp.	10,500	1,145,340
Hawaiian Electric Industries Inc.	34,300	818,741
ITC Holdings Corp.	17,525	912,352
MGE Energy Inc.	26,600	905,996
Mirant Corp. (a)	28,800	1,048,032
Nicor Inc.	15,900	532,809
Portland General Electric Co.	46,300	1,044,065
Wisconsin Energy Corp.	25,050	1,101,949

		9,929,804

Total Common Stocks
(cost $156,073,723)		160,683,768

Short-term Investments (3.45%)
JPMorgan U.S. Treasury Plus Money Market Fund	5,569,183	5,569,183

Total Short-term Investments
(cost $5,569,183)		5,569,183

TOTAL INVESTMENTS (102.83%)
(cost $161,642,906)		166,252,951
LIABILITIES, NET OF OTHER ASSETS (-2.83%)		(4,568,029)

NET ASSETS (100.00%)		$161,684,922

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (95.59%)
Australia (2.89%)
Amcor Ltd.	56,900	$371,807
Brambles Ltd.	67,666	617,163
Foster’s Group Ltd.	48,500	226,940
Macquarie Group Ltd.	4,446	214,618
Newcrest Mining Ltd.	8,150	248,549
QBE Insurance Group Ltd.	10,000	202,977
Telstra Corp. Ltd.	81,004	325,730
Toll Holdings Ltd.	16,322	149,465
Westpac Banking Corp.	11,000	238,756
Woodside Petroleum Ltd.	6,600	328,730
Woolworths Ltd.	27,052	716,962

		3,641,697

Austria (0.46%)
Raiffeisen International Bank Holding AG	2,925	398,751
Telekom Austria AG	8,900	183,926

		582,677

Belgium (0.67%)
Fortis (Amsterdam)	21,066	530,132
Fortis (Brussels)	6,400	161,260
Fortis Strip VVPR (a)	7,466	118
UCB SA	4,358	151,398

		842,908

Canada (8.96%)
Bank of Nova Scotia	4,400	199,542
Barrick Gold Corp.	69,500	3,019,775
CAMECO Corp.	11,900	392,319
Canadian Natural Resources Ltd.	19,600	1,341,802
EnCana Corp.	8,800	670,427
Fairfax Financial Holdings Ltd.	600	174,719
Inmet Mining Corp.	2,700	197,282
Methanex Corp.	6,500	170,978
Potash Corp. of Saskatchewan Inc.	25,400	3,946,904
Research In Motion Ltd. (a)	2,800	315,039
Shoppers Drug Mart Corp.	5,200	263,128
Suncor Energy Inc.	6,200	599,252

		11,291,167

China (0.39%)
Alibaba.com Ltd. (a) (b)	27,000	55,924
China Overseas Land & Investment Ltd.	54,000	99,637
China Shenhua Energy Co. Ltd. Class H	52,000	207,796
Industrial and Commercial Bank of China Ltd. Class H	190,000	132,320

		495,677

Denmark (0.32%)
Novo Nordisk A/S Class B	5,800	396,621

	Shares	Value
Common Stocks (Cont.)
Finland (0.84%)
Neste Oil OYJ	6,699	$234,154
Nokia Corp. ADR	7,100	225,993
Rautaruukki OYJ	5,000	241,312
UPM-Kymmene OYJ	19,829	352,181

		1,053,640

France (11.82%)
Accor SA	3,500	255,615
Air Liquide SA	2,608	397,615
AXA	16,700	606,134
BNP Paribas	13,390	1,350,600
Bouygues	29,185	1,854,091
Carrefour SA	3,600	277,753
Compagnie Generale des Etablissements Michelin Class B	800	83,510
Dassault Systemes SA	5,700	330,979
Electricite de France	2,600	226,213
Groupe DANONE	12,500	1,117,755
L’Oreal SA	12,700	1,612,832
Lafarge SA	4,200	730,443
PagesJaunes Groupe	6,179	110,037
Pernod Ricard SA	4,400	452,634
Peugeot SA	8,100	628,013
Renault SA	1,900	210,274
Rhodia SA Reg. (a)	6,800	158,778
Safran SA	2,600	53,239
Sanofi-Aventis	19,500	1,462,933
Schneider Electric SA	4,541	587,580
Societe Generale	3,045	298,148
Societe Generale NV - New (a)	761	73,227
Societe Generale Rights (a)	1	9
Total SA	8,500	631,247
Vallourec SA	1,097	266,313
Veolia Environnement	12,150	847,069
Vivendi	6,900	269,611

		14,892,652

Germany (4.09%)
Allianz SE Reg.	7,900	1,565,002
Bayer AG	6,900	552,948
Continental AG	4,800	489,463
Daimler AG	13,900	1,188,301
Deutsche Bank AG Reg. (Xetra)	4,200	475,425
Hypo Real Estate Holding AG	7,039	182,917
SAP AG	3,800	188,856
Siemens AG	4,750	514,811

		5,157,723

Hong Kong (0.86%)
Bank of East Asia Ltd.	71,600	358,338
Hong Kong & China Gas Co. Ltd.	106,700	320,814
Sino Land Co. Ltd.	23,300	50,296

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Sun Hung Kai Properties Ltd.	10,000	$155,988
Swire Pacific Ltd. Class A	18,000	203,067

		1,088,503

Indonesia (0.10%)
PT Telekomunikasi Indonesia Sponsored ADR Class B	3,000	125,820

Ireland (1.21%)
Allied Irish Banks PLC	14,300	304,778
CRH PLC	20,600	781,275
CRH PLC (special placement)	2,325	88,178
Irish Life & Permanent PLC	18,200	355,718

		1,529,949

Italy (0.35%)
ENI SpA	6,800	231,887
Intesa Sanpaolo	29,520	208,090

		439,977

Japan (24.97%)
Aeon Co. Ltd.	87,500	1,042,837
Ajinomoto Co. Inc.	18,000	182,384
Canon Inc.	14,400	663,082
Citizen Holdings Co. Ltd.	36,000	304,454
Credit Saison Co. Ltd.	9,700	270,526
Daiwa House Industry Co. Ltd.	34,000	336,657
East Japan Railway Co.	33	274,448
Elpida Memory Inc. (a)	15,500	516,252
Fanuc Ltd.	9,500	903,491
FUJIFILM Holdings Corp.	12,700	449,749
Hankyu Hanshin Holdings Inc.	53,000	229,163
Hirose Electric Co. Ltd.	2,800	314,326
Hitachi Ltd.	40,000	237,159
Hoya Corp.	26,400	619,743
Idemitsu Kosan Co. Ltd.	2,300	177,899
INPEX Holdings Inc.	52	579,053
JGC Corp.	18,000	274,840
JS Group Corp.	8,700	130,657
Kansai Electric Power Co. Inc.	11,400	283,628
Keyence Corp.	2,960	680,610
Matsushita Electric Industrial Co. Ltd.	12,000	260,032
Millea Holdings Inc.	13,700	505,779
Mitsubishi Corp.	16,500	498,244
Mitsubishi UFJ Financial Group Inc.	59,000	509,029
Mitsui & Co. Ltd.	9,000	182,384
Mitsui OSK Lines Ltd.	17,000	205,508
Mitsui Sumitomo Insurance Co. Ltd. (c)	30,000	303,070
Mizuho Financial Group Inc.	180	659,109
Murata Manufacturing Co. Ltd.	10,300	511,487
Nintendo Co. Ltd.	3,100	1,598,515
Nippon Electric Glass Co. Ltd.	20,000	309,189

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Telegraph & Telephone Corp.	48	$207,063
Nissan Motor Co. Ltd.	62,700	518,307
Nomura Holdings Inc.	66,400	992,536
NTT DoCoMo Inc.	384	581,701
Oracle Corp. Japan	4,400	203,933
Orix Corp.	7,350	1,002,809
Rohm Co. Ltd.	3,300	204,264
SBI Holdings Inc.	1,050	252,598
Shimamura Co. Ltd.	2,000	171,348
SMC Corp.	6,200	653,712
Softbank Corp. (a)	155,200	2,813,467
Sony Corp.	8,200	326,585
Sony Financial Holdings Inc.	37	149,589
Sony Financial Holdings Inc. (b)	23	92,987
Sumitomo Chemical Co. Ltd.	133,800	856,384
Sumitomo Corp.	40,000	526,886
Sumitomo Metal Industries Ltd.	59,000	223,736
Sumitomo Mitsui Financial Group Inc.	314	2,066,453
Suzuki Motor Corp.	28,500	719,076
Takeda Pharmaceutical Co. Ltd.	4,700	235,283
Tokuyama Corp.	13,000	94,292
Tokyo Electron Ltd.	5,700	346,529
Tokyo Gas Co. Ltd.	45,000	181,932
Tokyu Corp.	32,000	163,082
Toshiba Corp.	103,000	688,182
Trend Micro Inc.	18,500	725,672
Unicharm Corp.	4,700	343,730
Yahoo! Japan Corp.	1,456	756,629
Yamada Denki Co. Ltd.	6,380	550,441
Yamato Holdings Co. Ltd.	55,000	805,578

		31,468,088

Luxembourg (0.29%)
SES FDR Class A (Luxembourg)	13,000	277,070
SES FDR Class A (Paris)	3,900	82,321

		359,391

Mexico (1.55%)
America Movil SAB de C.V. ADR Series L	23,700	1,509,453
Cemex SAB de C.V. Sponsored ADR (a)	7,400	193,288
Telefonos de Mexico SAB de CV (Telmex) Sponsored ADR Series L	3,600	135,360
Wal-Mart de Mexico SAB de CV Series V	27,400	116,008

		1,954,109

Netherlands (2.86%)
Aegon NV	27,796	408,989
Heineken NV	4,362	253,355
ING Groep NV	31,626	1,184,329
Koninklijke Ahold NV (a)	16,800	249,316
Koninklijke KPN NV	37,500	633,474

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Unilever NV CVA	26,000	$873,080

		3,602,543

Norway (1.17%)
DNB NOR ASA	17,200	261,090
Telenor ASA (a)	38,300	733,306
Yara International ASA	8,400	485,787

		1,480,183

Poland (0.22%)
Polski Koncern Naftowy Orlen SA GDR Reg. S (a)	7,800	278,051

Russia (0.93%)
Gazprom Sponsored ADR	20,000	1,010,000
Uralkali Sponsored GDR (a)	4,000	164,000

		1,174,000

Singapore (0.26%)
Singapore Telecommunications Ltd. (b)	116,600	331,219

South Korea (0.97%)
Samsung Electronics Co. Ltd. GDR	3,880	1,220,397

Spain (2.69%)
Banco Bilbao Vizcaya Argentaria SA	65,300	1,438,139
Banco Santander SA	22,600	450,278
Inditex SA	5,800	322,226
Repsol YPF SA	19,300	666,071
Telefonica SA	17,857	513,090

		3,389,804

Sweden (1.08%)
ASSA ABLOY AB Class B	11,800	213,982
Atlas Copco AB Class A	13,800	235,734
Ericsson LM Class B	241,000	472,927
Ericsson LM Telephone Co. Sponsored ADR Class B	900	17,685
TeliaSonera AB	52,000	417,446

		1,357,774

Switzerland (10.54%)
Compagnie Financiere Richemont AG A Units	30,977	1,737,407
Credit Suisse Group	6,111	311,057
Givaudan SA Reg.	205	202,812
Holcim Ltd.	9,279	974,524
Holcim Ltd. (b)	1,181	124,034
Nestle SA	4,792	2,394,552
Nobel Biocare Holding AG (a)	1,792	416,828
Novartis AG	32,729	1,677,481

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Roche Holding AG	11,711	$2,203,994
Swiss Reinsurance	25,419	2,220,419
Swisscom AG	1,810	620,132
Synthes Inc.	1,748	244,484
UBS AG Reg. (New York)	1,100	31,680
UBS AG Reg. (Virt-X)	4,226	122,810

		13,282,214

Taiwan (0.79%)
High Tech Computer Corp. Reg. S GDR	3,950	288,350
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	69,100	709,657

		998,007

United Kingdom (14.20%)
Alliance & Leicester PLC	37,632	387,249
AstraZeneca PLC	8,500	318,293
BAE Systems PLC	301,200	2,900,711
BAE Systems PLC (b)	9,600	92,453
Barclays PLC	23,600	212,175
BHP Billiton PLC	21,410	635,246
BP PLC	59,100	600,539
British Land Co. PLC	33,900	617,291
Cairn Energy PLC (a)	4,600	258,727
Daily Mail & General Trust Class A NV	18,900	162,137
HBOS PLC	52,000	577,930
HSBC Holdings PLC	32,800	540,301
Lloyds TSB Group PLC	33,000	295,376
Marks & Spencer Group PLC	20,500	157,554
National Grid PLC	53,000	727,364
Premier Foods PLC	81,000	180,449
Reed Elsevier PLC	20,776	264,304
Reuters Group PLC	25,900	298,134
Rio Tinto PLC	14,200	1,474,766
Royal Bank of Scotland Group PLC	127,200	851,379
Royal Bank of Scotland Group PLC (b)	20,100	134,534
Royal Dutch Shell PLC Class A	25,010	863,132
Royal Dutch Shell PLC Class B	5,746	193,408
SABMiller PLC	87,600	1,919,363
Scottish & Southern Energy PLC	23,200	646,456
Standard Chartered PLC	27,500	939,831
Tesco PLC	96,100	722,847
Unilever PLC	7,605	256,435
Vodafone Group PLC	146,550	438,893
Yell Group PLC	72,500	221,586

		17,888,863

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares or principal amount	Value
United States (0.11%)
News Corp. CDI Class A	7,329	$134,830

Total Common Stocks
(cost $100,168,226)		120,458,484

Preferred Stocks (0.18%)
Germany (0.18%)
Porsche Automobil Holding SE PFD	1,228	224,463

Total Preferred Stocks
(cost $229,029)		224,463

Exchange-Traded Funds (0.75%)
iShares MSCI EAFE Index Fund	13,100	941,890

Total Exchange-Traded Funds
(cost $912,876)		941,890

Repurchase Agreement (3.06%)
State Street Bank & Trust Co. Repurchase Agreement, (d) 1.050%, agreement date 03/31/2008, to be repurchased at $3,862,607 on 04/01/2008	$3,862,494	3,862,494

Total Repurchase Agreement
(cost $3,862,494)		3,862,494

TOTAL INVESTMENTS (99.58%)
(cost $105,172,625)		125,487,331
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.42%)		524,747

NET ASSETS (100.00%)		$126,012,078

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency Security with a coupon rate of 4.557%, a maturity date of October 1, 2034, and a market value of $3,940,020 as of March 31, 2008.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

GDR - Global Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$32,712,867	26.07%
Japanese Yen	31,468,088	25.08
British Pound	16,707,438	13.31
United States Dollar	13,733,893	10.95
Swiss Franc	13,250,533	10.56
Canadian Dollar	8,271,392	6.59
Australian Dollar	3,776,527	3.01
Swedish Krona	1,658,382	1.32
Hong Kong Dollar	1,584,180	1.26
Norwegian Krone	1,480,183	1.18
Danish Krone	396,621	0.32
Singapore Dollar	331,219	0.26
Mexican Peso	116,008	0.09

Total Investments	$125,487,331	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$26,329,909	20.89%
Materials	16,686,896	13.24
Consumer Staples	13,019,976	10.33
Information Technology	12,955,583	10.28
Telecommunication Services	11,424,169	9.07
Industrials	10,479,443	8.32
Consumer Discretionary	10,181,687	8.08
Energy	9,264,494	7.35
Health Care	7,107,315	5.64
Utilities	3,233,475	2.57

Total Stocks	120,682,947	95.77
Repurchase Agreement	3,862,494	3.06
Exchanged-Traded Funds	941,890	0.75
Cash and Other Assets, Net of Liabilities	524,747	0.42

Net Assets	$126,012,078	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.19%)
Consumer Discretionary (13.47%)
1-800-FLOWERS.COM Inc. (a)	7,015	$59,698
99 Cents Only Stores (a)	11,178	110,550
Aaron Rents Inc.	10,358	223,111
AC Moore Arts & Crafts Inc. (a)	4,255	29,019
Aeropostale Inc. (a)	15,885	430,642
AFC Enterprises (a)	7,541	67,794
Aftermarket Technology Corp. (a)	5,468	106,298
AH Belo Corp. Class A (a)	4,040	46,177
Ambassadors Group Inc.	4,372	82,587
American Axle & Manufacturing Holdings Inc.	10,687	219,084
American Greetings Corp.	12,300	228,165
American Public Education Inc. (a)	1,300	39,481
Amerigon Inc. (a)	4,600	68,080
Ameristar Casinos Inc.	6,057	110,540
Arbitron Inc.	6,818	294,265
Arctic Cat Inc.	3,552	25,894
ArvinMeritor Inc.	16,415	205,352
Asbury Automotive Group Inc.	5,552	76,396
Audiovox Corp. (a)	3,404	36,355
Avatar Holdings Inc. (a)	1,448	63,118
Bally Technologies Inc. (a)	12,162	417,643
Beazer Homes USA Inc.	9,000	85,050
bebe stores inc.	5,800	62,350
Belo Corp.	20,200	213,514
Benihana Inc. Class A (a)	2,300	25,921
Big 5 Sporting Goods Corp.	5,919	51,910
BJ’s Restaurant Inc. (a)	3,139	45,233
Blockbuster Inc. (a)	44,609	145,425
Blue Nile Inc. (a)	3,456	187,142
Bluegreen Corp. (a)	5,823	39,014
Blyth Inc.	6,145	121,179
Bob Evans Farms Inc.	8,945	246,793
Bon-Ton Stores Inc.	2,600	14,222
Books-A-Million Inc.	4,200	36,708
Borders Group Inc.	14,000	82,180
Bright Horizons Family Solutions Inc. (a)	6,706	288,626
Brookfield Homes Corp.	3,037	51,022
Brown Shoe Co. Inc.	10,605	159,817
Buckle Inc.	3,833	171,450
Buffalo Wild Wings Inc. (a)	3,696	90,552
Build-A-Bear Workshop Inc. (a)	3,929	35,715
Building Materials Holding Corp.	6,292	27,559
Cabela’s Inc. (a)	8,530	120,785
Cache Inc. (a)	3,857	43,546
California Pizza Kitchen Inc. (a)	7,920	103,831
Callaway Golf Co.	15,814	232,150
Capella Education Co. (a)	2,329	127,163
Carmike Cinemas Inc.	3,799	39,054
Carrols Restaurant Group Inc. (a)	1,600	14,288
Carter’s Inc. (a)	13,408	216,539

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Casual Male Retail Group Inc. (a)	9,943	$41,761
Cato Corp. Class A	7,344	109,719
CBRL Group Inc.	5,882	210,399
CEC Entertainment Inc. (a)	6,806	196,557
Champion Enterprises Inc. (a)	18,280	183,348
Charlotte Russe Holding Inc. (a)	5,567	96,532
Charming Shoppes Inc. (a)	29,581	142,876
Charter Communications Inc. (a)	95,672	81,513
Cherokee Inc.	2,282	76,835
Children’s Place Retail Stores Inc. (a)	5,356	131,543
Chipotle Mexican Grill Inc. Class B (a)	7,600	737,884
Christopher & Banks Corp.	8,642	86,334
Churchill Downs Inc.	1,961	92,638
Cinemark Holdings Inc.	5,800	74,182
Citadel Broadcasting Corp.	43,569	72,325
Citi Trends Inc. (a)	3,600	66,420
CKE Restaurants Inc.	15,072	169,108
CKX Inc. (a)	10,000	95,200
Collective Brands Inc. (a)	15,578	188,805
Columbia Sportswear Co.	3,600	158,508
Conn’s Inc. (a)	2,486	40,547
Cooper Tire & Rubber Co.	14,701	220,074
Core-Mark Holding Co. Inc. (a)	2,000	57,480
Corinthian Colleges Inc. (a)	21,678	156,732
Cox Radio Inc. (a)	9,463	112,420
Crown Media Holdings Inc. (a)	2,762	14,280
CSK Auto Corp. (a)	11,227	104,523
CSS Industries Inc.	1,518	53,069
Cumulus Media Inc. (a)	8,806	56,182
Deckers Outdoor Corp. (a)	2,953	318,392
Denny’s Corp. (a)	25,053	74,658
DG FastChannel Inc. (a)	3,600	69,048
Dolan Media Co. (a)	2,700	54,297
Domino’s Pizza Inc.	9,517	128,384
Dover Downs Gaming & Entertainment Inc.	3,702	31,504
Dress Barn Inc. (a)	11,236	145,394
Drew Industries Inc. (a)	4,964	121,419
DSW Inc. (a)	3,900	50,505
Eddie Bauer Holdings Inc. (a)	6,600	25,674
Emmis Communications Corp. (a)	8,521	29,653
Entercom Communications Corp.	7,885	78,298
Entravision Communications Corp. (a)	15,640	104,162
Ethan Allen Interiors Inc.	6,322	179,734
Exide Technologies (a)	13,600	178,160
Fisher Communications Inc. (a)	1,296	40,383
Fleetwood Enterprises Inc. (a)	16,458	75,707
Fossil Inc. (a)	10,547	322,105
Fred’s Inc.	9,740	99,835
FTD Group Inc.	3,809	51,117
Furniture Brands International Inc.	10,564	123,599
G-III Apparel Group Ltd. (a)	2,600	34,892

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaiam Inc. (a)	4,800	$83,136
Gander Mountain Co. (a)	1,900	11,552
GateHouse Media Inc.	5,301	30,958
Gaylord Entertainment Co. (a)	9,763	295,721
Gemstar-TV Guide International Inc. (a)	59,809	281,102
Genesco Inc. (a)	5,459	126,158
Global Sources Ltd. (a)	4,180	62,073
Gray Television Inc.	11,047	62,857
Great Wolf Resorts Inc. (a)	6,328	40,373
Group 1 Automotive Inc.	5,521	129,633
GSI Commerce Inc. (a)	5,227	68,735
Gymboree Corp. (a)	7,765	309,668
Harris Interactive Inc. (a)	14,563	39,757
Haverty Furniture Companies Inc.	5,635	59,956
Hayes Lemmerz International Inc. (a)	21,400	59,706
Heelys Inc. (a)	1,300	5,577
Helen of Troy Ltd. (a)	6,800	114,036
hhgregg Inc. (a)	134	1,508
Hibbett Sports Inc. (a)	8,212	126,793
Hooker Furniture Corp.	3,016	67,377
Hot Topic Inc. (a)	10,592	45,652
Hovnanian Enterprises Inc. (a)	8,900	94,340
Iconix Brand Group Inc. (a)	12,600	218,610
IHOP Corp.	4,575	219,143
Insight Enterprises Inc. (a)	11,548	202,090
Interactive Data Corp.	7,900	224,913
INVESTools Inc. (a)	13,500	148,365
iRobot Corp. (a)	3,200	54,752
Isle of Capri Casinos Inc. (a)	4,209	30,094
J Crew Group Inc. (a)	9,100	401,947
Jack in the Box Inc. (a)	14,912	400,685
JAKKS Pacific Inc. (a)	6,627	182,706
Jamba Inc. (a)	13,700	36,305
Jo-Ann Stores Inc. (a)	6,269	92,342
Jos. A. Bank Clothiers Inc. (a)	4,337	88,909
Journal Communications Inc. Class A	10,142	74,848
K-Swiss Inc. Class A	6,471	102,371
K12 Inc. (a)	1,473	28,856
Kenneth Cole Productions Inc.	2,620	44,383
Knology Inc. (a)	5,700	73,815
Krispy Kreme Doughnuts Inc. (a)	14,406	43,938
La-Z-Boy Inc.	12,622	105,268
Lakes Entertainment Inc. (a)	5,100	22,542
Landry’s Restaurants Inc.	4,195	68,295
Leapfrog Enterprises Inc. (a)	9,320	65,706
Lear Corp. (a)	18,300	474,153
Lee Enterprises Inc. Class A	11,700	117,117
Libbey Inc.	3,900	65,676
Life Time Fitness Inc. (a)	7,593	236,978
Lifetime Brands Inc.	2,773	24,791
Lin TV Corp. (a)	7,165	68,856
Lincoln Educational Services (a)	400	4,800
Lithia Motors Inc. Class A	3,766	38,263

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Live Nation Inc. (a)	15,000	$181,950
LKQ Corp. (a)	26,808	602,376
LodgeNet Interactive Corp. (a)	5,568	33,909
Lodgian Inc. (a)	5,551	61,894
Lululemon Athletica Inc. (a)	3,000	85,290
M/I Homes Inc.	3,200	54,336
Magna Entertainment Corp. (a)	7,377	2,508
Maidenform Brands Inc. (a)	6,000	97,620
Marcus Corp.	4,237	81,350
Marine Products Corp.	2,692	21,751
MarineMax Inc. (a)	4,315	53,765
Martha Stewart Living Omnimedia Inc. (a)	7,178	53,333
Marvel Entertainment Inc. (a)	12,400	332,196
Matthews International Corp.	8,168	394,106
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,326	38,748
Media General Inc.	5,301	74,320
Mediacom Communications Corp. Class A (a)	14,628	63,339
Meritage Homes Corp. (a)	5,900	113,988
Midas Inc. (a)	3,884	66,766
Modine Manufacturing Co.	8,143	117,992
Monaco Coach Corp.	7,322	69,413
Monarch Casino & Resort Inc. (a)	2,366	41,902
Monro Muffler Brake Inc.	4,635	78,332
Morgans Hotel Group Co. (a)	4,800	71,136
Morningstar Inc. (a)	3,305	202,762
Morton’s Restaurant Group Inc. (a)	2,200	17,446
Movado Group Inc.	4,516	88,017
MTR Gaming Group Inc. (a)	5,761	40,327
Multimedia Games Inc. (a)	6,836	36,504
National CineMedia Inc.	10,200	229,296
National Presto Industries Inc.	1,318	69,063
Nautilus Inc.	8,502	27,972
Netflix Inc. (a)	10,022	347,262
New York & Co. Inc. (a)	5,356	30,743
NexCen Brands Inc. (a)	9,300	31,899
Nexstar Broadcasting Group Inc. (a)	2,200	12,980
Noble International Ltd.	3,297	20,606
O’Charley’s Inc.	6,009	69,224
Orbitz Worldwide Inc. (a)	8,134	56,043
Overstock.com Inc. (a)	4,399	52,392
Oxford Industries Inc.	3,747	84,420
Pacific Sunwear of California Inc. (a)	16,802	211,873
Palm Harbor Homes Inc. (a)	2,805	14,754
Pantry Inc. (a)	5,739	120,978
Papa John’s International Inc. (a)	5,880	142,355
Peet’s Coffee & Tea Inc. (a)	3,541	83,249
PEP Boys-Manny Moe & Jack	10,527	104,849
Perry Ellis International Inc. (a)	3,126	68,241
PetMed Express Inc. (a)	5,900	65,431

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
PF Chang’s China Bistro Inc. (a)	5,991	$170,384
Pier 1 Imports Inc. (a)	22,511	141,369
Pinnacle Entertainment Inc. (a)	14,248	182,374
Playboy Enterprises Inc. (a)	6,294	52,429
Polaris Industries Inc.	8,387	343,951
Pre-Paid Legal Services Inc. (a)	2,367	100,385
Premier Exhibitions Inc. (a)	7,400	44,696
Prestige Brands Holdings Inc. (a)	7,148	58,471
Priceline.com Inc. (a)	8,862	1,071,061
Primedia Inc.	10,036	73,765
Quiksilver Inc. (a)	28,700	281,547
Radio One Inc. Class D (a)	18,683	28,398
Raser Technologies Inc. (a)	6,500	55,835
RC2 Corp. (a)	5,254	110,176
RCN Corp. (a)	7,471	83,526
Red Robin Gourmet Burgers Inc. (a)	4,274	160,574
Regis Corp.	11,278	310,032
Rent-A-Center Inc. (a)	17,100	313,785
Retail Ventures Inc. (a)	5,921	28,717
Riviera Holdings Corp. (a)	2,665	54,926
Ruby Tuesday Inc.	13,811	103,583
Russ Berrie & Co. Inc. (a)	3,376	47,467
Ruth’s Chris Steak House (a)	5,300	36,623
Salem Communications Corp.	2,459	9,861
Sally Beauty Holdings Inc. (a)	21,100	145,590
Sauer-Danfoss Inc.	2,239	49,571
Scholastic Corp. (a)	8,873	268,586
Sealy Corp.	9,700	73,720
Select Comfort Corp. (a)	12,820	46,152
Shoe Carnival Inc. (a)	2,717	36,761
Shuffle Master Inc. (a)	8,378	44,822
Shutterfly Inc. (a)	3,943	58,632
Sinclair Broadcast Group Inc.	12,604	112,302
Six Flags Inc. (a)	16,856	27,644
Skechers U.S.A. Inc. (a)	4,549	91,935
Skyline Corp.	1,843	51,272
Smith & Wesson Holding Corp. (a)	7,800	39,156
Sonic Automotive Inc.	6,697	137,623
Sonic Corp. (a)	14,500	319,580
Sotheby’s	15,587	450,620
Source Interlink Co. Inc. (a)	9,866	18,745
Spanish Broadcasting System Inc. (a)	12,392	21,934
Spartan Motors Inc.	7,200	60,912
Speedway Motorsports Inc.	3,554	89,099
Stage Stores Inc.	10,107	163,733
Stamps.com Inc. (a)	5,228	53,639
Standard Motor Products Inc.	3,100	18,972
Standard-Pacific Corp.	14,800	71,928
Stein Mart Inc.	7,023	39,469
Steiner Leisure Ltd. (a)	3,800	125,400
Steinway Musical Instruments Inc. (a)	1,899	54,160
Steven Madden Ltd. (a)	5,512	94,421
Stewart Enterprises Inc.	26,254	168,551

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Stoneridge Inc. (a)	2,600	$34,970
Strayer Education Inc.	3,650	556,625
Sturm, Ruger & Co. Inc. (a)	4,700	38,728
Sun-Times Media Group Inc. (a)	17,413	13,060
Superior Industries International Inc.	5,341	110,826
Syntax-Brillian Corp. (a)	12,400	12,152
Systemax Inc.	2,100	25,326
Talbots Inc.	5,199	56,045
Tarragon Corp. (a)	2,517	5,412
Tempur-Pedic International Inc.	17,900	196,900
Tenneco Inc. (a)	11,113	310,497
Texas Roadhouse Inc. Class A (a)	11,504	112,739
The Andersons Inc.	3,392	151,317
The Finish Line Inc. Class A	10,851	51,651
The Men’s Wearhouse Inc.	12,700	295,529
The Steak n Shake Co. (a)	5,636	44,355
Timberland Co. (a)	11,700	160,641
TiVo Inc. (a)	21,640	189,566
Town Sports International Holdings Inc. (a)	3,400	21,794
Triarc Companies Inc. Class B	14,135	97,673
True Religion Apparel Inc. (a)	3,800	70,490
Trump Entertainment Resorts Inc. (a)	7,900	28,440
Tuesday Morning Corp. (a)	7,389	38,275
Tupperware Brands Corp.	15,296	591,649
Tween Brands Inc. (a)	5,918	146,411
Ulta Salon Cosmetics & Fragrance Inc. (a)	3,100	43,524
Under Armour Inc. Class A (a)	5,600	204,960
Unifirst Corp.	3,075	114,052
Universal Electronics Inc. (a)	3,775	91,393
Universal Technical Institute Inc. (a)	5,881	68,984
Vail Resorts Inc. (a)	7,482	361,306
Valassis Communications Inc. (a)	11,490	124,667
Value Line Inc.	162	7,436
ValueVision Media Inc. Class A (a)	8,223	45,555
VistaPrint Ltd. (a)	10,100	352,995
Visteon Corp. (a)	30,178	113,469
Volcom Inc. (a)	3,700	74,777
Warnaco Group Inc. (a)	11,366	448,275
WCI Communities Inc. (a)	7,481	25,061
West Marine Inc. (a)	2,895	20,178
Westwood One Inc. (a)	15,200	31,920
Wet Seal Inc. (a)	20,405	69,173
Weyco Group Inc.	1,100	32,637
Winnebago Industries Inc.	7,219	122,001
WMS Industries Inc. (a)	9,438	339,485
Wolverine World Wide Inc.	13,121	380,640
World Wrestling Entertainment Inc.	5,469	101,778
Zale Corp. (a)	11,167	220,660
Zumiez Inc. (a)	3,866	60,658

		36,898,411

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (3.35%)
Alico Inc.	785	$34,658
Alliance One International Inc. (a)	22,444	135,562
American Dairy Inc. (a)	1,100	10,120
American Oriental Bioengineering Inc. (a)	11,300	91,530
Arden Group Inc. Class A	200	28,600
Boston Beer Co. Inc. (a)	2,580	122,653
Cal-Maine Foods Inc.	3,600	120,168
Casey’s General Stores Inc.	11,966	270,432
Central European Distribution Corp. (a)	8,346	485,654
Central Garden & Pet Co. (a)	15,612	69,317
Chattem Inc. (a)	4,343	288,115
Chiquita Brands International Inc. (a)	9,605	221,972
Coca-Cola Bottling Co. Consolidated	1,147	70,678
Darling International Inc. (a)	20,425	264,504
Elizabeth Arden Inc. (a)	6,503	129,735
Farmer Brothers Co.	1,393	32,234
Flowers Foods Inc.	19,185	474,829
Fresh Del Monte Produce Inc. (a)	6,200	225,680
Green Mountain Coffee Roasters Inc. (a)	4,377	138,532
Hain Celestial Group Inc. (a)	8,923	263,228
Imperial Sugar Co.	3,200	60,224
Ingles Markets Inc.	3,205	78,811
Inter Parfums Inc.	1,667	36,807
J&J Snack Foods Corp.	3,042	83,564
Jones Soda Co. (a)	6,600	23,034
Lancaster Colony Corp.	6,119	244,515
Lance Inc.	7,805	152,978
Longs Drug Stores Corp.	7,912	335,943
Mannatech Inc.	4,679	33,361
Maui Land & Pineapple Co. Inc. (a)	866	27,617
MGP Ingredients Inc.	2,900	20,271
Nash Finch Co.	3,412	115,940
National Beverage Corp.	2,280	17,488
Nu Skin Enterprises Inc.	13,162	237,179
Performance Food Group Co. (a)	8,549	279,381
Perrigo Co.	19,338	729,623
Pilgrim’s Pride Corp.	9,500	192,185
PriceSmart Inc.	2,800	77,588
Ralcorp Holdings Inc. (a)	6,462	375,765
Reddy Ice Holdings Inc.	4,600	59,938
Revlon Inc. (a)	40,911	40,911
Ruddick Corp.	9,090	335,057
Sanderson Farms Inc.	4,151	157,780
Seaboard Corp.	74	115,810
Spartan Stores Inc.	5,652	117,844
Spectrum Brands Inc. (a)	8,000	36,560
The Great Atlantic & Pacific Tea Co. Inc. (a)	5,388	141,273
Tootsie Roll Industries Inc.	8,096	204,019
TreeHouse Foods Inc. (a)	7,000	160,020

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
United Natural Foods Inc. (a)	10,742	$200,983
Universal Corp.	6,405	419,720
USANA Health Sciences Inc. (a)	2,174	47,893
Vector Group Ltd.	7,909	139,119
Village Super Market Inc. Class A	600	30,900
WD-40 Co.	4,244	141,113
Weis Markets Inc.	2,596	89,484
Winn-Dixie Stores Inc. (a)	8,100	145,476

		9,184,375

Energy (7.54%)
Allis-Chalmers Energy Inc. (a)	6,400	88,256
Alon USA Energy Inc.	3,300	50,193
Alpha Natural Resources Inc. (a)	15,121	656,856
APCO Argentina Inc.	1,200	31,164
Approach Resources Inc. (a)	1,079	16,919
Arena Resources Inc. (a)	5,800	224,518
Arlington Tankers Ltd.	2,500	52,500
Atlas America Inc.	5,746	347,288
ATP Oil & Gas Corp. (a)	6,055	198,120
Atwood Oceanics Inc. (a)	6,304	578,203
Aventine Renewable Energy Holdings Inc. (a)	7,079	36,811
Basic Energy Services Inc. (a)	9,200	203,136
Berry Petroleum Co.	9,366	435,425
Bill Barrett Corp. (a)	7,138	337,270
Bois d’Arc Energy Inc. (a)	3,442	73,969
BPZ Resources Inc. (a)	14,700	319,431
Brigham Exploration Co. (a)	11,249	68,281
Bristow Group Inc. (a)	4,791	257,133
Bronco Drilling Co. Inc. (a)	6,900	111,159
Cal Dive International Inc. (a)	9,714	100,831
Callon Petroleum Co. (a)	5,380	97,324
CARBO Ceramics Inc.	4,831	193,723
Carrizo Oil & Gas Inc. (a)	6,355	376,661
Clayton Williams Energy Inc. (a)	1,449	76,058
Clean Energy Fuels Corp. (a)	3,400	45,424
Complete Production Services Inc. (a)	9,700	222,518
Comstock Resources Inc. (a)	9,940	400,582
Concho Resources Inc. (a)	5,500	141,020
Contango Oil & Gas Co. (a)	2,900	187,369
Crosstex Energy Inc.	9,519	323,170
CVR Energy Inc. (a)	2,403	55,341
Dawson Geophysical Co. (a)	2,000	135,000
Delek US Holdings Inc.	3,000	38,010
Delta Petroleum Corp. (a)	16,327	368,011
Double Hull Tankers Inc.	6,200	65,782
Dril-Quip Inc. (a)	5,988	278,262
Edge Petroleum Corp. (a)	7,571	30,511
Encore Acquisition Co. (a)	12,691	511,193
Energy Infrastructure Acquisition Corp. (a)	3,800	37,810

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Energy Partners Ltd. (a)	7,675	$72,682
ENGlobal Corp. (a)	4,700	40,185
Evergreen Energy Inc. (a)	18,851	29,031
EXCO Resources Inc. (a)	14,000	259,000
Exterran Holdings Inc. (a)	14,400	929,376
FX Energy Inc. (a)	9,600	40,896
General Maritime Corp.	6,300	148,743
GeoGlobal Resources Inc. (a)	7,600	21,204
Geokinetics Inc. (a)	1,900	34,428
Geomet Inc. (a)	2,886	19,221
GMX Resources Inc. (a)	3,000	104,790
Golar LNG Ltd.	7,700	140,679
Goodrich Petroleum Corp. (a)	3,344	100,588
Grey Wolf Inc. (a)	44,157	299,384
Gulf Island Fabrication Inc.	3,113	89,405
GulfMark Offshore Inc. (a)	5,780	316,282
Gulfport Energy Corp. (a)	4,100	43,460
Harvest Natural Resources Inc. (a)	10,132	122,192
Hercules Offshore Inc. (a)	19,900	499,888
Hornbeck Offshore Services Inc. (a)	5,534	252,738
International Coal Group Inc. (a)	28,900	183,515
ION Geophysical Corp. (a)	19,732	272,302
Kayne Anderson Energy Development Co.	2,200	54,780
Knightsbridge Tankers Ltd.	4,600	122,728
Lufkin Industries Inc.	3,882	247,749
Mariner Energy Inc. (a)	20,172	544,846
Matrix Service Co. (a)	6,200	106,516
McMoRan Exploration Co. (a)	6,348	109,757
Meridian Resource Corp. (a)	19,127	28,308
NATCO Group Inc. (a)	3,900	182,325
Newpark Resources Inc. (a)	21,457	109,431
NGP Capital Resources Co.	5,226	85,811
Nordic American Tanker Shipping Ltd.	6,000	168,000
Oil States International Inc. (a)	11,652	522,126
Oilsands Quest Inc. (a)	22,700	89,438
OYO Geospace Corp. (a)	1,000	45,420
Pacific Ethanol Inc. (a)	7,800	34,320
Parallel Petroleum Corp. (a)	9,696	189,751
Parker Drilling Co. (a)	26,621	171,972
Penn Virginia Corp.	9,634	424,763
Petrohawk Energy Corp. (a)	45,729	922,354
Petroleum Development Corp. (a)	3,818	264,473
Petroquest Energy Inc. (a)	10,663	184,896
PHI Inc. (a)	2,900	91,466
Pioneer Drilling Co. (a)	10,882	173,350
Rentech Inc. (a)	42,500	37,825
Resource America Inc.	3,210	30,334
Rosetta Resources Inc. (a)	12,117	238,341
RPC Inc.	7,849	119,226
Ship Finance International Ltd.	8,200	215,496
Stone Energy Corp. (a)	6,287	328,873
SulphCo Inc. (a)	8,900	37,113

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Superior Offshore International Inc. (a)	3,000	$9,930
Superior Well Services Inc. (a)	3,500	76,545
Swift Energy Co. (a)	6,789	305,437
T-3 Energy Services Inc. (a)	1,600	68,096
Teekay Tankers Ltd. Class A	3,200	54,784
Toreador Resources Corp. (a)	4,190	32,598
Trico Marine Services Inc. (a)	3,100	120,807
TXCO Resources Inc. (a)	8,300	102,754
Union Drilling Inc. (a)	3,700	64,713
Uranium Resources Inc. (a)	13,100	78,469
US BioEnergy Corp. (a)	2,185	12,892
USEC Inc. (a)	25,591	94,687
VAALCO Energy Inc. (a)	13,900	69,083
Venoco Inc. (a)	2,879	33,454
VeraSun Energy Corp. (a)	7,237	53,192
Verenium Corp. (a)	8,503	29,931
W-H Energy Services Inc. (a)	7,257	499,644
Warren Resources Inc. (a)	14,146	167,913
Whiting Petroleum Corp. (a)	10,083	651,866
Willbros Group Inc. (a)	8,800	269,280
World Fuel Services Corp.	6,728	188,855

		20,657,939

Financials (19.46%)
1st Source Corp.	2,527	53,193
Abington Bancorp Inc.	1,120	11,558
Acadia Realty Trust	8,453	204,140
Advance America Cash Advance Centers Inc.	16,401	123,828
Advanta Corp. Class B	8,439	59,326
Agree Realty Corp.	2,760	75,762
Alesco Financial Inc.	11,700	33,696
Alexander’s Inc. (a)	440	155,980
Alexandria Real Estate Equities Inc.	7,609	705,506
Alfa Corp.	6,519	143,288
Alternative Asset Management Acquisition Corp. (a)	9,900	93,753
Amcore Financial Inc.	5,421	110,317
American Campus Communities Inc.	6,457	176,664
American Equity Investment Life Holding Co.	14,269	132,416
American Financial Realty Trust	30,000	238,200
American Physicians Capital Inc.	2,713	125,775
AmericanWest Bancorp	3,263	28,453
Ameris Bancorp	2,230	35,814
Amerisafe Inc. (a)	5,100	64,464
AmTrust Financial Services Inc.	6,000	97,260
Anchor Bancorp Wisconsin Inc.	4,887	92,706
Anthracite Capital Inc.	14,155	93,423
Anworth Mortgage Asset Corp.	17,157	105,172
Apollo Investment Corp.	28,522	451,503
Arbor Realty Trust Inc.	3,756	56,640

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ares Capital Corp.	17,824	$224,048
Ares Capital Corp. Rights (a)	5,941	3,327
Argo Group International Holdings Ltd. (a)	6,310	224,131
Ashford Hospitality Trust Inc.	27,176	154,360
Aspen Insurance Holdings Ltd.	21,900	577,722
Associated Estates Realty Corp.	2,700	30,888
Assured Guaranty Ltd.	19,100	453,434
Asta Funding Inc.	2,947	41,052
Baldwin & Lyons Inc.	1,211	31,098
BancFirst Corp.	1,448	66,289
Banco Latinoamericano de Exportaciones SA	5,800	89,320
Bank Mutual Corp.	15,132	162,518
Bank of the Ozarks Inc.	2,518	60,180
BankAtlantic Bancorp Inc.	13,003	50,842
BankFinancial Corp.	6,800	108,188
BankUnited Financial Corp.	7,685	38,502
Banner Corp.	3,523	81,170
Beneficial Mutual Bancorp Inc. (a)	8,700	86,043
Berkshire Hills Bancorp Inc.	2,196	55,317
BioMed Realty Trust Inc.	16,051	383,458
BlackRock Kelso Capital Corp.	2,400	28,656
Boston Private Financial Holdings Inc.	9,851	104,322
Brookline Bancorp Inc.	16,081	184,610
BRT Realty Trust	1,100	15,411
Calamos Asset Management Inc. Class A	6,151	100,138
Capital City Bank Group Inc.	2,498	72,442
Capital Corp. of the West	1,829	14,669
Capital Southwest Corp.	832	102,935
Capital Trust Inc.	2,914	78,532
Capitol Bancorp Ltd.	4,022	85,025
CapLease Inc.	8,856	68,811
Cardtronics Inc. (a)	3,400	23,698
Cascade Bancorp	6,286	60,094
Cash America International Inc.	6,880	250,432
Castlepoint Holdings Ltd.	800	7,784
Cathay General Bancorp	13,399	277,761
CBRE Realty Finance Inc.	5,800	23,374
Cedar Shopping Centers Inc.	9,475	110,668
Centennial Bank Holdings Inc. (a)	15,700	98,596
Center Financial Corp.	3,581	32,444
Centerline Holding Co.	11,793	47,880
Central Pacific Financial Corp.	7,500	141,375
Chemical Financial Corp.	6,707	159,895
Chimera Investment Corp.	5,951	73,197
Citizens Inc. (a)	6,300	42,147
Citizens Republic Bancorp Inc.	18,032	224,138
City Bank	3,504	78,034
City Holding Co.	3,671	146,473
Clayton Holdings Inc. (a)	2,300	10,672

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Clifton Savings Bancorp Inc.	3,100	$31,248
CNA Surety Corp. (a)	2,949	45,356
CoBiz Financial Inc.	3,304	43,018
Cohen & Steers Inc.	4,434	117,457
Columbia Banking Systems Inc.	4,291	96,033
Commerce Group Inc.	11,700	421,902
Community Bancorp NV (a)	2,552	34,605
Community Bank System Inc.	7,487	183,881
Community Trust Bancorp Inc.	2,889	84,648
Compass Diversified Holdings	6,100	80,215
CompuCredit Corp. (a)	4,981	44,181
Consolidated-Tomoka Land Co.	1,442	80,824
Corporate Office Properties Trust	9,175	308,372
Corus Bankshares Inc.	9,258	90,080
Cousins Properties Inc.	9,538	235,684
Cowen Group Inc. (a)	3,200	22,688
Crawford & Co. Class B (a)	4,776	25,074
Credit Acceptance Corp. (a)	1,898	29,476
Crystal River Capital Inc.	5,400	48,222
CVB Financial Corp.	14,063	146,396
Darwin Professional Underwriters Inc. (a)	1,200	26,988
DCT Industrial Trust Inc.	40,200	400,392
Deerfield Capital Corp.	13,098	18,468
Delphi Financial Group Inc.	10,518	307,441
DiamondRock Hospitality Co.	21,555	273,102
Digital Realty Trust Inc.	13,400	475,700
Dime Community Bancshares	5,969	104,338
Dollar Financial Corp. (a)	4,100	94,300
Donegal Group Inc.	2,369	41,221
Downey Financial Corp.	5,000	91,900
DuPont Fabros Technology Inc.	5,940	97,951
EastGroup Properties Inc.	5,467	253,997
Education Realty Trust Inc.	8,425	105,902
eHealth Inc. (a)	2,800	61,796
EMC Insurance Group Inc.	946	25,438
Employers Holdings Inc.	13,800	255,852
Encore Capital Group Inc. (a)	3,100	21,080
Enstar Group Ltd. (a)	1,500	166,905
Enterprise Financial Services Corp.	1,776	44,400
Entertainment Properties Trust	6,000	295,980
Epoch Holding Corp.	1,500	17,970
Equity Lifestyle Properties Inc.	5,091	251,343
Equity One Inc.	9,946	238,406
eSpeed Inc. (a)	4,901	57,146
Evercore Partners Inc.	1,700	30,175
Extra Space Storage Inc.	14,108	228,409
EZCORP Inc. (a)	8,400	103,404
FBL Financial Group Inc.	2,898	82,564
FBR Capital Markets Corp. (a)	7,400	49,950
FCStone Group Inc. (a)	2,250	62,325

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Federal Agricultural Mortgage Corp. Class C	2,971	$77,543
FelCor Lodging Trust Inc.	14,193	170,742
Financial Federal Corp.	6,355	138,603
First Acceptance Corp. (a)	3,120	8,892
First Bancorp (North Carolina)	2,182	43,487
First BanCorp (Puerto Rico)	18,719	190,185
First Busey Corp.	6,179	130,500
First Cash Financial Services Inc. (a)	6,714	69,356
First Charter Corp.	8,328	222,441
First Commonwealth Financial Corp.	15,721	182,206
First Community Bancorp (CA)	6,075	163,114
First Community Bancshares Inc.	1,951	71,055
First Financial Bancorp	9,423	126,739
First Financial Bankshares Inc.	4,270	174,985
First Financial Corp. Indiana	2,599	79,997
First Financial Holdings Inc.	2,795	65,571
First Industrial Realty Trust Inc.	11,476	354,494
First Merchants Corp.	3,806	108,623
First Mercury Financial Corp. (a)	2,630	45,788
First Midwest Bancorp Inc.	12,841	356,595
First Niagara Financial Group Inc.	28,241	383,795
First Place Financial Corp. Ohio	3,515	45,695
First Potomac Realty Trust	6,689	102,810
First Regional Bancorp (a)	1,413	23,173
First South Bancorp Inc.	1,363	30,667
First State Bancorporation	5,827	78,024
FirstFed Financial Corp. (a)	3,982	108,111
FirstMerit Corp.	20,000	413,200
Flagstar Bancorp Inc.	10,794	77,933
Flagstone Reinsurance Holdings Ltd.	2,000	24,200
Flushing Financial Corp.	3,867	67,982
FNB Corp. (PA)	16,279	254,115
FPIC Insurance Group Inc. (a)	2,596	122,375
Franklin Bank Corp. (a)	5,985	18,135
Franklin Street Properties Corp.	13,084	187,363
Fremont General Corp. (a)	15,756	8,192
Friedman Billings Ramsey Group Inc.	36,800	62,560
Frontier Financial Corp.	9,783	172,963
FX Real Estate and Entertainment Inc. (a)	2,000	11,760
FX Real Estate and Entertainment Inc. Rights (a)	1,000	80
GAMCO Investors Inc.	1,625	81,835
Getty Realty Corp.	3,794	60,438
GFI Group Inc.	4,039	231,435
Glacier Bancorp Inc.	13,662	261,901
Gladstone Capital Corp.	2,611	48,852
Glimcher Realty Trust	8,270	98,909
GMH Communities Trust	8,283	71,896
Gramercy Capital Corp.	4,135	86,546
Great Southern Bancorp Inc.	1,882	29,378

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Green Bankshares Inc.	2,596	$45,923
Greenhill & Co. Inc.	4,349	302,516
Greenlight Capital Re Ltd. Class A (a)	2,900	53,940
Grubb & Ellis Co.	4,700	32,289
Hancock Holding Co.	6,926	291,031
Hanmi Financial Corp.	10,830	80,034
Harleysville Group Inc.	3,632	131,079
Harleysville National Corp.	6,292	90,731
Healthcare Realty Trust Inc.	11,400	298,110
Heartland Financial USA Inc.	2,743	58,042
Heckmann Corp. (a)	6,511	48,507
Hercules Technology Growth Capital Inc.	6,900	74,934
Heritage Commerce Corp.	2,304	42,232
Hersha Hospitality Trust	11,825	106,780
HFF Inc. Class A (a)	3,800	19,038
Hicks Acquisition Co. I Inc. (a)	9,240	84,823
Highwoods Properties Inc.	14,369	446,445
Hilb Rogal & Hobbs Co.	8,408	264,600
Hilltop Holdings Inc. (a)	12,788	132,995
Home Bancshares Inc.	2,700	56,349
Home Properties Inc.	7,883	378,305
Horace Mann Educators Corp.	9,602	167,843
Horizon Financial Corp.	2,167	29,926
IBERIABANK Corp.	3,135	138,724
IMPAC Mortgage Holdings Inc.	19,885	25,254
Imperial Capital Bancorp Inc.	1,110	23,998
Independence Holding Co.	600	7,152
Independent Bank Corp. (MA)	3,624	107,089
Independent Bank Corp. (MI)	5,972	61,989
Infinity Property & Casualty Corp.	5,058	210,413
Inland Real Estate Corp.	15,717	239,056
Integra Bank Corp.	4,055	65,691
Interactive Brokers Group Inc. Class A (a)	9,300	238,731
International Bancshares Corp.	11,550	260,799
Investors Bancorp Inc. (a)	14,200	217,970
Investors Real Estate Trust	9,304	90,993
IPC Holdings Ltd.	16,000	448,000
Irwin Financial Corp.	5,549	29,465
Jer Investors Trust Inc.	6,900	58,512
Kansas City Life Insurance Co.	1,495	71,850
KBW Inc. (a)	6,633	146,258
Kearny Financial Corp.	3,806	41,676
Kite Realty Group Trust	5,494	76,916
Knight Capital Group Inc. Class A (a)	24,808	402,882
Kohlberg Capital Corp.	2,900	30,102
LaBranche & Co. Inc. (a)	11,499	50,021
Ladenburg Thalmann Financial Services Inc. (a)	21,100	39,457
Lakeland Bancorp Inc.	3,817	49,354
Lakeland Financial Corp.	2,132	48,290

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
LandAmerica Financial Group Inc.	4,103	$161,945
LaSalle Hotel Properties	9,566	274,831
Lexington Realty Trust	16,022	230,877
LTC Properties Inc.	4,927	126,673
Luminent Mortgage Capital Inc.	12,964	7,519
Macatawa Bank Corp.	4,170	43,410
Maguire Properties Inc.	9,037	129,319
MainSource Financial Group Inc.	3,361	52,096
Marathon Acquisition Corp. (a)	7,100	54,812
MarketAxess Holdings Inc. (a)	8,296	82,462
Max Capital Group Ltd.	13,361	349,925
MB Financial Inc.	7,937	244,301
MCG Capital Corp.	15,858	144,149
MCG Capital Corp. Rights (a)	2,265	2,424
Meadowbrook Insurance Group Inc.	6,700	52,327
Medical Properties Trust Inc.	15,400	174,328
Meruelo Maddux Properties Inc. (a)	11,000	27,940
MFA Mortgage Investments Inc.	36,069	227,235
Mid-America Apartment Communities Inc.	5,804	289,271
Midland Co.	2,393	155,377
Midwest Banc Holdings Inc.	3,645	46,583
Mission West Properties Inc.	3,400	32,130
Montpelier Re Holdings Ltd.	22,800	365,940
Move Inc. (a)	24,008	73,945
MVC Capital Inc.	5,200	79,248
Nara Bancorp Inc.	5,984	77,732
NASB Financial Inc.	1,546	40,505
National Financial Partners Corp.	8,763	196,905
National Health Investors Inc.	5,201	162,531
National Interstate Corp.	2,000	46,700
National Penn Bancshares Inc.	17,948	326,474
National Retail Properties Inc.	17,066	376,305
National Western Life Insurance Co.	522	113,164
Nationwide Health Properties Inc.	22,729	767,104
Navigators Group Inc. (a)	2,746	149,382
NBT Bancorp Inc.	7,175	159,285
Nelnet Inc.	3,700	43,475
NewAlliance Bancshares Inc.	27,106	332,320
Newcastle Investment Corp.	10,914	90,150
NewStar Financial Inc. (a)	3,332	17,260
Northfield Bancorp Inc. (a)	3,330	34,132
NorthStar Realty Finance Corp.	13,897	113,538
Northwest Bancorp Inc.	3,737	102,132
NRDC Acquisition Corp. (a)	6,946	63,834
NTR Acquisition Co. (a)	4,600	44,022
NYMAGIC Inc.	1,000	22,710
Ocwen Financial Corp. (a)	8,712	38,681
Odyssey Re Holdings Corp.	7,246	266,290
Old National Bancorp	17,387	312,966
Old Second Bancorp Inc.	3,904	103,690
Omega Financial Corp.	2,412	75,254

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Omega Healthcare Investors Inc.	15,229	$264,375
optionsXpress Holdings Inc.	10,870	225,118
Oriental Financial Group Inc.	6,368	125,513
Oritani Financial Corp. (a)	1,700	25,789
Pacific Capital Bancorp	12,063	259,355
Park National Corp.	2,654	188,036
Patriot Capital Funding Inc.	5,500	57,585
PennantPark Investment Corp.	3,300	28,083
Pennsylvania Real Estate Investment Trust	7,631	186,120
Penson Worldwide Inc. (a)	3,100	28,613
Peoples Bancorp Inc.	2,010	48,461
PFF Bancorp Inc.	6,549	54,488
Phoenix Companies Inc.	28,603	349,243
Pinnacle Financial Partners Inc. (a)	3,114	79,718
Piper Jaffray Co. (a)	4,333	147,149
Platinum Underwriters Holdings Ltd.	12,808	415,748
PMA Capital Corp. (a)	6,563	56,048
Post Properties Inc.	10,390	401,262
Preferred Bank	1,950	32,546
Presidential Life Corp.	4,357	75,986
Primus Guaranty Ltd. (a)	9,700	34,726
PrivateBancorp Inc.	4,608	145,014
ProAssurance Corp. (a)	7,793	419,497
Prospect Capital Corp.	5,600	85,232
Prosperity Bancshares Inc.	9,496	272,155
Provident Bankshares Corp.	8,589	92,246
Provident Financial Services Inc.	16,666	235,657
Provident New York Bancorp	9,070	122,445
PS Business Parks Inc.	3,991	207,133
QC Holdings Inc.	1,300	11,765
RAIT Investment Trust	14,625	101,497
RAM Holdings Ltd. (a)	3,400	7,718
Ramco-Gershenson Properties Trust	4,218	89,042
Realty Income Corp.	25,500	653,310
Redwood Trust Inc.	5,915	215,010
Renasant Corp.	3,616	81,360
Republic Bancorp Inc. (Kentucky)	1,449	27,357
Resource Capital Corp.	4,300	32,551
Riskmetrics Group Inc. (a)	5,092	98,530
RLI Corp.	5,638	279,476
Rockville Financial Inc.	1,257	17,221
Roma Financial Corp.	2,400	35,784
Royal Bancshares of Pennsylvania Inc.	420	6,077
S&T Bancorp Inc.	5,617	180,699
Safety Insurance Group Inc.	3,428	116,998
Sanders Morris Harris Group Inc.	4,975	40,596
Sandy Spring Bancorp Inc.	3,094	85,147
Santander BanCorp	1,715	17,339
Saul Centers Inc.	2,948	148,108
SCBT Financial Corp.	1,904	64,355
Seabright Insurance Holdings (a)	5,100	75,123

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Seacoast Banking Corp. of Florida	4,111	$45,015
Security Bank Corp. (Georgia)	3,935	31,283
Security Capital Assurance Ltd.	5,100	2,805
Selective Insurance Group Inc.	14,202	339,144
Senior Housing Properties Trust	22,646	536,710
Sierra Bancorp	1,100	23,771
Signature Bank (a)	7,741	197,395
Simmons First National Corp.	2,790	82,947
South Financial Group Inc.	16,600	246,676
Southside Bancshares Inc.	1,989	47,875
Southwest Bancorp Inc.	4,155	72,754
Sovran Self Storage Inc.	4,473	191,042
State Auto Financial Corp.	3,946	114,947
Sterling Bancorp NY	4,708	73,115
Sterling Bancshares Inc. TX	19,693	195,748
Sterling Financial Corp. PA (a)	7,109	124,052
Sterling Financial Corp. WA	12,736	198,809
Stewart Information Services Corp.	4,491	125,703
Stifel Financial Corp. (a)	3,488	156,611
Strategic Hotels & Resorts Inc.	17,193	225,744
Stratus Properties Inc. (a)	700	20,629
Suffolk Bancorp	2,093	66,306
Sun Bancorp Inc. (New Jersey) (a)	2,621	34,519
Sun Communities Inc.	4,768	97,744
Sunstone Hotel Investors Inc.	14,512	232,337
Superior Bancorp (a)	6,518	32,394
Susquehanna Bancshares Inc.	21,243	432,720
SVB Financial Group (a)	8,202	357,935
SWS Group Inc.	5,497	67,228
SY Bancorp Inc.	3,084	71,672
Tanger Factory Outlet Centers Inc.	7,025	270,252
Taylor Capital Group Inc.	1,789	29,375
Tejon Ranch Co. (a)	2,383	88,934
Texas Capital Bancshares Inc. (a)	6,180	104,318
The Bancorp Inc. (a)	1,978	23,894
Thomas Properties Group Inc.	4,900	43,022
Thomas Weisel Partners Group Inc. (a)	4,600	30,452
TICC Capital Corp.	4,753	35,743
TierOne Corp.	4,419	49,846
Tompkins Financial Corp.	1,833	90,184
Tower Group Inc.	5,191	130,657
TradeStation Group Inc. (a)	7,802	66,473
Triad Guaranty Inc. (a)	2,994	14,970
Trico Bancshares	2,492	43,137
Triplecrown Acquisition Corp. (a)	8,705	79,390
Trustco Bank Corp. NY	20,810	185,001
Trustmark Corp.	12,459	277,587
U-Store-It Trust	11,581	131,213
U.S. Global Investors Inc. Class A	3,100	41,974
UCBH Holdings Inc.	23,879	185,301
UMB Financial Corp.	8,290	341,548
Umpqua Holdings Corp.	14,586	226,229
Union Bankshares Corp.	2,563	49,645

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
United America Indemnity Ltd. Class A (a)	5,100	$98,226
United Bankshares Inc.	9,659	257,412
United Community Banks Inc.	9,755	165,640
United Community Financial Corp.	5,193	32,197
United Fire & Casualty Co.	5,092	190,441
United Security Bancshares	1,300	21,840
Universal Health Realty Income Trust	3,155	105,061
Univest Corp. of Pennsylvania	2,236	58,561
Urstadt Biddle Properties Inc.	4,604	72,421
Validus Holdings Ltd.	3,800	89,034
ViewPoint Financial Group	2,700	44,577
Virginia Commerce Bancorp (a)	4,441	50,983
W Holding Co. Inc.	27,243	32,419
W.P. Stewart & Co. Ltd.	4,000	7,760
Waddell & Reed Financial Inc.	20,918	672,095
Washington Real Estate Investment Trust	11,802	394,423
Washington Trust Bancorp Inc.	2,456	60,958
Wauwatosa Holdings Inc. (a)	1,388	16,517
WesBanco Inc.	4,714	116,483
West Coast Bancorp (Oregon)	3,260	47,563
Westamerica Bancorporation	7,983	419,906
Western Alliance Bancorp (a)	3,400	43,724
Westfield Financial Inc.	5,260	51,390
Wilshire Bancorp Inc.	4,118	31,462
Winthrop Realty Trust	9,300	38,316
Wintrust Financial Corp.	5,786	202,221
World Acceptance Corp. (a)	4,481	142,720
WSFS Financial Corp.	1,735	85,501
Zenith National Insurance Corp.	9,098	326,254

		53,286,385

Health Care (12.50%)
Abaxis Inc. (a)	5,121	118,654
Abiomed Inc. (a)	6,301	82,795
Acacia Research - Acacia Technologies (a)	6,800	39,100
Acadia Pharmaceuticals Inc. (a)	7,934	71,882
Accuray Inc. (a)	3,900	30,459
Acorda Therapeutics Inc. (a)	5,400	96,930
Affymax Inc. (a)	727	10,251
Affymetrix Inc. (a)	16,000	278,560
Air Methods Corp. (a)	2,800	135,436
Akorn Inc. (a)	11,400	53,922
Albany Molecular Research Inc. (a)	5,323	64,621
Alexion Pharmaceuticals Inc. (a)	8,730	517,689
Alexza Pharmaceuticals Inc. (a)	4,100	28,208
Align Technology Inc. (a)	14,039	155,973
Alkermes Inc. (a)	23,849	283,326
Alliance Imaging Inc. (a)	4,642	39,921
Allos Therapeutics Inc. (a)	8,300	50,464

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Allscripts Healthcare Solutions Inc. (a)	12,832	$132,426
Alnylam Pharmaceuticals Inc. (a)	8,100	197,640
Alpharma Inc. (a)	9,981	261,602
Altus Pharmaceuticals Inc. (a)	4,300	19,565
AMAG Pharmaceuticals Inc. (a)	4,004	161,882
Amedisys Inc. (a)	5,899	232,067
American Dental Partners Inc. (a)	3,500	33,845
American Medical Systems Holdings Inc. (a)	17,107	242,748
AMERIGROUP Corp. (a)	12,200	333,426
Amicus Therapeutics Inc. (a)	2,958	31,651
AMN Healthcare Services Inc. (a)	8,295	127,909
Amsurg Corp. (a)	7,204	170,591
Analogic Corp.	3,406	226,635
Angiodynamics Inc. (a)	5,500	63,580
Animal Health International Inc. (a)	2,101	22,985
Applera Corp. - Celera Group (a)	18,097	266,026
Apria Healthcare Group Inc. (a)	10,276	202,951
Arena Pharmaceuticals Inc. (a)	17,258	118,045
Ariad Pharmaceuticals Inc. (a)	18,144	61,145
ArQule Inc. (a)	8,900	38,092
Array Biopharma Inc. (a)	12,378	86,770
Arthrocare Corp. (a)	6,473	215,875
Aspect Medical Systems Inc. (a)	3,962	24,168
Assisted Living Concepts Inc. Class A (a)	13,200	77,748
athenahealth Inc. (a)	1,630	38,582
Auxilium Pharmaceuticals Inc. (a)	7,400	197,876
Bentley Pharmaceuticals Inc. (a)	3,815	61,994
Bio-Rad Laboratories Inc. (a)	4,396	391,024
Bio-Reference Labs Inc. (a)	2,746	72,577
Biodel Inc. (a)	712	7,725
BioForm Medical Inc. (a)	592	2,723
BioMarin Pharmaceutical Inc. (a)	22,543	797,346
BioMimetic Therapeutics Inc. (a)	2,100	16,800
Bionovo Inc. (a)	8,600	10,922
BMP Sunstone Corp. (a)	5,700	43,662
Bruker Corp. (a)	14,713	226,433
Cadence Pharmaceuticals Inc. (a)	3,120	18,564
Cantel Medical Corp. (a)	2,100	22,302
Capital Senior Living Corp. (a)	4,100	33,005
Caraco Pharmaceutical Laboratories Ltd. (a)	2,074	37,228
CardioNet Inc. (a)	1,200	21,588
Cell Genesys Inc. (a)	19,614	46,093
Centene Corp. (a)	10,109	140,919
Cepheid Inc. (a)	12,430	303,168
Chemed Corp.	6,012	253,706
Computer Programs & Systems Inc.	2,284	47,736
Conceptus Inc. (a)	7,600	141,056
Conmed Corp. (a)	7,429	190,480
Corvel Corp. (a)	1,905	58,274

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cross Country Healthcare Inc. (a)	7,789	$96,350
CryoLife Inc. (a)	5,400	50,760
Cubist Pharmaceuticals Inc. (a)	13,566	249,886
Cutera Inc. (a)	3,600	48,492
CV Therapeutics Inc. (a)	14,902	106,251
Cyberonics Inc. (a)	5,476	79,402
Cynosure Inc. Class A (a)	2,000	42,600
Cypress Bioscience Inc. (a)	8,201	58,719
Cytokinetics Inc. (a)	6,300	20,916
CytRx Corp. (a)	22,700	26,105
Datascope Corp.	3,437	142,395
Dendreon Corp. (a)	18,855	90,881
Dionex Corp. (a)	4,898	377,097
Discovery Laboratories Inc. (a)	22,300	52,405
Durect Corp. (a)	16,048	84,252
Eclipsys Corp. (a)	11,221	220,044
Emergency Medical Services Corp. Class A (a)	2,500	61,725
Emeritus Corp. (a)	1,100	22,946
Encysive Pharmaceuticals Inc. (a)	17,658	41,496
Enzo Biochem Inc. (a)	6,661	60,548
Enzon Pharmaceuticals Inc. (a)	12,015	110,658
eResearch Technology Inc. (a)	11,137	138,322
ev3 Inc. (a)	11,148	90,745
Exelixis Inc. (a)	24,115	167,599
Genomic Health Inc. (a)	3,800	71,782
Genoptix Inc. (a)	1,400	35,014
Gentiva Health Services Inc. (a)	6,726	146,358
GenVec Inc. (a)	13,500	23,760
Geron Corp. (a)	16,373	79,900
Greatbatch Inc. (a)	4,856	89,399
GTx Inc. (a)	3,572	57,438
Haemonetics Corp. (a)	6,097	363,259
Halozyme Therapeutics Inc. (a)	14,600	92,856
Hansen Medical Inc. (a)	2,815	39,579
HealthExtras Inc. (a)	6,791	168,688
Healthsouth Corp. (a)	19,300	343,347
Healthspring Inc. (a)	10,600	149,248
Healthways Inc. (a)	8,370	295,796
HMS Holdings Corp. (a)	4,500	128,475
Hologic Inc. (a)	29,236	1,625,522
Human Genome Sciences Inc. (a)	32,290	190,188
Hythiam Inc. (a)	6,600	7,986
I-Flow Corp. (a)	5,802	81,402
ICU Medical Inc. (a)	3,532	101,616
Idenix Pharmaceuticals Inc. (a)	6,069	30,466
Illumina Inc. (a)	12,587	955,353
Immucor Inc. (a)	16,135	344,321
Immunomedics Inc. (a)	15,500	43,555
Incyte Corp. (a)	22,154	232,839
Indevus Pharmaceuticals Inc. (a)	15,700	74,889
Insulet Corp. (a)	1,065	15,336

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Integra LifeSciences Holdings Corp. (a)	4,527	$196,789
InterMune Inc. (a)	6,089	88,778
Invacare Corp.	7,704	171,645
inVentiv Health Inc. (a)	7,256	209,045
Inverness Medical Innovations Inc. (a)	17,998	541,740
Isis Pharmaceuticals Inc. (a)	19,302	272,351
Javelin Pharmaceuticals Inc. (a)	9,100	25,571
Kendle International Inc. (a)	3,300	148,236
Kensey Nash Corp. (a)	3,300	95,535
Keryx Biopharmaceuticals Inc. (a)	11,323	6,794
Kindred Healthcare Inc. (a)	7,285	159,323
Kosan Biosciences Inc. (a)	8,700	13,659
KV Pharmaceutical Co. Class A (a)	9,080	226,637
Landauer Inc.	1,980	99,673
LCA-Vision Inc.	4,805	60,063
LHC Group Inc. (a)	3,200	53,760
Lifecell Corp. (a)	7,730	324,892
Ligand Pharmaceuticals Inc. Class B	20,200	80,800
Luminex Corp. (a)	8,138	159,912
Magellan Health Services Inc. (a)	9,653	383,128
MannKind Corp. (a)	9,255	55,252
MAP Pharmaceuticals Inc. (a)	128	1,788
Martek Biosciences Corp. (a)	8,437	257,919
Masimo Corp. (a)	3,223	83,798
Matria Healthcare Inc. (a)	5,178	115,469
Maxygen Inc. (a)	5,179	33,456
Medarex Inc. (a)	29,600	261,960
MedAssets Inc. (a)	3,431	50,847
Medcath Corp. (a)	2,756	50,159
Medical Action Industries Inc. (a)	4,050	66,542
Medicines Co. (a)	12,110	244,622
Medicis Pharmaceutical Corp.	12,935	254,690
Medivation Inc. (a)	5,500	78,265
Mentor Corp.	8,113	208,666
Meridian Bioscience Inc.	8,908	297,794
Merit Medical Systems Inc. (a)	6,797	107,597
Metabolix Inc. (a)	3,000	32,850
Micrus Endovascular Corp. (a)	4,000	49,440
Minrad International Inc. (a)	9,500	22,325
Molina Healthcare Inc. (a)	2,729	66,642
Momenta Pharmaceuticals Inc. (a)	6,611	72,258
MWI Veterinary Supply Inc. (a)	1,700	59,942
Myriad Genetics Inc. (a)	10,770	433,923
Nabi Biopharmaceuticals (a)	15,411	61,952
Nastech Pharmaceutical Co. Inc. (a)	6,743	15,846
National Healthcare Corp.	1,573	76,605
Natus Medical Inc. (a)	5,700	103,455
Nektar Therapeutics (a)	21,699	150,591
Neurocrine Biosciences Inc. (a)	9,938	53,665
Neurogen Corp. (a)	6,300	11,718
Nighthawk Radiology Holdings Inc. (a)	5,200	48,672
Northstar Neuroscience Inc. (a)	3,600	5,688
Novacea Inc. (a)	2,200	5,940

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Noven Pharmaceuticals Inc. (a)	6,441	$57,840
NuVasive Inc. (a)	8,022	276,839
NxStage Medical Inc. (a)	4,100	17,712
Obagi Medical Products Inc. (a)	900	7,812
Odyssey HealthCare Inc. (a)	9,213	82,917
Omnicell Inc. (a)	8,800	176,880
Omrix Biopharmaceuticals Inc. (a)	3,600	50,400
Onyx Pharmaceuticals Inc. (a)	13,027	378,174
OraSure Technologies Inc. (a)	11,075	80,958
Orexigen Therapeutics Inc. (a)	1,337	13,771
Orthofix International NV (a)	3,700	147,149
OSI Pharmaceuticals Inc. (a)	13,500	504,765
Osiris Therapeutics Inc. (a)	2,600	32,708
Owens & Minor Inc.	9,265	364,485
Pain Therapeutics Inc. (a)	8,759	74,014
Palomar Medical Technologies Inc. (a)	4,279	64,613
Par Pharmaceutical Companies Inc. (a)	8,221	142,963
Parexel International Corp. (a)	13,734	358,457
Parkway Properties Inc.	3,645	134,719
Penwest Pharmaceutical Co. (a)	6,149	15,987
Pharmanet Development Group Inc. (a)	4,895	123,501
PharMerica Corp. (a)	6,466	107,142
Phase Forward Inc. (a)	9,207	157,256
Poniard Pharmaceuticals Inc. (a)	4,600	15,410
Pozen Inc. (a)	6,699	69,402
Progenics Pharmaceuticals Inc. (a)	6,169	40,284
Protalix BioTherapeutics Inc. (a)	499	1,312
PSS World Medical Inc. (a)	16,833	280,438
Psychiatric Solutions Inc. (a)	13,374	453,646
Quidel Corp. (a)	7,700	123,662
Regeneron Pharmaceutical Inc. (a)	14,729	282,650
RehabCare Group Inc. (a)	3,594	53,910
Res-Care Inc. (a)	5,788	99,264
Rigel Pharmaceuticals Inc. (a)	8,582	160,140
RTI Biologics Inc. (a)	7,900	74,655
Salix Pharmaceuticals Ltd. (a)	12,075	75,831
Santarus Inc. (a)	13,600	34,952
Savient Pharmaceuticals Inc. (a)	13,163	263,260
Sciele Pharma Inc. (a)	7,979	155,590
Seattle Genetics Inc. (a)	9,100	82,810
Sirona Dental Systems Inc. (a)	4,400	118,668
Sirtris Pharmaceuticals Inc. (a)	632	8,210
Skilled Healthcare Group Inc. Class A (a)	6,100	66,978
Somaxon Pharmaceuticals Inc. (a)	2,900	13,775
Sonic Innovations Inc. (a)	5,300	25,599
SonoSite Inc. (a)	3,969	112,839
Spectranetics Corp. (a)	8,400	70,224
Stereotaxis Inc. (a)	5,835	34,543
STERIS Corp.	15,604	418,655
Sun Healthcare Group Inc. (a)	10,900	143,226
Sunrise Senior Living Inc. (a)	10,464	233,138
SuperGen Inc. (a)	14,234	35,727

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
SurModics Inc. (a)	4,000	$167,520
Symmetry Medical Inc. (a)	9,008	149,533
Synta Pharmaceuticals Corp. (a)	1,500	12,135
Telik Inc. (a)	13,023	31,776
Tercica Inc. (a)	6,300	36,099
Thoratec Corp. (a)	13,130	187,628
TomoTherapy Inc. (a)	2,200	31,570
Triple-S Management Corp. Class B (a)	3,300	58,245
TriZetto Group Inc. (a)	10,772	179,785
Trubion Pharmaceuticals Inc. (a)	1,600	15,104
United Therapeutics Corp. (a)	5,303	459,770
Universal American Financial Corp. (a)	11,656	123,554
Valeant Pharmaceuticals
International (a)	22,000	282,260
Vanda Pharmaceuticals Inc. (a)	6,700	25,929
Varian Inc. (a)	7,735	448,011
ViroPharma Inc. (a)	16,200	144,828
Virtual Radiologic Corp. (a)	800	12,224
Vital Images Inc. (a)	4,390	65,060
Vital Signs Inc.	2,324	117,711
VIVUS Inc. (a)	12,200	73,566
Volcano Corp. (a)	5,100	63,750
West Pharmaceutical Services Inc.	7,549	333,892
Wright Medical Group Inc. (a)	8,645	208,690
Xenoport Inc. (a)	5,200	210,444
XOMA Ltd. (a)	29,100	75,369
Zoll Medical Corp. (a)	5,066	134,705
ZymoGenetics Inc. (a)	9,495	93,051

		34,239,048

Industrials (15.86%)
3D Systems Corp. (a)	3,272	48,066
Aaon Inc.	2,532	50,716
AAR Corp. (a)	8,603	234,604
ABM Industries Inc.	10,235	229,673
ABX Holdings Inc. (a)	15,111	44,426
ACCO Brands Corp. (a)	12,300	166,911
Accuride Corp. (a)	4,967	40,630
Actuant Corp. Class A	12,500	377,625
Acuity Brands Inc.	10,662	457,933
Administaff Inc.	5,399	127,470
Advisory Board Co. (a)	4,678	257,009
Aecom Technology Corp. (a)	9,032	234,922
Aerovironment Inc. (a)	1,204	24,622
Airtran Holdings Inc. (a)	20,867	137,722
Alaska Air Group Inc. (a)	9,717	190,648
Albany International Corp. Class A	6,551	236,753
Allegiant Travel Co. (a)	1,610	42,536
Altra Holdings Inc. (a)	1,800	24,210
Ambassadors International Inc.	2,500	18,525
Amerco Inc. (a)	2,688	153,458
American Commercial Lines Inc. (a)	13,000	205,400

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
American Ecology Corp.	3,846	$97,419
American Railcar Industries Inc.	2,300	46,759
American Reprographics Co. (a)	6,521	96,772
American Science & Engineering Inc.	2,281	124,474
American Superconductor Corp. (a)	9,709	225,152
American Woodmark Corp.	3,270	67,231
Ameron International Corp.	2,152	201,277
Ampco-Pittsburgh Corp.	1,900	81,681
AMREP Corp.	500	26,150
AO Smith Corp.	4,929	162,016
Apogee Enterprises Inc.	7,136	109,894
Applied Energetics Inc. (a)	8,195	13,604
Applied Industrial Technologies Inc.	11,149	333,244
ARGON ST Inc. (a)	3,663	62,308
Arkansas Best Corp.	5,390	171,725
Arrowhead Research Corp. (a)	7,100	20,093
Asset Acceptance Capital Corp.	4,199	40,436
Astec Industries Inc. (a)	4,214	163,335
Atlas Air Worldwide Holdings Inc. (a)	3,543	194,865
AZZ Inc. (a)	2,500	88,950
Badger Meter Inc.	2,830	122,256
Baldor Electric Co.	10,897	305,116
Barnes Group Inc.	10,544	241,985
Barrett Business Services Inc.	1,200	20,556
Beacon Roofing Supply Inc. (a)	10,385	103,850
Belden Inc.	10,731	379,019
Blount International Inc. (a)	9,194	113,730
BlueLinx Holdings Inc.	2,335	11,885
Bowne & Co. Inc.	7,365	112,316
Brady Corp.	11,579	387,086
Briggs & Stratton Corp.	11,780	210,862
Bucyrus International Inc. Class A	8,721	886,490
Builders Firstsource Inc. (a)	4,100	29,766
Cascade Corp.	2,662	131,263
Casella Waste Systems Inc. (a)	5,945	64,979
CBIZ Inc. (a)	14,036	113,972
CDI Corp.	3,305	82,790
Celadon Group Inc. (a)	6,500	62,920
Cenveo Inc. (a)	12,571	131,493
Ceradyne Inc. (a)	6,420	205,183
Chart Industries Inc. (a)	3,600	121,824
CIRCOR International Inc.	3,721	172,096
Clarcor Inc.	12,267	436,092
Clean Harbors Inc. (a)	4,035	262,275
Coinstar Inc. (a)	7,168	201,707
Coleman Cable Inc. (a)	2,200	24,200
Columbus McKinnon Corp. (a)	4,700	145,606
Comfort Systems USA Inc.	8,973	116,739
Commercial Vehicle Group Inc. (a)	5,559	55,090
CompX International Inc.	818	7,526
COMSYS IT Partners Inc. (a)	4,145	35,067
Consolidated Graphics Inc. (a)	2,701	151,391
Cornell Companies Inc. (a)	3,200	71,872

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CoStar Group Inc. (a)	4,388	$188,684
Courier Corp.	2,001	49,925
CPI Corp.	1,100	18,997
CRA International Inc. (a)	3,015	96,902
Cubic Corp.	3,265	92,824
Curtiss-Wright Corp.	11,028	457,441
Deluxe Corp.	12,300	236,283
DeVry Inc.	14,959	625,885
Diamond Management & Technology Consultants Inc.	7,559	48,756
Dollar Thrifty Automotive Group Inc. (a)	5,712	77,912
Duff & Phelps Corp. Class A (a)	2,300	41,377
Dycom Industries Inc. (a)	9,933	119,295
Dynamex Inc. (a)	3,104	78,531
Dynamic Materials Corp.	3,154	136,253
DynCorp International Inc. Class A (a)	6,600	110,088
Eagle Bulk Shipping Inc.	9,300	239,568
Electro Rent Corp.	3,606	54,631
EMCOR Group Inc. (a)	14,612	324,532
Encore Wire Corp.	5,795	105,527
Energy Conversion Devices Inc. (a)	9,214	275,499
EnergySolutions Inc.	7,200	165,168
EnerNOC Inc. (a)	630	7,182
EnerSys (a)	6,023	144,070
Ennis Inc.	6,632	111,285
EnPro Industries Inc. (a)	5,448	169,923
ESCO Technologies Inc. (a)	6,010	238,717
Esterline Technologies Corp. (a)	6,948	349,971
Evergreen Solar Inc. (a)	23,870	221,275
Exponent Inc. (a)	4,326	142,066
ExpressJet Holdings Inc. (a)	11,911	31,326
Federal Signal Corp.	10,434	145,659
First Advantage Corp. Class A (a)	2,001	42,401
Flow International Corp. (a)	8,000	74,320
Force Protection Inc. (a)	16,600	33,366
Forward Air Corp.	7,208	255,451
Franklin Electric Co. Inc.	5,098	174,199
Freightcar America Inc.	3,160	108,388
FTI Consulting Inc. (a)	11,262	800,052
Fuel Tech Inc. (a)	4,500	92,250
FuelCell Energy Inc. (a)	17,310	115,111
G&K Services Inc. Class A	4,780	170,216
Gehl Co. (a)	2,679	45,382
Genco Shipping & Trading Ltd.	4,796	270,638
GenCorp Inc. (a)	14,026	144,328
Genesee & Wyoming Inc. (a)	7,988	274,787
Geo Group Inc. (a)	12,080	343,555
GeoEye Inc. (a)	3,600	93,564
Global Cash Access Holdings Inc. (a)	9,700	56,842
GrafTech International Ltd. (a)	23,227	376,510
Granite Construction Inc.	8,405	274,928
Great Lakes Dredge & Dock Co.	2,900	14,993
Greenbrier Companies Inc.	3,507	93,006

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Griffon Corp. (a)	6,697	$57,594
H&E Equipment Services Inc. (a)	3,800	47,766
Hardinge Inc.	2,900	39,904
Healthcare Services Group Inc.	10,491	216,534
Heartland Express Inc.	15,226	217,123
Heico Corp.	5,778	281,677
Heidrick & Struggles International Inc.	4,512	146,775
Herman Miller Inc.	13,500	331,695
Hexcel Corp. (a)	22,774	435,211
Horizon Lines Inc.	7,600	141,436
Houston Wire & Cable Co.	3,700	59,274
Hub Group Inc. (a)	9,774	321,467
Hudson Highland Group Inc. (a)	6,446	54,598
Hurco Companies Inc. (a)	1,500	70,170
Huron Consulting Group Inc. (a)	4,436	184,316
ICT Group Inc. (a)	2,100	21,189
IHS Inc. (a)	8,005	514,802
II-VI Inc. (a)	5,298	201,218
IKON Office Solutions Inc.	19,189	145,836
Innerworkings Inc. (a)	4,752	66,671
Innovative Solutions & Support Inc. (a)	3,416	36,107
Insituform Technologies Inc. (a)	6,256	86,520
Insteel Industries Inc.	4,900	56,987
Integrated Electrical Services Inc. (a)	3,400	53,414
Interface Inc.	13,905	195,365
Interline Brands Inc. (a)	6,939	128,718
Jackson Hewitt Tax Service Inc.	7,692	88,227
Jetblue Airways Corp. (a)	41,500	240,700
Kadant Inc. (a)	3,558	104,534
Kaman Corp.	5,646	159,725
Kaydon Corp.	6,732	295,602
Kelly Services Inc. Class A	5,416	111,353
Kenexa Corp. (a)	6,200	114,576
Kforce Inc. (a)	7,126	62,994
Kimball International Inc. Class B	6,383	68,426
Knight Transportation Inc.	13,796	227,082
Knoll Inc.	11,444	132,064
Korn/Ferry International (a)	10,633	179,698
L.B. Foster Co. (a)	2,900	124,874
Ladish Co. Inc. (a)	3,400	122,400
Lawson Products Inc.	711	19,588
Layne Christensen Co. (a)	3,986	139,590
LECG Corp. (a)	6,628	62,038
Lindsay Corp.	2,998	307,205
LSI Industries Inc.	5,290	69,881
M & F Worldwide Corp. (a)	2,764	103,346
Marten Transport Ltd. (a)	4,159	64,548
MasTec Inc. (a)	9,381	77,018
McGrath Rentcorp	5,440	131,158
Medis Technologies Ltd. (a)	5,694	51,645
Mercury Computer Systems Inc. (a)	5,670	31,865
Michael Baker Corp. (a)	2,100	47,166
Middleby Corp. (a)	3,234	201,769

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Miller Industries Inc. (a)	2,500	$24,075
Mine Safety Appliances Co.	7,318	301,428
Mobile Mini Inc. (a)	8,694	165,186
Moog Inc. Class A (a)	9,243	390,147
MTC Technologies Inc. (a)	2,214	52,649
Mueller Industries Inc.	9,511	274,392
Mueller Water Products Inc.	27,800	227,404
Multi-Color Corp.	1,350	30,186
NACCO Industries Inc.	1,236	100,042
Navigant Consulting Inc. (a)	11,348	215,385
NCI Building Systems Inc. (a)	4,732	114,514
Nordson Corp.	7,672	413,137
Nuco2 Inc. (a)	3,961	109,997
Odyssey Marine Exploration Inc. (a)	10,900	58,751
Old Dominion Freight Line Inc. (a)	6,575	209,282
On Assignment Inc. (a)	9,100	57,785
Orbital Sciences Corp. (a)	13,666	329,351
Pacer International Inc.	8,805	144,666
Park-Ohio Holdings Corp. (a)	1,500	23,565
Patriot Transportation Holding Inc. (a)	200	15,688
PeopleSupport Inc. (a)	6,100	55,632
Perini Corp. (a)	6,218	225,278
PGT Inc. (a)	3,700	10,138
PHH Corp. (a)	12,402	216,167
PICO Holdings Inc. (a)	3,347	101,180
Pike Electric Corp. (a)	3,800	52,934
Pinnacle Airlines Corp. (a)	5,200	45,396
Polypore International Inc. (a)	3,600	74,484
Portfolio Recovery Associates Inc.	3,983	170,831
Powell Industries Inc. (a)	1,535	60,433
Power-One Inc. (a)	16,208	52,028
Preformed Line Products Co.	400	19,472
Raven Industries Inc.	4,192	127,018
RBC Bearings Inc. (a)	5,100	189,363
Regal-Beloit Corp.	7,622	279,194
Republic Airways Holdings Inc. (a)	9,232	199,965
Resources Connection Inc.	11,583	206,988
Robbins & Myers Inc.	6,658	217,384
Rollins Inc.	8,992	159,068
RSC Holdings Inc. (a)	4,300	46,870
Rush Enterprises Inc. Class A (a)	8,568	135,717
Saia Inc. (a)	3,635	57,651
SAIC Inc. (a)	39,700	738,023
Schawk Inc.	3,882	62,073
School Specialty Inc. (a)	5,564	175,489
Simpson Manufacturing Co. Inc.	8,757	238,015
SkyWest Inc.	16,021	338,363
Spherion Corp. (a)	13,893	85,025
Standard Parking Corp. (a)	1,800	37,728
Standard Register Co.	3,596	28,013
Standex International Corp.	2,827	63,155
Stanley Inc. (a)	1,330	39,182
Sun Hydraulics Corp.	3,000	87,810

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Superior Essex Inc. (a)	5,149	$144,790
TAL International Group Inc.	3,400	80,138
Taleo Corp. (a)	4,400	85,360
Taser International Inc. (a)	14,892	139,985
TBS International Ltd. Class A (a)	1,500	45,300
Team Inc. (a)	3,600	98,280
Tecumseh Products Co. Class A (a)	4,237	129,991
Teledyne Technologies Inc. (a)	8,559	402,273
TeleTech Holdings Inc. (a)	10,205	229,204
Tennant Co.	4,576	182,171
Tetra Tech Inc. (a)	13,851	270,233
The Gormann-Rupp Co.	2,787	91,664
The Providence Service Corp. (a)	3,099	92,970
Titan International Inc.	5,378	164,621
TransDigm Group Inc. (a)	2,554	94,626
Tredegar Corp.	8,099	147,483
Trex Co. Inc. (a)	3,134	24,696
TriMas Corp. (a)	2,600	13,702
Triumph Group Inc.	3,882	221,002
TrueBlue Inc. (a)	11,110	149,318
TurboChef Technologies Inc. (a)	5,330	34,752
Twin Disc Inc.	2,600	41,132
UAP Holding Corp.	12,121	464,719
Ultrapetrol Bahamas Ltd. (a)	3,200	32,768
United Stationers Inc. (a)	6,954	331,706
Universal Forest Products Inc.	4,010	129,122
Universal Truckload Services Inc. (a)	1,100	22,957
Valmont Industries Inc.	4,532	398,317
Viad Corp.	5,162	185,884
Vicor Corp.	3,808	45,467
Volt Information Sciences Inc. (a)	3,103	52,627
Wabash National Corp.	8,051	72,378
Wabtec Corp.	11,441	430,868
Walter Industries Inc.	12,000	751,560
Waste Connections Inc. (a)	16,240	499,218
Waste Industries USA Inc.	1,400	50,610
Waste Services Inc. (a)	6,057	49,183
Watsco Inc.	5,499	227,769
Watson Wyatt Worldwide Inc.	10,033	569,373
Watts Water Technologies Inc.	7,524	210,898
Werner Enterprises Inc.	11,126	206,499
Woodward Governor Co.	14,710	393,051
Xerium Technologies Inc.	3,492	4,505

		43,428,391

Information Technology (16.03%)
3Com Corp (a)	91,971	210,614
3PAR Inc. (a)	1,172	7,923
ACI Worldwide Inc. (a)	9,016	179,599
Acme Packet Inc. (a)	4,600	36,754
Actel Corp. (a)	6,637	101,612
Actuate Corp. (a)	12,900	52,890

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Adaptec Inc. (a)	27,524	$80,921
Adtran Inc.	14,052	259,962
Advanced Analogic Technologies Inc. (a)	10,300	57,886
Advanced Energy Industries Inc. (a)	9,133	121,104
Advent Software Inc. (a)	5,005	213,313
Agilysys Inc.	7,360	85,376
Airvana Inc. (a)	611	3,196
Amkor Technology Inc. (a)	24,964	267,115
ANADIGICS Inc. (a)	13,700	89,872
Anaren Inc. (a)	4,446	56,286
Anixter International Inc. (a)	7,396	473,640
Ansoft Corp. (a)	4,084	124,644
Ansys Inc. (a)	17,944	619,427
Applied Micro Circuits Corp. (a)	16,862	121,069
ArcSight Inc. (a)	128	884
Ariba Inc. (a)	19,194	185,414
Arris Group Inc. (a)	31,079	180,880
Art Technology Group Inc. (a)	34,300	133,084
Aruba Networks Inc. (a)	1,500	7,815
AsiaInfo Holdings Inc. (a)	8,500	92,310
Asyst Technologies Inc. (a)	12,175	42,612
Atheros Communications (a)	13,123	273,483
ATMI Inc. (a)	8,888	247,353
AuthenTec Inc. (a)	318	3,161
Avanex Corp. (a)	49,000	34,790
Avid Technology Inc. (a)	9,900	240,966
Avocent Corp. (a)	10,932	184,751
Axcelis Technologies Inc. (a)	25,786	144,402
Bankrate Inc. (a)	2,583	128,866
BearingPoint Inc. (a)	46,422	77,989
Bel Fuse Inc.	2,770	77,172
Benchmark Electronics Inc. (a)	16,577	297,557
BigBand Networks Inc. (a)	2,444	14,004
Black Box Corp.	4,455	137,437
Blackbaud Inc.	10,911	264,919
Blackboard Inc. (a)	6,591	219,678
BladeLogic Inc. (a)	1,400	39,270
Blue Coat Systems Inc. (a)	7,778	171,427
Borland Software Corp. (a)	20,101	40,604
Bottomline Technologies Inc. (a)	4,431	55,831
Brightpoint Inc. (a)	12,161	101,666
Brooks Automation Inc. (a)	17,749	172,520
Cabot Microelectronics Corp. (a)	5,861	188,431
CACI International Inc. (a)	7,200	327,960
Cass Information Systems Inc.	1,155	36,452
Cavium Networks Inc. (a)	1,161	19,040
Checkpoint Systems Inc. (a)	9,209	247,262
Chordiant Software Inc. (a)	8,560	51,617
Ciber Inc. (a)	11,343	55,581
Cirrus Logic Inc. (a)	22,497	151,180
CMGI Inc. (a)	11,495	152,424
CNET Networks Inc. (a)	36,483	259,029

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Cogent Inc. (a)	10,371	$97,799
Cognex Corp.	11,561	252,377
Cohu Inc.	6,008	97,630
Commvault Systems Inc. (a)	9,188	113,931
Compellent Technologies Inc. (a)	331	4,137
comScore Inc. (a)	1,428	28,646
Comtech Group Inc. (a)	4,100	44,239
Comtech Telecommunications Corp. (a)	5,497	214,383
Comverge Inc. (a)	928	9,586
Concur Technologies Inc. (a)	10,197	316,617
Conexant Systems Inc. (a)	111,660	64,752
Constant Contact Inc. (a)	1,700	24,616
CPI International Inc. (a)	1,100	10,912
Cray Inc. (a)	8,700	51,852
Credence Systems Corp. (a)	25,841	43,930
CSG Systems International Inc. (a)	11,165	126,946
CTS Corp.	7,641	81,759
CyberSource Corp. (a)	16,463	240,524
Cymer Inc. (a)	8,576	223,319
Daktronics Inc.	7,552	135,256
Data Domain Inc. (a)	2,100	49,980
DealerTrack Holdings Inc. (a)	8,541	172,699
Dice Holdings Inc. (a)	4,018	35,800
Digi International Inc. (a)	6,648	76,718
Digital River Inc. (a)	9,711	300,750
Diodes Inc. (a)	7,489	164,458
Ditech Networks Inc. (a)	8,077	23,746
DivX Inc. (a)	5,000	35,000
Double-Take Software Inc. (a)	2,600	30,368
DSP Group Inc. (a)	7,724	98,404
DTS Inc. (a)	4,884	117,216
Eagle Test Systems Inc. (a)	2,100	22,050
Earthlink Inc. (a)	26,332	198,807
Echelon Corp. (a)	7,144	96,444
Electro Scientific Industries Inc. (a)	6,738	111,042
Electronics for Imaging Inc. (a)	13,608	203,031
EMS Technologies Inc. (a)	4,200	113,988
Emulex Corp. (a)	19,888	322,981
Entegris Inc. (a)	27,693	199,113
Entropic Communications Inc. (a)	2,000	7,780
Epicor Software Corp. (a)	13,014	145,757
EPIQ Systems Inc. (a)	6,990	108,485
Equinix Inc. (a)	8,617	572,944
Euronet Worldwide Inc. (a)	11,081	213,420
Exar Corp. (a)	8,467	69,683
Excel Technology Inc. (a)	3,446	92,904
Exlservice Holdings Inc. (a)	4,865	111,700
Extreme Networks Inc. (a)	30,464	94,438
FalconStor Software Inc. (a)	8,916	67,851
FARO Technologies Inc. (a)	3,200	99,776
FEI Co. (a)	8,186	178,700
Finisar Corp. (a)	61,575	78,816
Flir Systems Inc. (a)	32,000	962,880

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Formfactor Inc. (a)	11,069	$211,418
Forrester Research Inc. (a)	3,052	81,122
Foundry Networks Inc. (a)	34,754	402,451
Gartner Inc. (a)	17,051	329,766
Gerber Scientific Inc. (a)	4,500	40,005
Gevity HR Inc.	6,578	56,965
Glu Mobile Inc. (a)	1,700	7,633
Greenfield Online Inc. (a)	5,900	69,974
Harmonic Inc. (a)	19,254	146,330
Harris Stratex Networks Inc. Class A (a)	5,750	57,672
Heartland Payment Systems Inc.	3,300	75,933
Hittite Microwave Corp. (a)	3,600	134,712
Hughes Communications Inc. (a)	1,300	65,884
Hutchinson Technology Inc. (a)	6,528	103,860
Hypercom Corp. (a)	13,541	58,768
i2 Technologies Inc. (a)	4,100	46,166
iBasis Inc.	7,000	28,700
iGate Corp. (a)	6,126	43,617
Imation Corp.	8,159	185,536
Imergent Inc.	3,200	36,448
Immersion Corp. (a)	6,900	49,059
Infinera Corp. (a)	3,897	46,764
Informatica Corp. (a)	21,108	360,102
Information Services Group Inc. (a)	6,200	31,992
Infospace Inc.	7,635	88,337
InfoUSA Inc.	6,625	40,479
Integral Systems Inc.	2,103	61,471
Interactive Intelligence Inc. (a)	2,700	31,779
InterDigital Inc. (a)	11,330	224,447
Intermec Inc. (a)	13,947	309,484
Internap Network Services Corp. (a)	11,190	55,502
Internet Capital Group Inc. (a)	10,321	108,061
InterVoice Inc. (a)	9,677	77,029
Interwoven Inc. (a)	9,661	103,179
Intevac Inc. (a)	5,532	71,639
iPass Inc. (a)	14,828	44,781
IPG Photonics Corp. (a)	2,526	39,633
Isilon Systems Inc. (a)	1,541	7,520
Itron Inc. (a)	7,209	650,468
Ixia (a)	9,203	71,415
IXYS Corp. (a)	5,114	34,929
j2 Global Communications Inc. (a)	11,616	259,269
Jack Henry & Associates Inc.	19,596	483,433
JDA Software Group Inc. (a)	6,932	126,509
Kemet Corp. (a)	20,096	81,188
Keynote Systems Inc. (a)	2,900	34,191
Kulicke & Soffa Industries Inc. (a)	15,228	72,790
L-1 Identity Solutions Inc. (a)	14,147	188,155
Lattice Semiconductor Corp. (a)	28,293	80,352
Lawson Software Inc. (a)	31,084	234,063
Limelight Networks Inc. (a)	4,379	14,188
Lionbridge Technologies Inc. (a)	14,692	49,218
Liquidity Services Inc. (a)	2,200	17,600

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Littelfuse Inc. (a)	5,837	$204,120
LivePerson Inc. (a)	7,500	23,250
LoJack Corp. (a)	4,914	62,113
LoopNet Inc. (a)	6,600	83,820
Loral Space & Communications Inc. (a)	2,600	61,984
LTX Corp. (a)	15,869	49,829
Macrovision Corp. (a)	12,654	170,829
Magma Design Automation Inc. (a)	9,869	94,446
Manhattan Associates Inc. (a)	7,005	160,625
ManTech International Corp. (a)	4,637	210,334
Marchex Inc. Class B	6,172	61,597
Mattson Technology Inc. (a)	12,652	77,051
MAXIMUS Inc.	4,399	161,487
Measurement Specialties Inc. (a)	3,000	52,410
Mentor Graphics Corp. (a)	19,826	175,064
Mercadolibre Inc. (a)	3,800	151,088
Methode Electronics Inc.	9,667	113,007
Micrel Inc.	14,695	136,223
MICROS Systems Inc. (a)	19,616	660,275
Microsemi Corp. (a)	17,716	403,925
MicroStrategy Inc. (a)	2,225	164,628
Microtune Inc. (a)	12,977	47,496
Midway Games Inc. (a)	7,523	20,312
MIPS Technologies Inc. (a)	10,820	42,847
MKS Instruments Inc. (a)	11,578	247,769
Monolithic Power Systems Inc. (a)	5,025	88,591
Monotype Imaging Holdings Inc. (a)	2,600	39,286
MPS Group Inc. (a)	24,525	289,885
MRV Communications Inc. (a)	32,288	44,235
MSC.Software Corp. (a)	9,500	123,405
MTS Systems Corp.	4,457	143,783
Multi-Fineline Electronix Inc. (a)	2,234	41,932
Ness Technologies Inc. (a)	7,505	71,222
Net 1 UEPS Technologies Inc. (a)	10,500	236,775
Netezza Corp. (a)	395	3,741
Netgear Inc. (a)	7,948	158,563
Netlogic Microsystems Inc. (a)	4,044	97,622
NetSuite Inc. (a)	1,700	36,618
Network Equipment Technologies Inc. (a)	5,500	36,135
Newport Corp. (a)	9,418	105,199
Nextwave Wireless Inc. (a)	5,400	27,270
NIC Inc.	7,606	54,079
Novatel Wireless Inc. (a)	7,280	70,470
Nuance Communications Inc. (a)	35,740	622,233
Omniture Inc. (a)	9,813	227,760
Omnivision Technologies Inc. (a)	12,480	209,914
ON Semiconductor Corp. (a)	75,784	430,453
On2 Technologies Inc. (a)	29,000	29,580
Online Resources Corp. (a)	7,318	70,399
OpenTV Corp. Class A (a)	18,400	21,712
Openwave Systems Inc.	19,752	48,392

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Oplink Communications Inc. (a)	4,611	$40,900
OpNext Inc. (a)	4,672	25,462
Optium Corp. (a)	2,215	15,571
Orbcomm Inc. (a)	5,700	28,272
OSI Systems Inc. (a)	4,065	93,576
Packeteer Inc. (a)	8,494	43,234
Palm Inc.	24,076	120,380
Parametric Technology Corp. (a)	27,294	436,158
Park Electrochemical Corp.	5,188	134,110
PC Connection Inc. (a)	2,900	22,968
PDF Solutions Inc. (a)	5,699	31,401
Pegasystems Inc.	2,200	21,186
Perficient Inc. (a)	7,500	59,550
Pericom Semiconductor Corp. (a)	7,309	107,296
Perot Systems Corp. (a)	21,715	326,594
Photronics Inc. (a)	10,872	103,828
Plantronics Inc.	10,938	211,213
Plexus Corp. (a)	11,133	312,281
PLX Technology Inc. (a)	6,211	41,427
PMC-Sierra Inc. (a)	49,700	283,290
Polycom Inc. (a)	22,023	496,398
Powerwave Technologies Inc. (a)	31,136	79,397
Progress Software Corp. (a)	9,835	294,263
PROS Holdings Inc. (a)	700	8,785
QAD Inc.	2,454	20,638
Quality Systems Inc.	3,668	109,563
Quantum Corp. (a)	43,540	93,176
Quest Software Inc. (a)	17,198	224,778
Rackable Systems Inc. (a)	6,800	62,016
Radiant Systems Inc. (a)	6,614	92,398
Radisys Corp. (a)	5,229	52,761
RealNetworks Inc. (a)	24,379	139,692
Renaissance Learning Inc.	1,792	25,070
RF Micro Devices Inc. (a)	60,247	160,257
RightNow Technologies Inc. (a)	3,694	43,959
Rimage Corp. (a)	2,000	43,800
Rofin-Sinar Technologies Inc. (a)	7,934	356,237
Rogers Corp. (a)	4,065	135,812
Rudolph Technologies Inc. (a)	6,317	61,717
S1 Corp. (a)	14,644	104,119
Safeguard Scientifics Inc. (a)	25,000	37,250
Sapient Corp. (a)	19,608	136,472
SAVVIS Inc. (a)	6,800	110,636
Scansource Inc. (a)	6,552	237,117
SeaChange International Inc. (a)	5,800	40,774
Secure Computing Corp. (a)	12,508	80,677
Semitool Inc. (a)	5,645	46,966
Semtech Corp. (a)	15,022	215,265
ShoreTel Inc. (a)	1,239	6,344
SI International Inc. (a)	3,481	66,800
Sigma Designs Inc. (a)	6,696	151,798
Silicon Graphics Inc. (a)	1,200	14,232
Silicon Image Inc. (a)	20,073	100,566

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Silicon Storage Technology Inc. (a)	23,984	$62,838
SiRF Technology Holdings Inc. (a)	14,338	72,980
Skyworks Solutions Inc. (a)	37,767	274,944
Smart Modular Technologies (WWH) Inc. (a)	11,300	70,173
Smith Micro Software Inc. (a)	7,700	47,124
Sohu.com Inc. (a)	6,204	279,987
Solera Holdings Inc. (a)	5,600	136,416
Sonic Solutions (a)	6,309	60,882
SonicWALL Inc. (a)	15,466	126,357
Sonus Networks Inc. (a)	60,406	207,797
SourceForge Inc. (a)	18,000	35,820
Spansion Inc. Class A (a)	20,600	56,650
SPSS Inc. (a)	4,758	184,515
SRA International Inc. (a)	9,200	223,652
Standard Microsystems Corp. (a)	5,432	158,506
Starent Networks Corp. (a)	2,927	39,514
STEC Inc. (a)	8,700	53,853
Stratasys Inc. (a)	5,214	92,809
SuccessFactors Inc. (a)	307	2,996
Super Micro Computer Inc. (a)	1,407	11,748
Supertex Inc. (a)	2,980	60,822
Switch & Data Facilities Co. (a)	2,474	25,260
Sybase Inc. (a)	21,300	560,190
Sycamore Networks Inc. (a)	44,474	162,775
Sykes Enterprises Inc. (a)	7,569	133,139
Symmetricom Inc. (a)	11,346	39,598
Synaptics Inc. (a)	6,516	155,602
Synchronoss Technologies Inc. (a)	4,100	82,123
SYNNEX Corp. (a)	3,305	70,132
Syntel Inc.	2,605	69,423
Take-Two Interactive Software Inc. (a)	17,000	433,840
Technitrol Inc.	10,180	235,463
TechTarget (a)	1,226	17,372
Techwell Inc. (a)	4,200	45,528
Tekelec (a)	14,437	179,741
Terremark Worldwide Inc. (a)	11,058	60,598
Tessera Technologies Inc. (a)	11,072	230,298
The Knot Inc. (a)	7,000	82,250
TheStreet.com Inc.	4,700	37,976
THQ Inc. (a)	15,509	338,096
TIBCO Software Inc. (a)	45,420	324,299
TNS Inc. (a)	7,005	144,583
Travelzoo Inc. (a)	2,034	22,455
Trident Microsystems Inc. (a)	13,584	69,958
TriQuint Semiconductor Inc. (a)	35,109	177,652
TTM Technologies Inc. (a)	9,960	112,747
Tyler Technologies Inc. (a)	8,090	113,098
Ultimate Software Group Inc. (a)	5,833	175,340
Ultra Clean Holdings Inc. (a)	5,200	50,960
Ultratech Inc. (a)	6,479	62,263
Unica Corp. (a)	1,800	12,240
United Online Inc.	15,237	160,903

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Universal Display Corp. (a)	5,433	$77,801
UTStarcom Inc. (a)	25,343	71,974
ValueClick Inc. (a)	23,440	404,340
VASCO Data Security International Inc. (a)	6,702	91,683
Veeco Instruments Inc. (a)	8,202	136,399
ViaSat Inc. (a)	5,764	125,194
Vignette Corp. (a)	7,730	102,113
Virtusa Corp. (a)	1,100	10,736
Vocus Inc. (a)	3,400	89,760
Volterra Semiconductor Corp. (a)	4,721	53,489
Websense Inc. (a)	10,502	196,912
Wind River Systems Inc. (a)	19,054	147,478
Wright Express Corp. (a)	9,983	306,778
X-Rite Inc. (a)	6,166	36,811
Zoran Corp. (a)	11,494	157,008
Zygo Corp. (a)	4,500	55,980

		43,900,904

Materials (5.87%)
A. Schulman Inc.	7,060	144,942
AbitibiBowater Inc.	12,883	166,320
AEP Industries Inc. (a)	1,400	42,406
AM Castle & Co.	2,389	64,503
AMCOL International Corp.	5,644	176,262
American Vanguard Corp.	3,613	60,120
Apex Silver Mines Ltd. (a)	14,500	175,740
AptarGroup Inc.	16,500	642,345
Arch Chemicals Inc.	6,082	226,615
Balchem Corp.	3,592	82,329
Boise Inc. (a)	9,900	63,360
Brush Engineered Materials Inc. (a)	4,852	124,551
Buckeye Technologies Inc. (a)	8,274	92,338
Calgon Carbon Corp. (a)	10,752	161,818
Cambrex Corp.	7,781	53,922
Century Aluminum Co. (a)	6,983	462,554
CF Industries Holdings Inc.	13,200	1,367,784
Chesapeake Corp.	4,594	22,097
Coeur d’Alene Mines Corp. (a)	110,575	446,723
Compass Minerals International Inc.	7,950	468,891
Deltic Timber Corp.	2,730	152,061
Esmark Inc. (a)	3,527	39,855
Ferro Corp.	10,340	153,652
Flotek Industries Inc. (a)	4,600	67,114
General Moly Inc. (a)	12,700	101,473
GenTek Inc. (a)	2,500	75,200
Georgia Gulf Corp.	8,211	56,902
Gibraltar Industries Inc.	6,182	72,515
Glatfelter	10,596	160,106
Graphic Packaging Holding Co. (a)	14,160	41,347
Greif Inc.	7,792	529,311
Haynes International Inc. (a)	2,700	148,176

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
HB Fuller Co.	13,814	$281,944
Headwaters Inc. (a)	9,401	123,999
Hecla Mining Co. (a)	28,691	320,192
Hercules Inc.	27,891	510,126
Innophos Holdings Inc.	4,200	67,578
Innospec Inc.	6,212	131,694
Kaiser Aluminum Corp.	3,500	242,550
Koppers Holdings Inc.	3,800	168,378
Kronos Worldwide Inc.	710	17,146
Landec Corp. (a)	4,300	36,249
LSB Industries Inc. (a)	4,000	58,960
Mercer International Inc.-SBI (a)	8,744	60,946
Minerals Technologies Inc.	4,609	289,445
Myers Industries Inc.	6,045	79,371
Neenah Paper Inc.	3,984	102,707
NewMarket Corp.	3,593	271,092
NL Industries Inc.	1,843	20,126
Northwest Pipe Co. (a)	1,700	72,233
Olin Corp.	17,608	347,934
Olympic Steel Inc.	2,400	108,240
OM Group Inc. (a)	6,969	380,089
PolyOne Corp. (a)	23,048	146,816
Potlatch Corp.	9,234	381,087
Quanex Corp.	8,841	457,433
Rock-Tenn Co. Class A	8,518	255,284
Rockwood Holdings Inc. (a)	8,574	280,970
Royal Gold Inc.	5,631	169,887
RTI International Metals Inc. (a)	5,379	243,185
Schnitzer Steel Industries Inc.	5,184	368,168
Schweitzer-Mauduit International Inc.	3,630	83,998
Senomyx Inc. (a)	7,860	46,374
Sensient Technologies Corp.	10,544	310,943
ShengdaTech Inc. (a)	5,000	42,500
Silgan Holdings Inc.	5,986	297,085
Spartech Corp.	8,304	70,169
Stepan Co.	1,151	44,003
Stillwater Mining Co. (a)	9,999	154,685
Symyx Technologies Inc. (a)	8,469	63,517
Terra Industries Inc. (a)	22,179	788,020
Texas Industries Inc.	6,550	393,720
Tronox Inc. Class B	10,300	40,170
U.S. Gold Corp. (a)	12,600	32,004
Universal Stainless & Alloy Products Inc. (a)	1,800	53,478
US Concrete Inc. (a)	9,300	35,340
Wausau Paper Corp.	11,826	97,683
Worthington Industries Inc.	16,467	277,798
WR Grace & Co. (a)	16,376	373,700
Zep Inc.	5,331	86,469
Zoltek Companies Inc. (a)	5,005	132,733

		16,061,550

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (1.14%)
Alaska Communications Systems Group Inc.	10,979	$134,383
Atlantic Tele-Network Inc.	1,800	60,894
Cbeyond Inc. (a)	5,200	97,708
Centennial Communications Corp. (a)	6,728	39,762
Cincinnati Bell Inc. (a)	61,385	261,500
Cogent Communications Group Inc. (a)	12,200	223,382
Consolidated Communications Holdings Inc.	4,908	74,258
FairPoint Communications Inc.	8,040	72,521
FiberTower Corp. (a)	27,600	48,576
General Communication Inc. Class A (a)	13,682	84,007
Global Crossing Ltd. (a)	8,500	128,860
Globalstar Inc. (a)	4,395	32,040
ICO Global Communications Holdings Ltd. (a)	22,500	69,525
IDT Corp. Class B (a)	12,063	46,684
Iowa Telecommunications Services Inc.	8,097	143,560
iPCS Inc.	4,000	93,400
NTELOS Holdings Corp.	6,100	147,620
PAETEC Holding Corp. (a)	17,826	118,721
Premiere Global Services Inc. (a)	18,240	261,562
Rural Cellular Corp. Class A (a)	3,100	137,113
Shenandoah Telecommunications Co.	4,638	68,828
SureWest Communications	3,362	51,977
Syniverse Holdings Inc. (a)	5,690	94,795
Time Warner Telecom Inc. (a)	35,016	542,398
USA Mobility Inc. (a)	6,049	43,190
Virgin Mobile USA Inc. (a)	4,176	8,477
Vonage Holdings Corp. (a)	12,900	23,865

		3,109,606

Utilities (2.97%)
Allete Inc.	6,186	238,903
American States Water Co.	4,978	179,208
Aquila Inc. (a)	92,744	297,708
Avista Corp.	11,906	232,881
Black Hills Corp.	9,089	325,204
Cadiz Inc. (a)	2,300	35,374
California Water Service Group	4,304	164,198
Central Vermont Public Service Corp.	2,000	47,800
CH Energy Group Inc.	3,926	152,721
Cleco Corp.	14,184	314,601
Consolidated Water Co. Ltd.	2,900	63,887
El Paso Electric Co. (a)	11,032	235,754
Empire District Electric Co.	7,130	144,383
EnergySouth Inc.	1,312	68,473
Idacorp Inc.	10,455	335,710
ITC Holdings Corp.	11,600	603,896
Laclede Group Inc.	4,688	167,033
MGE Energy Inc.	4,359	148,468
New Jersey Resources Corp.	9,810	304,601

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities (Cont.)
Nicor Inc.	10,824	$362,712
Northwest Natural Gas Co.	6,173	268,155
NorthWestern Corp.	9,523	232,076
Ormat Technologies Inc.	2,900	124,729
Otter Tail Corp.	6,466	228,832
Piedmont Natural Gas Co. Inc.	19,200	504,192
PNM Resources Inc.	19,270	240,297
Portland General Electric Co.	6,700	151,085
SJW Corp.	3,348	95,719
South Jersey Industries Inc.	6,550	229,971
Southwest Gas Corp.	10,224	285,863
Southwest Water Co.	6,615	73,228
UIL Holdings Corp.	6,258	188,554
Unisource Energy Corp.	7,811	173,873
Westar Energy Inc.	23,900	544,203
WGL Holdings Inc.	11,900	381,514

		8,145,806

Total Common Stocks
(cost $263,960,632)		268,912,415

Short-term Investments (1.88%)
JPMorgan U.S. Treasury Plus Money Market Fund	4,479,474	4,479,474
U.S. Treasury Bill, (b) 1.200%, 06/26/2008	$680,000	677,929

Total Short-term Investments
(cost $5,154,619)		5,157,403

TOTAL INVESTMENTS (100.07%)
(cost $269,115,251)		274,069,818
LIABILITIES, NET OF OTHER ASSETS (-0.07%)		(203,150)

NET ASSETS (100.00%)		$273,866,668

(a)	Non-income producing security.

(b)	At March 31, 2008, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (96.80%)
Australia (6.23%)
ABC Learning Centres Ltd.	5,509	$7,049
AGL Energy Ltd.	8,050	81,220
Alumina Ltd.	24,149	125,798
Amcor Ltd.	18,798	122,833
AMP Ltd.	38,014	272,717
Ansell Ltd.	1,967	20,907
Aristocrat Leisure Ltd.	7,763	68,108
Asciano Group	10,499	38,380
Australia & New Zealand Banking Group Ltd.	38,095	785,079
Australian Stock Exchange	3,607	123,287
AXA Asia Pacific Holdings Ltd.	15,030	75,548
Babcock & Brown Ltd.	4,339	58,371
Bendigo and Adelaide Bank Ltd.	4,462	48,526
BHP Billiton Ltd.	68,365	2,237,365
Billabong International Ltd.	2,124	25,235
BlueScope Steel Ltd.	14,275	128,763
Boart Longyear Group	22,645	37,872
Boral Ltd.	12,081	69,116
Brambles Ltd.	28,442	259,412
Caltex Australia Ltd.	2,825	33,589
CFS Retail Property Trust	24,275	48,141
CFS Retail Property Trust New	617	1,252
Challenger Financial Services Group Ltd.	5,317	8,844
Coca-Cola Amatil Ltd.	10,774	83,694
Cochlear Ltd.	1,111	55,539
Commonwealth Bank of Australia	26,922	1,028,694
Commonwealth Property Office Fund	21,676	26,347
Computershare Ltd.	10,823	86,548
Crown Ltd. (a)	9,361	89,828
CSL Ltd.	11,349	382,825
CSR Ltd.	18,677	54,621
Dexus Property Group	56,054	86,319
Downer Edi Ltd.	3,866	22,117
Fairfax Media Ltd.	24,834	78,754
Fortescue Metals Group Ltd. (a)	26,454	157,388
Foster’s Group Ltd.	41,258	193,053
Futuris Corp. Ltd.	7,623	13,202
Goodman Fielder Ltd.	16,201	26,651
Goodman Group	29,957	117,998
GPT Group	43,846	130,230
Harvey Norman Holdings Ltd.	8,815	31,499
Iluka Resources Ltd.	3,484	14,806
Incitec Pivot Ltd.	960	123,837
ING Industrial Fund	13,930	27,116
Insurance Australia Group Ltd.	35,562	118,950
James Hardie Industries NV CDI	6,878	39,286
Leighton Holdings Ltd.	2,966	116,015
Lend Lease Corp. Ltd.	7,171	86,835
Lion Nathan Ltd.	6,271	50,147
Macquarie Airports	9,991	29,492

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Macquarie Communications Infrastructure Group	5,214	$20,013
Macquarie Group Ltd.	5,622	271,386
Macquarie Infrastructure Group	52,701	133,894
Macquarie Office Trust	33,144	27,564
Mirvac Group	21,000	77,151
National Australia Bank Ltd.	32,587	897,905
Newcrest Mining Ltd.	9,384	286,182
Onesteel Ltd.	12,867	75,141
Orica Ltd.	6,346	168,943
Origin Energy Ltd.	16,787	140,529
Oxiana Ltd.	25,187	73,199
Pacific Brands Ltd.	11,294	20,850
Paladin Energy Ltd. (a)	8,760	40,749
Paperlinx Ltd.	6,208	15,602
Perpetual Ltd.	548	26,969
Qantas Airways Ltd.	16,321	58,619
QBE Insurance Group Ltd.	18,306	371,570
Rio Tinto Ltd.	5,856	655,595
Santos Ltd.	12,339	163,511
Sims Group Ltd.	2,648	71,874
Sonic Healthcare Ltd.	6,908	86,807
St George Bank Ltd.	5,081	119,385
Stockland	29,169	186,336
Suncorp-Metway Ltd.	19,144	225,170
Tabcorp Holding Ltd.	11,153	144,227
Tatts Group Ltd.	22,000	69,968
Telstra Corp. Ltd.	58,988	237,200
Telstra Corp. Ltd. Installment Receipts	31,571	81,076
Toll Holdings Ltd.	10,622	97,269
Transurban Group	23,430	139,182
Wesfarmers Ltd.	11,615	424,492
Wesfarmers Ltd. PPS	3,414	125,613
Westfield Group	35,672	580,291
Westpac Banking Corp.	38,129	827,595
Woodside Petroleum Ltd.	9,909	493,543
Woolworths Ltd.	24,305	644,158
WorleyParsons Ltd.	3,279	100,299
Zinifex Ltd.	9,550	87,103

		16,216,163

Austria (0.57%)
Andritz AG	636	34,912
BWIN Interactive Entertainment AG (a)	300	9,866
Erste Bank der oesterreichischen
Sparkassen AG	3,875	251,130
Flughafen Wien AG	163	19,642
IMMOEAST AG (a)	7,935	76,417
Immofinanz Immobilien Anlagen AG	9,356	101,328
Mayr-Melnhof Karton AG	96	9,688
Meinl European Land Ltd. (a)	5,832	66,384

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Austria (Cont.)
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A (a)	1,590	$113,185
OMV AG	3,260	215,442
Raiffeisen International Bank Holding AG	1,100	149,958
RHI AG (a)	493	19,847
Telekom Austria AG	7,255	149,931
Vienna Insurance Group	530	40,607
VoestAlpine AG	2,218	154,073
Wienerberger AG	1,495	79,516

		1,491,926

Belgium (1.28%)
Agfa Gevaert NV	2,245	17,544
Barco NV	165	11,816
Bekaert NV	182	26,483
Belgacom SA	3,578	158,448
Cofinimmo	103	22,268
Colruyt SA	299	76,944
Compagnie Maritime Belge SA	295	19,850
Compagnie Nationale a Portefeuille	264	20,110
D’Ieteren NV	69	24,537
Delhaize Group	2,025	159,337
Dexia SA	10,397	296,277
Euronav SA	354	13,447
Fortis	42,883	1,080,517
Fortis Strip (a)	16,804	265
Groupe Bruxelles Lambert SA	1,630	198,895
InBev NV	3,699	325,510
KBC Ancora	221	22,735
KBC GROEP NV	3,243	420,547
Mobistar SA	402	36,429
Omega Pharma SA	317	14,694
Solvay SA	1,193	152,220
Suez SA Strips (a) (b)	1,640	26
UCB SA	2,270	78,861
Umicore	2,720	141,537

		3,319,297

Denmark (1.00%)
A P Moller-Maersk A/S Class A	5	55,363
A P Moller-Maersk A/S Class B	23	256,616
Bang & Olufsen A/S Class B	178	11,117
Carlsberg A/S Class B	709	90,663
Coloplast A/S Class B	470	42,936
Dampskibsselskabet Torm A/S	400	11,856
Danisco A/S	932	68,074
Danske Bank A/S	9,275	342,162
DSV A/S	3,960	86,563
East Asiatic Co. Ltd. A/S	263	22,996
FLSmidth & Co. A/S Class B	1,059	104,815

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
GN Store Nord (a)	2,660	$13,290
H. Lundbeck A/S	1,015	25,357
Jyske Bank A/S (a)	1,072	71,945
NKT Holding A/S	343	24,690
Novo Nordisk A/S	9,776	668,512
Novozymes A/S Class B	950	88,898
Rockwool International A/S B Shares	133	22,188
Sydbank A/S	1,107	40,252
Topdanmark A/S (a)	375	63,116
Trygvesta A/S	462	40,591
Vestas Wind Systems A/S (a)	3,690	403,108
William DeMant Holding (a)	484	38,682

		2,593,790

Finland (1.79%)
Amer Sports OYJ Class A	1,120	22,544
Cargotec Corp.	526	25,818
Elisa OYJ	3,147	78,599
Fortum OYJ	9,737	396,759
Kesko OYJ	1,473	76,160
Kone Corp. OYJ Class B	2,986	122,521
Konecranes OYJ	832	32,050
Metso OYJ	2,814	151,937
Neste Oil OYJ	2,575	90,005
Nokia OYJ	79,911	2,528,236
Nokian Renkaat OYJ	1,599	68,159
Orion OYJ Class B	1,088	23,567
Outokumpu OYJ	1,966	89,421
Pohjola Bank PLC	800	15,068
Rautaruukki OYJ	1,714	82,722
Sampo OYJ A Shares	9,024	244,330
SanomaWSOY OYJ	903	25,034
Stora Enso OYJ R Shares	12,322	142,204
TietoEnator OYJ	1,272	31,408
UPM-Kymmene OYJ	10,891	193,434
Uponor OYJ	962	22,629
Wartsila OYJ Class B	1,891	127,626
YIT OYJ	2,593	73,564

		4,663,795

France (10.64%)
Accor SA	4,121	300,969
Aeroports de Paris (ADP)	678	77,218
Air France-KLM	2,563	72,187
Air Liquide SA	4,972	758,031
Alcatel-Lucent	48,718	278,427
Alstom	2,039	442,043
ArcelorMittal	19,117	1,566,090
Atos Origin SA (a)	1,217	67,746
AXA	32,701	1,186,898
BNP Paribas	16,682	1,682,652
Bouygues	4,706	298,967

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Cap Gemini SA	2,993	$170,438
Carrefour SA	12,269	946,596
Casino Guichard Perrachon SA	696	83,444
Christian Dior SA	434	48,038
CNP Assurances	768	94,670
Compagnie de Saint-Gobain	5,826	475,066
Compagnie Generale de
Geophysique-Veritas (a)	547	136,169
Compagnie Generale des Etablissements Michelin Class B	3,010	314,205
Credit Agricole SA	13,794	426,835
Dassault Systemes SA	1,100	63,873
Eiffage SA	244	23,729
Electricite de France	1,909	166,092
Essilor International SA	4,202	274,577
Eurazeo	142	18,159
European Aeronautic Defence and Space Co.	6,724	159,339
France Telecom SA	37,316	1,254,839
Gaz de France	3,758	226,876
Gecina SA	133	19,842
Groupe DANONE	8,722	779,925
Hermes International SCA	1,459	182,199
ICADE	236	35,120
Imerys SA	434	39,802
JC Decaux SA	984	28,926
Klepierre	1,335	81,924
L’Oreal SA	5,152	654,276
Lafarge SA	3,108	540,528
Lagardere SCA	2,733	204,345
Legrand SA	509	15,967
LVMH Moet Hennessy Louis Vuitton SA	5,055	562,631
M6 Metropole Television	898	19,990
Natixis	2,929	47,120
Neopost SA	557	62,514
Neuf Cegetel	342	19,043
PagesJaunes Groupe	2,005	35,706
Pernod Ricard SA	3,684	378,978
Peugeot SA	3,170	245,778
PPR SA	1,629	241,362
Publicis Groupe SA	3,262	124,627
Renault SA	3,834	424,310
Safran SA	3,014	61,716
Sanofi-Aventis	20,921	1,569,539
Schneider Electric SA	4,485	580,334
SCOR SE	2,670	63,735
SES FDR	2,695	56,886
Societe BIC SA	441	27,195
Societe des Autoroutes Paris-Rhin-Rhone	326	39,424
Societe Generale	7,653	749,336
Societe Generale NV New (a)	1,913	184,078

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Societe Television Francaise 1	2,490	$54,760
Sodexho	1,737	106,785
STMicroelectronics NV	14,125	150,301
Suez SA	21,212	1,392,115
Technip SA	1,923	149,763
Thales SA	1,824	118,094
Thomson SA	3,949	27,432
Total SA	43,760	3,249,810
Unibail-Rodamco	1,389	357,462
Valeo SA	1,039	41,205
Vallourec SA	987	239,608
Veolia Environnement	7,149	498,411
Vinci SA	8,486	613,461
Vivendi	23,956	936,058
Wendel	229	28,749
Zodiac SA	551	27,028

		27,682,371

Germany (8.55%)
Adidas AG	4,287	285,005
Allianz SE Reg.	9,096	1,801,932
Altana AG	1,078	22,737
Arcandor AG (a)	1,067	21,343
BASF SE	10,017	1,349,121
Bayer AG	14,762	1,182,988
Bayerische Motoren Werke (BMW) AG	3,137	173,289
Beiersdorf AG	1,642	138,144
Bilfinger Berger AG	789	67,962
Celesio AG	1,639	81,146
Commerzbank AG	12,870	402,307
Continental AG	3,204	326,717
Daimler AG	19,215	1,642,677
Deutsche Bank AG Reg.	10,304	1,166,375
Deutsche Boerse AG	4,022	647,863
Deutsche Lufthansa AG Reg.	4,688	126,782
Deutsche Post AG	16,146	493,241
Deutsche Postbank AG	1,511	144,251
Deutsche Telekom AG	57,669	960,524
Douglas Holding AG	411	22,366
E.On AG	12,604	2,333,306
Fraport AG	175	12,632
Fresenius Medical Care AG & Co. KGaA	3,918	197,010
GEA Group AG (a)	3,615	121,563
HeidelbergCement AG	167	28,756
Heidelberger Druckmaschinen AG	791	21,242
Henkel KGaA	2,341	99,345
Hochtief AG	857	78,473
Hypo Real Estate Holding AG	3,745	97,318
Infineon Technologies AG (a)	15,133	106,316
IVG Immobilien AG	1,391	38,914
K+S Group AG	715	234,013
Linde AG	2,367	334,415

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
MAN AG	2,350	$312,165
Merck KGaA	1,295	159,613
Metro AG	3,397	274,479
MLP AG	946	13,471
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,202	821,808
Premiere AG (a)	1,320	28,488
Puma AG	98	37,742
Q-Cells AG (a)	927	91,996
Rheinmetall AG	548	38,672
RWE AG	9,053	1,112,808
Salzgitter AG	880	153,087
SAP AG	18,055	897,316
Siemens AG	17,651	1,913,036
Solarworld AG	1,407	67,017
Suedzucker AG	1,266	28,082
ThyssenKrupp AG	7,455	426,530
TUI AG (a)	4,352	111,649
Volkswagen AG	3,236	938,186
Wacker Chemie AG	108	22,128
Wincor Nixdorf AG	524	41,942

		22,250,288

Greece (0.69%)
Alpha Bank AE	7,784	258,069
Coca-Cola Hellenic Bottling Co. SA	3,735	173,951
EFG Eurobank Ergasias	6,773	205,731
Hellenic Petroleum SA	2,020	26,597
Hellenic Technodomiki Tev SA	3,380	41,302
Hellenic Telecommunications Organization SA	6,000	170,315
National Bank of Greece SA	8,022	423,255
OPAP SA	4,330	154,357
Piraeus Bank SA	6,540	201,131
Public Power Corp. SA	1,930	84,402
Titan Cement Co. SA	1,320	56,100
Viohalco, Hellenic Copper and Aluminum Industry SA	1,240	12,842

		1,808,052

Hong Kong (2.10%)
ASM Pacific Technology	4,000	28,859
Bank of East Asia Ltd.	28,248	141,373
Belle International Holdings Ltd.	38,000	39,403
BOC Hong Kong Holdings Ltd.	74,500	179,390
C C Land Holdings Ltd.	18,000	17,254
Cathay Pacific Airways Ltd.	26,000	51,114
Cheung Kong Holdings Ltd.	31,000	440,146
Cheung Kong Infrastructure Holdings Ltd.	7,000	28,107
Chinese Estates Holdings Ltd.	12,000	18,595
CLP Holdings Ltd.	27,700	227,967

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Esprit Holdings Ltd.	20,500	$246,022
Fosun International (a)	30,000	20,237
Foxconn International Holdings Ltd. (a)	42,000	56,665
Giordano International Ltd.	22,000	8,876
Hang Lung Group Ltd.	8,000	37,776
Hang Lung Properties Ltd.	43,000	152,217
Hang Seng Bank Ltd.	15,600	282,428
Henderson Land Development Co. Ltd.	21,881	155,477
Hong Kong & China Gas Co. Ltd.	74,539	224,116
Hong Kong Aircraft Engineering Co. Ltd.	1,200	19,798
Hong Kong Exchanges & Clearing Ltd.	22,000	377,661
Hongkong Electric Holdings Ltd.	28,000	176,829
Hopewell Holdings	12,000	45,563
Hutchison Telecommunications International Ltd.	27,000	38,509
Hutchison Whampoa Ltd.	43,700	413,549
Hysan Development Co. Ltd.	12,136	33,994
Kerry Properties Ltd.	13,134	79,148
Kingboard Chemicals Holdings Ltd.	12,000	42,479
Lee & Man Paper Manufacturing Ltd.	8,000	12,808
Li & Fung Ltd.	44,620	165,405
Lifestyle International Holdings Ltd.	13,000	27,628
Link REIT	39,000	86,492
Melco International Development Ltd.	14,000	19,464
MTR Corp.	27,291	93,627
New World Development Co. Ltd.	47,978	116,267
NWS Holdings Ltd.	7,000	23,745
Orient Overseas International Ltd.	4,400	25,752
Pacific Basin Shipping Ltd.	24,000	39,472
Parkson Retail Group Ltd.	2,000	16,858
PCCW Ltd.	76,118	47,924
Shangri-La Asia Ltd.	26,108	70,448
Shui On Land Ltd.	34,000	31,848
Shun Tak Holdings Ltd.	22,000	29,116
Sino Land Co. Ltd.	24,498	52,883
Sun Hung Kai Properties Ltd.	28,000	436,766
Swire Pacific Ltd. Class A	16,500	186,145
Television Broadcasts Ltd.	4,000	21,432
Tencent Holdings Ltd.	19,000	108,273
Tingyi (Cayman Islands) Holding Corp.	30,000	39,318
Wharf Holdings Ltd.	27,000	127,148
Wheelock and Co. Ltd.	8,000	22,409
Wing Hang Bank Ltd.	3,000	45,601
Yue Yuen Industrial Holdings Ltd.	12,000	37,622

		5,468,003

Ireland (0.63%)
Allied Irish Banks PLC	17,674	376,688
Anglo Irish Bank Corp. PLC	7,579	101,706
Bank of Ireland	19,888	295,771
CRH PLC	11,009	418,522
DCC PLC	850	20,062

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (Cont.)
Elan Corp. PLC (a)	9,533	$195,502
Greencore Group PLC	1,824	10,770
IAWS Group PLC	1,281	29,931
Kerry Group PLC Class A	2,787	87,340
Kingspan Group PLC	2,310	30,816
Paddy Power PLC	501	18,524
Ryanair Holdings PLC (a)	7,328	32,393
Smurfit Kappa Group PLC (a)	2,371	28,523

		1,646,548

Italy (3.71%)
A2A SpA	11,103	40,798
Alleanza Assicurazioni SpA	8,882	116,036
Arnoldo Mondadori Editore SpA	1,769	14,942
Assicurazioni Generali SpA	21,355	960,181
Autogrill SpA	1,491	22,256
Autostrade SpA	5,118	154,733
Banca Carige SpA	4,889	19,238
Banca Monte Dei Paschi di Siena SpA	21,375	94,657
Banca Popolare di Milano Scarl	7,817	85,832
Banco Popolare Societa Cooperativa (a)	13,793	228,427
Bulgari SpA	2,324	26,857
Enel SpA	87,592	929,281
ENI SpA	52,995	1,807,183
Fiat SpA	14,491	335,158
Finmeccanica SpA	5,990	203,698
Fondiaria Sai SpA	1,245	51,576
IFIL Investments SpA	3,120	25,170
Intesa Sanpaolo	155,752	1,097,914
Intesa Sanpaolo RNC	18,229	120,009
Italcementi SpA	1,048	21,228
Italcementi SpA RNC	739	10,704
Lottomatica SpA	1,186	36,905
Luxottica Group SpA	2,548	64,242
Mediaset SpA	15,104	139,734
Mediobanca SpA	10,180	208,771
Mediolanum SpA	3,393	20,784
Parmalat SpA	33,164	127,491
Pirelli & Co. SpA (a)	53,335	46,690
Prysmian SpA (a)	2,505	53,468
Saipem SpA	2,679	108,444
Seat Pagine Gialle SpA	73,367	12,695
Snam Rete Gas SpA	18,594	118,228
Telecom Italia RNC SpA	121,317	200,914
Telecom Italia SpA	217,245	454,443
Terna - Rete Elettrica Nationale SpA	22,687	96,796
UniCredit SpA (Milan)	147,604	988,046
UniCredit SpA (Xetra)	42,040	282,075
Unione di Banche Italiane Scpa	12,424	318,342
Unipol Gruppo Finanziario SpA	4,321	13,425

		9,657,371

	Shares	Value
Common Stocks (Cont.)
Japan (19.50%)
77 Bank Ltd.	5,000	$27,990
ACCESS Co. Ltd. (a)	2	7,083
Acom Co. Ltd.	1,170	31,046
Aderans Holdings Co. Ltd.	600	11,112
Advantest Corp.	3,300	85,579
Aeon Co. Ltd.	13,300	158,511
Aeon Credit Service Co. Ltd.	1,200	16,035
Aeon Mall Co. Ltd.	900	24,965
Aiful Corp.	1,775	28,509
Aioi Insurance Co. Ltd.	6,000	33,166
Aisin Seiki Co. Ltd.	3,900	145,546
Ajinomoto Co. Inc.	14,000	141,854
Alfresa Holdings Corp.	500	39,276
All Nippon Airways Co. Ltd.	12,000	52,849
Alps Electric Co. Ltd.	3,000	29,524
Amada Co. Ltd.	8,000	60,514
Aoyama Trading Co. Ltd.	1,500	32,354
Aozora Bank Ltd.	6,000	17,817
Asahi Breweries Ltd.	8,700	179,359
Asahi Glass Co. Ltd.	20,000	220,506
Asahi Kasei Corp.	24,000	125,201
Asatsu DK Inc.	400	14,246
ASICS Corp.	3,000	34,490
Astellas Pharma Inc.	10,098	391,034
Autobacs Seven Co. Ltd.	400	10,935
Bank of Kyoto Ltd.	6,000	72,953
Bank of Yokohama Ltd.	24,000	163,002
Benesse Corp.	1,500	70,726
Bridgestone Corp.	12,200	207,699
Brother Industries Ltd.	2,000	20,566
Canon Inc.	21,600	994,623
Canon Marketing Japan Inc.	1,000	18,860
Casio Computer Co. Ltd.	4,800	70,257
Central Glass Co. Ltd.	3,000	11,707
Central Japan Railway Co.	32	330,658
Chiba Bank Ltd.	16,000	108,668
Chiyoda Corp.	3,000	27,237
Chubu Electric Power Co. Inc.	13,700	342,225
Chugai Pharmaceutical Co. Ltd.	5,700	64,445
Chugoku Electric Power Co. Inc.	2,600	57,905
Chuo Mitsui Trust Holdings Inc.	16,000	96,790
Circle K Sunkus Co. Ltd.	600	10,191
Citizen Holdings Co. Ltd.	6,300	53,279
Coca-Cola West Holdings Co. Ltd.	500	12,039
Comsys Holdings Corp.	2,000	17,335
Cosmo Oil Co. Ltd.	10,000	31,400
Credit Saison Co. Ltd.	3,500	97,612
CSK Holdings Corp.	1,200	27,689
Dai Nippon Printing Co. Ltd.	12,000	190,931
Daicel Chemical Industries Ltd.	4,000	20,546
Daido Steel Co. Ltd.	5,000	25,833
DAIFUKU Co. Ltd.	1,000	12,791
Daihatsu Motor Co. Ltd.	2,000	24,017

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Daiichi Sanyko Co. Ltd.	14,240	$420,714
Daikin Industries Ltd.	5,200	223,796
Dainippon Ink & Chemical Inc.	12,000	37,319
Daito Trust Construction Co. Ltd.	1,700	87,660
Daiwa House Industry Co. Ltd.	11,000	108,919
Daiwa Securities Group Inc.	28,000	242,697
Denki Kagaku Kogyo KK	7,000	22,051
Denso Corp.	10,000	323,034
Dentsu Inc.	40	91,091
Dowa Holdings Co. Ltd.	5,000	29,645
eAccess Ltd.	18	11,087
East Japan Railway Co.	69	573,846
Ebara Corp.	4,000	12,199
EDION Corp.	1,000	9,250
Eisai Co. Ltd.	5,200	177,368
Electric Power Development Co. Ltd.	3,100	111,647
Elpida Memory Inc. (a)	1,900	63,282
Familymart Co. Ltd.	1,000	35,815
Fanuc Ltd.	3,800	361,396
Fast Retailing Co. Ltd.	1,100	97,000
Fuji Electric Holdings Co. Ltd.	10,000	40,630
Fuji Heavy Industries Ltd.	5,000	20,917
Fuji Soft Inc.	400	7,472
Fuji Television Network Inc.	8	11,798
FUJIFILM Holdings Corp.	10,000	354,133
Fujikura Ltd.	8,000	36,116
Fujitsu Ltd.	39,000	255,096
Fukuoka Financial Group Inc.	14,000	72,893
Furukawa Electric Co. Ltd.	13,000	41,994
Glory Ltd.	800	17,014
Goodwill Group Inc. (a)	18	2,337
Gunma Bank Ltd.	7,000	50,070
Gunze Ltd.	3,000	12,640
H20 Retailing Corp.	2,000	13,403
Hakuhodo DY Holdings Inc.	400	23,796
Hankyu Hanshin Holdings Inc.	24,000	103,772
HASEKO Corp.	18,000	26,545
Hikari Tsushin Inc.	400	11,798
Hino Motors Ltd.	4,000	26,404
Hirose Electric Co. Ltd.	600	67,356
Hitachi Cable Ltd.	2,000	7,444
Hitachi Chemical Co. Ltd.	1,600	30,080
Hitachi Construction Machinery Co. Ltd.	2,200	55,066
Hitachi High-Technologies Corp.	1,000	16,543
Hitachi Ltd.	69,000	409,099
Hitachi Metals Ltd.	1,000	14,727
Hokkaido Electric Power Co. Inc.	3,300	76,640
Hokuhoku Financial Group Inc.	19,000	57,183
Hokuriku Electric Power Co.	1,500	35,363
Honda Motor Co. Ltd.	31,600	901,906
House Foods Corp.	800	11,902
Hoya Corp.	8,500	199,538
Ibiden Co. Ltd.	2,700	106,180

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Idemitsu Kosan Co. Ltd.	400	$30,939
IHI Corp.	28,000	54,213
INPEX Holdings Inc.	17	189,306
Isetan Co. Ltd. (c)	4,300	49,954
Isuzu Motors Ltd.	13,000	64,948
Ito En Ltd.	800	14,157
Itochu Corp.	31,000	306,019
Itochu Techno-Solutions Corp.	400	12,079
J. Front Retailing Co. Ltd.	9,600	61,252
JAFCO Co. Ltd. (a)	500	16,653
Japan Airlines Corp. (a)	15,000	38,975
Japan Petroleum Exploration Co.	500	33,106
Japan Prime Realty Investment Corp.	10	33,006
Japan Real Estate Investment Corp.	8	93,098
Japan Retail Fund Investment Corp.	6	37,861
Japan Steel Works Ltd.	7,000	119,312
Japan Tobacco Inc.	92	460,554
JFE Holdings Inc.	11,800	523,234
JGC Corp.	4,000	61,075
Joyo Bank Ltd.	14,000	70,787
JS Group Corp.	5,300	79,596
JSR Corp.	4,100	92,752
JTEKT Corp.	4,000	65,249
Jupiter Telecommunications Co. Ltd. (a)	40	37,400
Kajima Corp.	19,000	53,752
Kamigumi Co. Ltd.	4,000	31,621
Kaneka Corp.	6,000	37,500
Kansai Electric Power Co. Inc.	15,500	385,634
Kansai Paint Co. Ltd.	3,000	19,502
Kao Corp.	10,000	283,407
Kawasaki Heavy Industries Ltd.	28,000	62,360
Kawasaki Kisen Kaisha Ltd.	12,000	116,653
KDDI Corp.	49	299,368
Keihin Electric Express Railway Co. Ltd.	8,000	54,414
Keio Corp.	11,000	61,246
Keisei Electric Railway Co. Ltd.	4,000	21,469
Keyence Corp.	700	160,955
Kikkoman Corp.	3,000	36,868
Kinden Corp.	2,000	19,242
Kintetsu Corp.	35,000	125,000
Kirin Holdings Co. Ltd.	16,000	302,568
Kobe Steel Ltd.	53,000	151,003
Kokuyo Co. Ltd.	1,300	11,151
Komatsu Ltd.	18,300	507,619
Komori Corp.	1,000	20,766
Konami Corp.	2,000	75,241
Konica Minolta Holdings Inc.	9,500	129,043
Kose Corp.	400	8,648
Kubota Corp.	22,000	136,617
Kuraray Co. Ltd.	7,500	89,386
Kurita Water Industries Ltd.	1,800	66,272
Kyocera Corp.	3,300	277,097
Kyowa Hakko Kogyo Co. Ltd.	5,000	47,753

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kyushu Electric Power Co. Ltd.	7,700	$188,097
Lawson Inc.	1,300	57,514
Leopalace21 Corp.	2,700	43,637
Mabuchi Motor Co. Ltd.	400	19,302
Makita Corp.	2,400	75,361
Marubeni Corp.	33,000	240,349
Marui Group Co. Ltd.	6,600	70,251
Matsui Securities Co. Ltd.	1,500	8,487
Matsumotokiyoshi Holdings Co. Ltd.	500	10,860
Matsushita Electric Industrial Co. Ltd.	40,000	866,774
Matsushita Electric Works Ltd.	7,400	76,093
Mazda Motor Corp.	8,000	28,331
Mediceo Paltac Holdings Co. Ltd.	2,900	52,542
Meiji Dairies Corp.	4,000	24,077
Meiji Seika Kaisha Ltd.	6,000	30,518
Meitec Corp.	400	12,119
Millea Holdings Inc.	15,200	561,156
Minebea Co. Ltd.	7,000	40,730
Mitsubishi Chemical Holdings Corp.	24,500	161,973
Mitsubishi Corp.	27,400	827,388
Mitsubishi Electric Corp.	39,000	337,259
Mitsubishi Estate Co. Ltd.	24,000	582,665
Mitsubishi Gas Chemical Co. Inc.	8,000	56,902
Mitsubishi Heavy Industries Ltd.	66,000	282,063
Mitsubishi Logistics Corp.	2,000	25,642
Mitsubishi Materials Corp.	23,000	99,910
Mitsubishi Motors Corp. (a)	39,000	64,165
Mitsubishi Rayon Co. Ltd.	11,000	35,203
Mitsubishi Tanabe Pharma Corp.	4,000	46,589
Mitsubishi UFJ Financial Group Inc.	176,480	1,522,600
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	34,811
Mitsui & Co. Ltd.	35,000	709,270
Mitsui Chemicals Inc.	13,000	86,075
Mitsui Engineering & Shipbuilding Co. Ltd.	16,000	42,857
Mitsui Fudosan Co. Ltd.	17,000	337,510
Mitsui Mining & Smelting Co. Ltd.	13,000	40,690
Mitsui OSK Lines Ltd.	23,000	278,040
Mitsui Sumitomo Insurance Co. Ltd. (c)	25,000	252,558
Mitsukoshi Ltd. (c)	6,000	23,415
Mitsumi Electric Co. Ltd.	1,400	44,242
Mizuho Financial Group Inc.	186	681,079
Mizuho Trust & Banking Co. Ltd.	10,000	14,346
Murata Manufacturing Co. Ltd.	4,500	223,465
Namco Bandai Holdings Inc.	4,000	54,173
NEC Corp.	41,000	156,300
NEC Electronics Corp. (a)	500	9,671
NGK Insulators Ltd.	5,000	88,483
NGK Spark Plug Co. Ltd.	4,000	52,006
NHK Spring Co. Ltd.	2,000	14,165
Nichirei Corp.	3,000	14,416
Nidec Corp.	2,300	141,443
Nikon Corp.	7,000	186,447

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nintendo Co. Ltd.	2,000	$1,031,300
Nippon Building Fund Inc.	11	139,045
Nippon Electric Glass Co. Ltd.	6,500	100,487
Nippon Express Co. Ltd.	17,000	97,723
Nippon Kayaku Co. Ltd.	2,000	12,139
Nippon Light Metal Co. Ltd.	6,000	9,029
Nippon Meat Packers Inc.	4,000	59,069
Nippon Mining Holdings Inc.	18,500	97,994
Nippon Oil Corp.	26,000	162,239
Nippon Paper Group Inc.	14	33,146
Nippon Sheet Glass Co. Ltd.	11,000	48,666
Nippon Shokubai Co. Ltd.	2,000	13,262
Nippon Steel Corp.	119,000	602,879
Nippon Telegraph & Telephone Corp.	107	461,577
Nippon Yusen Kabushiki Kaish	23,000	215,971
NIPPONKOA Insurance Co. Ltd.	7,000	53,371
Nishi-Nippon City Bank Ltd.	12,000	31,541
Nishimatsu Construction Co. Ltd.	4,000	8,587
Nissan Chemical Industries Ltd.	3,000	31,601
Nissan Motor Co. Ltd.	46,100	381,083
Nisshin Seifun Group Inc.	3,300	35,225
Nisshin Steel Co. Ltd.	15,000	51,916
Nisshinbo Industries Inc.	3,000	27,869
Nissin Food Products Co. Ltd.	1,700	57,303
Nitori Co. Ltd.	750	42,436
Nitto Denko Corp.	3,500	147,823
NOK Corp.	1,600	32,745
Nomura Holdings Inc.	36,000	538,122
Nomura Real Estate Holdings Inc.	1,000	16,653
Nomura Real Estate Office Fund Inc.	4	32,424
Nomura Research Institute Ltd.	2,500	65,334
NSK Ltd.	8,000	60,594
NTN Corp.	8,000	54,575
NTT Data Corp.	25	109,350
NTT DoCoMo Inc.	327	495,355
NTT Urban Development Corp.	29	41,603
Obayashi Corp.	13,000	54,514
OBIC Co. Ltd.	100	17,737
Odakyu Electric Railway Co. Ltd.	11,000	81,441
Oji Paper Co. Ltd.	18,000	81,079
Oki Electric Industry Co. Ltd. (a)	7,000	13,483
OKUMA Corp.	3,000	32,143
Okumura Corp.	3,000	15,289
Olympus Corp.	5,000	151,485
Omron Corp.	3,700	75,908
Ono Pharmaceutical Co. Ltd.	1,000	48,355
Onward Holdings Co. Ltd.	2,000	20,425
Oracle Corp. Japan	500	23,174
Oriental Land Co. Ltd.	1,000	58,688
Orix Corp.	1,890	257,865
Osaka Gas Co. Ltd.	40,000	159,711
OSAKA Titanium technologies Co.	200	12,380
OSG Corp.	1,100	12,735

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
OTSUKA Corp.	200	$16,874
Pioneer Corp.	2,100	20,857
Promise Co. Ltd.	1,350	38,802
QP Corp.	1,200	12,388
Rakuten Inc.	125	74,865
Resona Holdings Inc.	118	196,509
Ricoh Co. Ltd.	14,000	230,056
Rinnai Corp.	400	13,082
Rohm Co. Ltd.	2,000	123,796
Ryohin Keikaku Co. Ltd.	300	17,396
Sanken Electric Co. Ltd.	2,000	11,758
Sankyo Co. Ltd.	1,000	59,390
Santen Pharmaceutical Co. Ltd.	1,000	23,325
Sanwa Holdings Corp.	2,000	8,688
Sanyo Electric Co. Ltd. (a)	30,000	63,202
Sapporo Hokuyo Holdings Inc.	5	34,862
Sapporo Holdings Ltd.	5,000	40,881
SBI E*Trade Securities Co. Ltd.	21	18,265
SBI Holdings Inc.	170	40,897
Secom Co. Ltd.	4,200	203,933
Sega Sammy Holdings Inc.	4,426	46,844
Seiko Epson Corp.	2,300	61,953
Seino Holdings Co. Ltd.	2,000	13,002
Sekisui Chemical Co. Ltd.	9,000	54,444
Sekisui House Ltd.	10,000	92,496
Seven & I Holdings Co. Ltd.	16,780	420,847
Sharp Corp.	21,000	356,882
Shikoku Electric Power Co. Inc.	1,700	50,567
Shimachu Co. Ltd.	600	18,028
Shimamura Co. Ltd.	500	42,837
Shimano Inc.	1,200	55,136
Shimizu Corp.	10,000	45,947
Shin-Etsu Chemical Co. Ltd.	8,400	433,989
Shinko Electric Industries Co. Ltd.	700	7,900
Shinko Securities Co. Ltd.	10,000	29,093
Shinsei Bank Ltd. (a)	20,000	66,011
Shionogi & Co. Ltd.	6,000	102,448
Shiseido Co. Ltd.	7,000	185,042
Shizuoka Bank Ltd.	12,000	141,693
Showa Denko K.K.	22,000	74,157
Showa Shell Sekiyu K.K.	3,400	34,382
SMC Corp.	1,200	126,525
Softbank Corp. (a)	15,200	275,546
Sojitz Corp.	22,200	73,495
Sompo Japan Insurance Inc.	17,000	150,080
Sony Corp.	20,300	808,497
Sony Financial Holdings Inc.	15	60,644
Square Enix Co. Ltd.	800	27,929
Stanley Electric Co. Ltd.	3,200	78,010
SUMCO Corp.	2,300	50,186
Sumitomo Chemical Co. Ltd.	32,000	204,815
Sumitomo Corp.	21,700	285,836
Sumitomo Electric Industries Ltd.	15,500	196,238

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Heavy Industries Ltd.	12,000	$77,528
Sumitomo Metal Industries Ltd.	84,000	318,539
Sumitomo Metal Mining Co. Ltd.	11,000	204,705
Sumitomo Mitsui Financial Group Inc.	133	875,281
Sumitomo Osaka Cement Co. Ltd.	5,000	11,587
Sumitomo Realty & Development Co. Ltd.	8,000	141,011
Sumitomo Rubber Industries Ltd.	3,000	22,994
Sumitomo Trust & Banking Co. Ltd.	25,000	172,051
Suruga Bank Ltd.	4,000	50,441
Suzuken Co. Ltd.	1,180	48,535
Suzuki Motor Corp.	4,000	100,923
T&D Holdings Inc.	3,900	204,234
Taiheiyo Cement Corp.	17,000	40,931
Taisei Corp.	18,000	45,867
Taisho Pharmaceutical Co. Ltd.	3,000	59,500
Taiyo Nippon Sanso Corp.	4,000	32,022
Taiyo Yuden Co. Ltd.	2,000	19,502
Takara Holdings Inc.	3,000	20,616
Takashimaya Co. Ltd.	6,000	67,476
Takeda Pharmaceutical Co. Ltd.	17,300	866,041
Takefuji Corp.	2,250	47,627
TDK Corp.	2,600	153,632
Teijin Ltd.	18,000	75,843
Terumo Corp.	3,500	182,584
The Hachijuni Bank Ltd.	7,549	47,939
The Hiroshima Bank Ltd.	9,000	43,429
THK Co. Ltd.	2,200	37,895
Tobu Railway Co. Ltd.	17,000	90,730
Toda Corp.	3,000	12,339
Toho Co. Ltd.	2,200	51,645
Toho Titanium Co. Ltd.	400	10,273
Tohoku Electric Power Co. Inc.	8,300	202,754
Tokai Rika Co. Ltd.	1,000	26,134
Tokuyama Corp.	5,000	36,266
Tokyo Broadcasting System Inc.	700	16,713
Tokyo Electric Power Co. Inc.	24,700	660,368
Tokyo Electron Ltd.	3,500	212,781
Tokyo Gas Co. Ltd.	47,000	190,018
Tokyo Seimitsu Co. Ltd.	300	5,508
Tokyo Steel Manufacturing Co. Ltd.	1,500	20,345
Tokyo Tatemono Co. Ltd.	6,000	39,486
Tokyu Corp.	23,000	117,215
Tokyu Land Corp.	9,000	56,431
TonenGeneral Sekiyu KK	5,000	42,787
Toppan Printing Co. Ltd.	12,000	139,165
Toray Industries Inc.	28,000	181,742
Toshiba Corp.	62,000	414,246
Tosoh Corp.	11,000	37,851
Toto Ltd.	6,000	56,762
Toyo Seikan Kaisha Ltd.	3,700	70,266
Toyo Suisan Kaisha Ltd.	2,000	30,096

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyoda Gosei Co. Ltd.	1,200	$45,144
Toyota Boshoku Corp.	1,000	29,946
Toyota Industries Corp.	3,700	131,400
Toyota Motor Corp.	55,100	2,747,261
Toyota Tsusho Corp.	4,500	95,481
Trend Micro Inc.	2,000	78,451
UBE Industries Ltd.	18,000	58,327
Unicharm Corp.	800	58,507
UNY Co. Ltd.	3,000	28,712
Urban Corp.	3,100	13,186
Ushio Inc.	2,000	37,560
USS Co. Ltd.	350	24,228
Wacoal Holdings Corp.	1,000	14,777
West Japan Railway Co.	36	158,186
Yahoo! Japan Corp.	320	166,292
Yakult Honsha Co. Ltd.	2,000	61,998
Yamada Denki Co. Ltd.	1,700	146,669
Yamaha Corp.	3,700	70,748
Yamaha Motor Co. Ltd.	3,900	71,756
Yamato Holdings Co. Ltd.	8,000	117,175
Yamato Kogyo Co. Ltd.	800	32,263
Yamazaki Baking Co. Ltd.	2,000	18,941
Yaskawa Electric Corp.	4,000	38,002
Yokogawa Electric Corp.	3,900	39,047
Zeon Corp.	3,000	13,423

		50,756,762

Netherlands (2.81%)
Aegon NV	29,939	440,521
Akzo Nobel NV	5,633	451,947
ASML Holding NV (a)	8,303	204,228
Corio NV	822	72,024
Corporate Express	1,538	17,895
Fugro NV	1,081	83,949
Heineken Holding NV	837	42,087
Heineken NV	5,196	301,795
ING Groep NV	38,061	1,425,307
Koninklijke Ahold NV (a)	25,119	372,772
Koninklijke DSM NV	2,896	139,677
Koninklijke KPN NV	37,668	636,311
Koninklijke Philips Electronics NV	23,237	888,888
OCE NV	1,230	20,933
QIAGEN NV (a)	2,574	53,235
Randstad Holding NV (a)	1,008	47,216
Reed Elsevier NV	12,702	242,244
SBM Offshore NV	2,616	84,376
TNT NV	8,319	309,034
TomTom NV (a)	898	37,144
Unilever NV CVA	34,778	1,167,846
Vedior NV - CVA	3,518	102,194

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Wereldhave NV	263	$32,445
Wolters Kluwer - CVA	5,640	149,323

		7,323,391

New Zealand (0.11%)
Auckland International Airport Ltd.	12,792	22,930
Contact Energy Ltd.	4,623	29,040
Fisher & Paykel Appliances Holdings Ltd. Class H	2,401	4,436
Fisher & Paykel Healthcare Corp. Ltd. Class C	6,712	15,462
Fletcher Building Ltd.	10,482	69,142
Kiwi Income Property Trust	6,353	6,044
Sky City Entertainment Group Ltd.	6,268	18,184
Sky Network Television Ltd.	3,715	14,019
Telecom Corp. of New Zealand Ltd.	32,403	95,277
Vector Ltd.	3,861	5,221

		279,755

Norway (1.04%)
Acergy SA	3,781	81,488
Aker Kvaerner ASA	3,200	72,894
Det Norske Oljeselskap (DNO) ASA (a)	14,050	25,080
DNB NOR ASA	14,428	219,012
Frontline Ltd.	589	26,950
Norsk Hydro ASA	14,300	208,363
Ocean Rig ASA (a)	1,650	12,636
Orkla ASA	16,180	204,937
Petroleum Geo-Services ASA (a)	3,231	79,945
Prosafe SE	4,165	65,431
Renewable Energy Corp. AS (a)	3,500	97,597
Schibsted ASA	662	19,760
SeaDrill Ltd.	5,150	138,045
StatoilHydro ASA	25,920	776,732
Stolt-Nielsen SA	507	10,553
Storebrand ASA	8,646	68,083
Tandberg ASA	1,130	16,887
Telenor ASA (a)	17,065	326,733
TGS Nopec Geophysical Co. ASA (a)	1,250	18,189
Tomra Systems ASA	3,082	23,301
Yara International ASA	3,724	215,366

		2,707,982

Portugal (0.33%)
Banco BPI SA	3,627	19,182
Banco Comercial Portugues SA - R	37,248	121,139
Banco Espirito Santo SA Reg.	4,429	76,985
Brisa	5,793	82,769
CIMPOR-Cimentos de Portugal SGPS SA	4,281	38,794
Energias de Portugal SA	37,540	227,582
Jeronimo Martins SGPS SA	3,255	26,157
Portugal Telecom SGPS SA	16,121	187,319

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Portugal (Cont.)
Sonae Industria SGPS SA New (a)	809	$5,620
Sonae SGPS SA	11,939	21,959
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,208	49,892

		857,398

Singapore (1.13%)
Allgreen Properties Ltd.	9,000	8,042
Ascendas Real Estate Investment Trust	18,900	32,680
Capitacommercial Trust	11,000	17,741
Capitaland Ltd.	39,000	179,919
Capitamall Trust	22,000	55,142
City Developments Ltd.	12,000	96,073
Comfortdelgro Corp. Ltd.	43,000	56,856
Cosco Corp. Singapore Ltd.	14,000	37,531
DBS Group Holdings Ltd.	23,652	309,300
Fraser and Neave Ltd.	19,800	69,766
Haw Par Corp. Ltd.	2,792	13,935
Jardine Cycle & Carriage Ltd.	2,044	29,017
Keppel Corp. Ltd.	24,000	172,618
Keppel Land Ltd.	9,000	36,289
Neptune Orient Lines Ltd.	8,000	18,889
Noble Group Ltd.	12,000	19,180
Olam International Ltd.	9,000	14,058
Oversea-Chinese Banking Corp.	50,840	299,178
Parkway Holdings Ltd.	10,500	24,411
Sembcorp Industries Ltd.	15,220	45,004
Sembcorp Marine Ltd.	16,800	46,624
Singapore Airlines Ltd.	11,267	127,691
Singapore Exchange Ltd.	17,000	92,630
Singapore Land Ltd.	2,000	9,881
Singapore Petroleum Co. Ltd.	2,000	9,822
Singapore Post Ltd.	15,000	12,532
Singapore Press Holdings Ltd.	34,000	113,626
Singapore Technologies
Engineering Ltd.	30,000	73,668
Singapore Telecommunications Ltd.	166,450	472,825
SMRT Corp. Ltd.	17,000	22,478
United Overseas Bank Ltd.	25,392	353,084
UOL Group Ltd.	5,639	15,814
Venture Corp. Ltd.	4,000	30,630
Wilmar International Ltd. (a)	4,000	12,147
Wing Tai Holdings Ltd.	8,800	14,001

		2,943,082

Spain (4.31%)
Abertis Infraestructuras SA	5,256	171,269
Acciona SA	589	157,755
Acerinox SA	3,480	96,476
ACS Actividades de Construccion y Servicios SA	4,344	247,371

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Antena 3 de Television SA	1,225	$16,826
Banco Bilbao Vizcaya Argentaria SA	76,237	1,679,010
Banco de Sabadell SA	9,566	104,961
Banco Popular Espanol SA	16,924	307,266
Banco Santander SA	126,730	2,524,946
Bankinter SA	2,604	41,316
Cintra Concesiones de Infraestructuras de Transporte SA	3,998	59,142
Criteria Caixacorp SA	13,197	90,631
Enagas	3,281	98,055
Fomento de Construcciones y Contratas SA	821	54,050
Gamesa Corp Technologica SA	3,392	154,763
Gas Natural SDG SA	2,248	139,051
Gestevision Telecinco SA	2,014	40,985
Grupo Ferrovial SA	1,278	92,791
Iberdrola Renovables (a)	15,620	108,751
Iberdrola SA	71,179	1,103,511
Iberia Lineas Aereas de Espana SA	8,355	36,406
Inditex SA	4,448	247,114
Indra Sistemas SA	2,428	69,918
Mapfre SA	8,921	44,787
Promotora de Infomaciones SA	1,117	16,823
Red Electrica de Espana	2,126	130,162
Repsol YPF SA	16,074	554,737
Sacyr Vallehermoso SA	1,702	59,115
Sogecable SA (a)	842	36,915
Telefonica SA	87,046	2,501,115
Union Fenosa SA	2,212	148,663
Zardoya Otis SA	2,140	59,462
Zeltia SA	2,016	14,736

		11,208,879

Sweden (2.40%)
Alfa Laval AB	1,827	111,000
ASSA ABLOY AB Class B	6,742	122,260
Atlas Copco AB Class A	13,012	222,274
Atlas Copco AB Class B	6,442	101,099
Axfood AB	402	14,309
Billerud	843	9,577
Boliden AB	5,800	61,740
Castellum AB	1,964	23,964
D. Carnegie & Co. AB	700	11,781
Electrolux AB Series B	5,534	90,808
Elekta AB Class B	1,455	25,100
Eniro AB	3,094	22,495
Ericsson LM Class B	303,688	595,943
Fabege AB	3,172	33,899
Getinge AB Class B (a)	3,517	91,153
Getinge AB New (a) (c)	219	5,694
Hennes & Mauritz AB Class B	9,648	592,664
Hoganas AB Class B	301	7,155

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Holmen AB Class B	780	$26,976
Husqvarna AB Class B	5,534	66,592
Investor AB B Shares	3,700	83,286
Kungsleden AB	1,600	19,859
Lundin Petroleum AB (a)	3,010	40,906
Millicom International Cellular SA (a)	500	47,628
Modern Times Group MTG AB Class B	727	50,654
Nobia AB	1,500	12,938
Nordea Bank AB	43,342	702,447
Oriflame Cosmetics SA	400	26,557
Sandvik AB	19,414	337,352
Scania AB Class B	6,576	138,064
Securitas AB Class B	6,632	87,618
Securitas Systems AB Class B	6,632	19,309
Skandinaviska Enskilda Banken AB Class A	9,560	250,188
Skanska AB Class B	8,198	164,185
SKF AB Class B	6,879	138,348
SSAB Svenskt Stal AB Series A	4,187	117,679
SSAB Svenskt Stal AB Series B	2,051	52,640
Svenska Cellulosa AB B Shares	11,399	207,670
Svenska Handelsbanken AB A Shares	9,892	288,011
Swedbank AB - A Shares	3,000	84,065
Swedish Match AB	5,442	118,606
Tele2 AB Class B	6,180	116,749
TeliaSonera AB	47,960	385,013
Trelleborg AB Class B	1,248	24,889
Volvo AB Class A	10,300	153,412
Volvo AB Class B	22,350	338,531
Wihlborgs Fastigheter AB	434	9,915

		6,253,002

Switzerland (7.03%)
ABB Ltd.	44,913	1,205,700
Actelion Ltd. Reg. (a)	1,720	93,785
Adecco SA Reg.	2,572	148,529
Ciba Holding AG	1,189	43,365
Compagnie Financiere Richemont AG Class B	10,649	597,270
Credit Suisse Group	21,331	1,085,774
EFG International Reg.	665	22,767
Geberit AG Reg. (a)	780	116,242
Givaudan SA Reg.	129	127,623
Holcim Ltd.	4,290	450,556
Julius Baer Holding AG Reg.	2,026	149,334
Kudelski SA Bearer	497	7,297
Kuehne & Nagel International AG Reg.	1,139	113,946
Kuoni Reisen Holding AG Reg.	38	21,103
Lindt & Spruengli AG	14	46,521
Logitech International SA (a)	3,067	77,640
Lonza Group AG	782	103,705
Nestle SA	7,973	3,984,091

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nobel Biocare Holding AG (a)	463	$107,696
Novartis AG	47,107	2,414,406
OC Oerlikon Corp. AG Reg. (a)	97	34,137
Pargesa Holding SA	189	21,068
PSP Swiss Property AG (a)	726	49,016
Rieter Holding AG	62	23,724
Roche Holding AG	14,257	2,683,147
Schindler Holding AG	750	56,188
SGS SA	96	138,040
Sonova Holding AG Reg.	966	88,614
Straumann Holding AG	119	33,971
Sulzer AG	64	84,616
Swiss Life Holding Reg. (a)	673	187,039
Swiss Reinsurance	7,270	635,054
Swisscom AG	453	155,204
Syngenta AG Reg.	2,140	627,067
Synthes Inc.	1,203	168,258
The Swatch Group AG Class B	663	177,249
The Swatch Group AG Reg. (a)	1,009	51,816
UBS AG Reg.	42,143	1,224,697
Zurich Financial Services AG Reg.	2,955	930,597

		18,286,852

United Kingdom (20.95%)
3i Group PLC	7,767	127,943
Aggreko PLC	2,597	33,270
Alliance & Leicester PLC	3,425	35,245
AMEC PLC	7,003	100,556
Anglo American PLC	26,927	1,618,183
Antofagasta PLC	3,547	49,347
ARM Holdings PLC	25,858	45,161
Arriva PLC	2,404	32,730
Associated British Foods PLC	3,260	56,612
AstraZeneca PLC	29,754	1,112,526
Aviva PLC	53,570	656,512
BAE Systems PLC	70,318	677,198
Balfour Beatty PLC	9,541	89,186
Barclays PLC	134,999	1,213,704
Barratt Developments PLC	6,318	51,849
BBA Aviation PLC	6,603	19,722
BG Group PLC	68,718	1,591,568
BHP Billiton PLC	45,987	1,364,458
Biffa PLC	4,580	31,700
Bovis Homes Group PLC	1,750	21,047
BP PLC	384,713	3,909,226
British Airways PLC (a)	11,408	53,036
British American Tobacco PLC	31,090	1,166,799
British Energy Group PLC	20,667	267,634
British Land Co. PLC	10,771	196,131
British Sky Broadcasting Group PLC	23,394	258,377
Brixton PLC	3,680	24,102
BT Group PLC	165,814	714,932

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Bunzl PLC	7,398	$104,172
Burberry Group PLC	9,133	81,657
Cadbury Schweppes PLC	42,571	467,644
Capita Group PLC	12,147	163,570
Carnival PLC	3,475	138,002
Carphone Warehouse Group PLC	6,679	37,778
Cattles PLC	6,251	28,720
Centrica PLC	74,691	442,112
Charter PLC (a)	2,022	34,110
Close Brothers Group PLC	1,821	22,299
Cobham PLC	20,365	80,835
Compass Group PLC	39,773	254,370
Cookson Group PLC	2,556	33,683
CSR PLC (a)	1,871	12,105
Daily Mail & General Trust Class A NV	5,336	45,776
De La Rue PLC	2,065	36,331
Diageo PLC	52,995	1,068,594
DSG International PLC	37,880	47,738
Electrocomponents PLC	6,845	24,691
Enterprise Inns PLC	11,784	93,841
Eurasian Natural Resources Corp. (a)	6,237	121,926
Experian Group Ltd.	21,172	154,210
FirstGroup PLC	9,085	101,602
FKI PLC	9,705	13,435
Friends Provident PLC	33,489	82,149
G4S PLC	22,225	100,458
Galiform PLC (a)	9,514	14,964
GKN PLC	13,265	80,098
GlaxoSmithKline PLC	112,018	2,369,894
Great Portland Estates PLC	2,365	24,853
Hammerson PLC	5,537	122,418
Hays PLC	30,718	69,652
HBOS PLC	75,083	834,475
Home Retail Group PLC	17,524	90,860
HSBC Holdings PLC	240,962	3,969,269
ICAP PLC	10,458	118,099
IMI PLC	5,962	53,808
Imperial Tobacco Group PLC	13,777	633,800
Inchcape PLC	7,447	59,414
InterContinental Hotels Group PLC	6,063	91,450
International Power PLC	30,916	244,203
Intertek Group PLC	1,592	32,607
Invensys PLC (a)	15,185	67,808
Investec PLC	7,093	47,651
ITV PLC	77,395	97,230
J Sainsbury PLC	31,471	214,234
Johnson Matthey PLC	4,480	178,269
Kazakhmys PLC	1,893	59,998
Kesa Electricals PLC	9,288	37,927
Kingfisher PLC	46,272	121,220
Ladbrokes PLC	11,348	70,099
Land Securities Group PLC	9,658	289,241
Legal & General Group PLC	133,939	335,999

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Liberty International PLC	5,151	$99,725
Lloyds TSB Group PLC	114,327	1,023,315
LogicaCMG PLC	30,231	63,448
London Stock Exchange Group PLC	3,342	80,123
London Stock Exchange Deferred Shares (a) (c)	3,964	0
Lonmin PLC	1,474	89,838
Man Group PLC	34,307	377,545
Marks & Spencer Group PLC	34,774	267,258
Meggitt PLC	13,065	71,500
Misys PLC	7,550	20,753
Mondi PLC	7,165	59,440
National Express Group PLC	2,410	48,069
National Grid PLC	52,392	719,020
Next PLC	4,501	101,746
Old Mutual PLC	103,153	226,218
PartyGaming PLC (a)	10,583	4,358
Pearson PLC	16,658	225,306
Persimmon PLC	5,386	81,773
Premier Farnell PLC	5,332	18,863
Prudential PLC	50,404	665,728
Punch Taverns PLC	5,336	57,081
Rank Group PLC	6,640	11,630
Reckitt Benckiser Group PLC	12,383	685,914
Reed Elsevier PLC	22,070	280,766
Rentokil Intial PLC	36,225	69,917
Resolution PLC	13,804	187,526
Reuters Group PLC	25,805	297,041
Rexam PLC	12,872	108,955
Rio Tinto PLC	20,240	2,102,060
Rolls-Royce Group PLC (a)	36,961	295,619
Rolls-Royce Group PLC Class B Entitlement Shares (a) (c)	3,311,706	6,573
Royal Bank of Scotland Group PLC	203,339	1,360,995
Royal Dutch Shell PLC Class A	72,894	2,512,902
Royal Dutch Shell PLC Class B	55,680	1,874,170
SABMiller PLC	18,378	402,672
Sage Group PLC	27,438	102,430
Schroders PLC	1,750	32,578
Scottish & Newcastle PLC	15,828	248,163
Scottish & Southern Energy PLC	17,569	489,551
Segro PLC	7,972	80,374
Serco Group PLC	10,387	93,539
Severn Trent PLC	4,312	121,435
Shire PLC	5,368	103,713
Signet Group PLC	37,383	45,814
Smith & Nephew PLC	18,655	246,763
Smiths Group PLC	8,052	150,216
SSL International PLC	2,302	20,719
Stagecoach Group PLC	7,618	36,588
Standard Chartered PLC	14,102	481,945
Standard Life PLC	41,178	201,245

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Tate & Lyle PLC	8,919	$95,586
Taylor Wimpey PLC	22,333	83,106
Tesco PLC	160,342	1,206,064
The Berkeley Group Holdings PLC (a)	1,551	34,291
The Davis Service Group PLC	2,333	22,873
Thomas Cook Group PLC	8,460	48,691
Tomkins PLC	15,729	55,800
Travis Perkins PLC	2,084	44,338
Trinity Mirror PLC	4,523	26,481
Tui Travel PLC	8,842	45,231
Tullett Prebon PLC	2,474	23,384
Tullow Oil PLC	14,032	183,940
Unilever PLC	26,376	889,378
United Utilities PLC	17,625	241,533
Vedanta Resources PLC	1,308	54,411
Vodafone Group PLC	1,076,311	3,223,376
Whitbread PLC	3,892	90,142
William Hill PLC	7,600	56,676
William Morrison Supermarkets PLC	23,426	127,505
Wolseley PLC	13,638	143,453
WPP Group PLC	23,118	275,746
Xstrata PLC	12,879	901,512
Yell Group PLC	15,206	46,475

		54,513,014

Total Common Stocks
(cost $195,338,723)		251,927,721

Preferred Stocks (0.41%)
Germany (0.38%)
Fresenius SE PFD	623	51,883
Henkel KGaA	3,810	176,120
Porsche Automobil Holding SE PFD	1,700	310,739
ProSiebenSat.1 Media AG	1,523	32,941
RWE AG-Non Voting PFD	640	60,715
Volkswagen AG PFD	2,207	366,723

		999,121

Italy (0.03%)
IFI - Istituto Finanziario Industriale SpA (a)	1,010	27,809
Unipol Gruppo Finanziario SpA	16,596	47,659

		75,468

Total Preferred Stocks
(cost $565,004)		1,074,589

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal	Value
Repurchase Agreement (1.01%)
State Street Bank & Trust Co. Repurchase Agreement, (d) 1.050%, agreement date 03/31/2008, to be repurchased at $2,616,218 on 04/01/2008	$2,616,142	$2,616,142

Total Repurchase Agreement
(cost $2,616,142)		2,616,142

TOTAL INVESTMENTS (98.22%)
(cost $198,519,869)		255,618,452
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.78%)		4,627,871

NET ASSETS (100.0%)		$260,246,323

(a)	Non-income producing security.

(b)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency Security with a coupon rate of 2.98625%, a maturity date of January 25, 2036, and a market value of $2,671,425 as of March 31, 2008.

(e)	At March 31, 2008, cash has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

FDR - Fiduciary Depository Receipt

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$92,983,905	36.38%
British Pound	54,513,014	21.33
Japanese Yen	50,756,762	19.86
Swiss Franc	18,286,852	7.15
Australian Dollar	16,216,163	6.34
Swedish Krona	6,253,002	2.45
Hong Kong Dollar	5,468,003	2.14
Singapore Dollar	2,943,082	1.15
Norwegian Krone	2,707,982	1.06
United States Dollar	2,616,142	1.02
Danish Krone	2,593,790	1.01
New Zealand Dollar	279,755	0.11

Total Investments	$255,618,452	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$66,358,800	25.49%
Industrials	30,884,001	11.86
Consumer Discretionary	27,132,166	10.43
Materials	26,663,731	10.25
Consumer Staples	22,606,630	8.69
Energy	19,910,695	7.65
Health Care	16,466,976	6.33
Utilities	15,284,493	5.87
Telecommunication Services	14,581,491	5.60
Information Technology	13,113,327	5.04

Total Stocks	253,002,310	97.21
Repurchase Agreement	2,616,142	1.01
Cash and Other Assets, Net of Liabilities	4,627,871	1.78

Net Assets	$260,246,323	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Shares	Value
Registered Investment Companies (99.76%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (41.80%) (a)	7,244,117	$77,004,961
State Farm Mutual Fund Trust Equity Fund Institutional Shares (57.96%) (a)	15,748,265	106,773,241

Total Registered Investment Companies
(cost $197,073,893)		183,778,202

TOTAL INVESTMENTS (99.76%)
(cost $197,073,893)		183,778,202
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.24%)		439,666

NET ASSETS (100.00%)		$184,217,868

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (61.79%)
Aerospace/Defense (0.32%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,012,822
Agriculture, Foods, & Beverage (4.69%)
Kellogg Co.
2.875%, 06/01/2008	500,000	499,456
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	998,471
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	1,001,874
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,026,661
ConAgra Inc.
7.875%, 09/15/2010	333,000	363,797
Kellogg Co.
6.600%, 04/01/2011	500,000	538,825
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	528,856
Hershey Co.
5.300%, 09/01/2011	500,000	519,679
General Mills Inc.
6.000%, 02/15/2012	500,000	524,386
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,059,953
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	526,890
Bottling Group LLC
4.625%, 11/15/2012	500,000	521,169
Kellogg Co.
5.125%, 12/03/2012	500,000	517,030
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	516,931
Pepsico Inc.
4.650%, 02/15/2013	500,000	517,513
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	510,522
Hershey Co.
5.450%, 09/01/2016	500,000	502,317
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,008,228
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	484,848
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,086,936
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	499,684
		14,754,026
Automotive (0.64%)
Toyota Motor Credit Corp.
2.875%, 08/01/2008	1,000,000	998,376
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	491,563

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
Daimler Chrysler North America
6.500%, 11/15/2013	$500,000	$527,044
		2,016,983
Banks (4.96%)
Bank One Corp.
2.625%, 06/30/2008	1,000,000	997,774
Bank of America Corp.
3.250%, 08/15/2008	1,000,000	1,000,586
Bank of New York
5.050%, 03/03/2009	500,000	504,663
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	1,016,691
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	1,015,594
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	508,676
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,031,602
Wachovia Corp.
5.350%, 03/15/2011	500,000	512,503
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,040,698
Royal Bank of Canada
5.650%, 07/20/2011	500,000	523,829
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,024,241
Deutsche Bank AG London
5.375%, 10/12/2012	500,000	522,551
SunTrust Banks Inc.
5.250%, 11/05/2012	500,000	492,621
Wachovia Corp.
5.700%, 08/01/2013	500,000	500,028
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	490,243
US Bank NA
4.950%, 10/30/2014	500,000	509,665
Fifth Third Bank
4.750%, 02/01/2015	500,000	458,437
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	451,492
Wachovia Bank NA
5.600%, 03/15/2016	500,000	480,735
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	515,446
Wachovia Corp.
5.750%, 06/15/2017	500,000	485,301
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,041,119

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Suntrust Banks Inc.
6.000%, 09/11/2017	$500,000	$473,773
		15,598,268
Building Materials & Construction (2.03%)
Lafarge SA
6.150%, 07/15/2011	500,000	510,072
CRH America Inc.
5.625%, 09/30/2011	500,000	502,597
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	1,036,382
Hanson Australia Funding
5.250%, 03/15/2013	500,000	502,839
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	520,062
CRH America Inc.
5.300%, 10/15/2013	1,000,000	974,601
Masco Corp.
4.800%, 06/15/2015	500,000	446,552
Hanson PLC
6.125%, 08/15/2016	1,000,000	977,252
CRH America Inc.
6.000%, 09/30/2016	500,000	475,747
Masco Corp.
5.850%, 03/15/2017	500,000	455,335
		6,401,439
Chemicals (1.81%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,034,836
E. I. du Pont de Nemours and Co.
5.000%, 01/15/2013	500,000	520,625
4.125%, 03/06/2013	500,000	502,312
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	515,426
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	506,686
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,015,561
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	507,541
PPG Industries Inc.
7.400%, 08/15/2019	500,000	551,765
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	536,392
		5,691,144
Commercial Service/Supply (1.41%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	483,912

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
Dun & Bradstreet Corp.
5.500%, 03/15/2011	$500,000	$519,919
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	494,042
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	500,702
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	919,372
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	497,414
5.750%, 09/15/2017	500,000	508,731
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	517,079
		4,441,171
Computers (0.49%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	509,458
4.950%, 03/22/2011	500,000	523,066
5.700%, 09/14/2017	500,000	523,780
		1,556,304
Consumer & Marketing (3.42%)
The Gillette Co.
2.500%, 06/01/2008	500,000	499,732
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	502,897
Clorox Co.
4.200%, 01/15/2010	500,000	501,741
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	494,867
Avon Products Inc.
5.125%, 01/15/2011	500,000	512,304
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,047,150
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	493,670
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,029,460
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	494,823
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,046,404
Clorox Co.
5.000%, 01/15/2015	500,000	480,759
Black & Decker Corp.
5.750%, 11/15/2016	500,000	480,925
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,020,725
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	540,323

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Danaher Corp.
5.625%, 01/15/2018	$500,000	$519,551
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,088,543
		10,753,874
Electronic/Electrical Mfg. (0.92%)
Emerson Electric Co.
7.125%, 08/15/2010	315,000	341,598
General Electric Co.
5.000%, 02/01/2013	500,000	517,911
Public Service of Colorado
4.875%, 03/01/2013	500,000	517,781
Emerson Electric Co.
4.500%, 05/01/2013	500,000	511,909
4.750%, 10/15/2015	1,000,000	999,630
		2,888,829
Financial Services (4.56%)
JPMorgan Chase & Co.
3.625%, 05/01/2008	500,000	499,921
Caterpillar Financial Services Corp.
2.700%, 07/15/2008	500,000	498,863
4.500%, 06/15/2009	500,000	505,575
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	984,573
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	990,423
SLM Corp.
4.500%, 07/26/2010	1,000,000	820,520
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,039,787
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	1,039,258
American Express Credit
5.000%, 12/02/2010	1,000,000	1,025,019
Household Finance Corp.
5.250%, 01/14/2011	500,000	498,275
SLM Corp.
5.450%, 04/25/2011	500,000	402,020
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	529,294
American Express Co.
5.250%, 09/12/2011	500,000	502,216
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	495,439
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	512,310
Citigroup Inc.
5.125%, 05/05/2014	500,000	488,635
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	498,979

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Verizon Global Funding Corp.
4.900%, 09/15/2015	$500,000	$483,933
Citigroup Inc.
5.300%, 01/07/2016	500,000	481,819
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	512,188
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	507,718
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	517,463
JPMorgan Chase Bank NA
6.000%, 10/01/2017	500,000	521,111
		14,355,339
Forest Products & Paper (0.48%)
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	519,018
International Paper Co.
5.250%, 04/01/2016	500,000	443,461
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	558,212
		1,520,691
Health Care (7.14%)
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	1,000,505
Abbott Laboratories
3.500%, 02/17/2009	500,000	501,577
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	1,012,830
Amgen Inc.
4.000%, 11/18/2009	500,000	505,050
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,029,295
Medtronic Inc.
4.375%, 09/15/2010	500,000	511,005
Abbott Laboratories
5.600%, 05/15/2011	750,000	796,258
Johnson & Johnson
5.150%, 08/15/2012	500,000	540,692
AstraZeneca PLC
5.400%, 09/15/2012	500,000	527,473
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	513,261
Wyeth
5.500%, 03/15/2013	500,000	529,454
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	511,886
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,021,925
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,032,820

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Pfizer Inc.
4.500%, 02/15/2014	$1,000,000	$1,035,915
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	998,173
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,062,815
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	917,500
Amgen Inc.
4.850%, 11/18/2014	500,000	489,389
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	505,717
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	980,541
Medtronic Inc.
4.750%, 09/15/2015	500,000	489,765
Abbott Laboratories
5.875%, 05/15/2016	750,000	799,475
Baxter International Inc.
5.900%, 09/01/2016	500,000	527,755
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,056,328
Wyeth
5.450%, 04/01/2017	500,000	509,248
Amgen Inc.
5.850%, 06/01/2017	500,000	499,603
Johnson & Johnson
5.550%, 08/15/2017	500,000	539,737
AstraZeneca PLC
5.900%, 09/15/2017	500,000	528,531
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	502,485
		22,477,008
Machinery & Manufacturing (4.98%)
3M Co.
5.125%, 11/06/2009	2,000,000	2,086,020
United Technologies Corp.
4.375%, 05/01/2010	500,000	512,553
Deere & Co.
7.850%, 05/15/2010	500,000	545,257
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,031,840
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	507,332
Covidien International (a)
5.450%, 10/15/2012	500,000	515,800
Goodrich Corp.
7.625%, 12/15/2012	500,000	572,997
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	508,823

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	$500,000	$536,157
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	752,410
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,017,663
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	978,253
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	474,339
Dover Corp.
4.875%, 10/15/2015	1,000,000	992,485
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,042,463
Caterpillar Inc.
5.700%, 08/15/2016	500,000	526,102
Eaton Corp.
5.300%, 03/15/2017	1,000,000	988,758
Honeywell International Inc.
5.300%, 03/15/2017	500,000	514,337
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	527,766
Covidien International (a)
6.000%, 10/15/2017	500,000	515,351
United Technologies Corp.
5.375%, 12/15/2017	500,000	512,954
		15,659,660
Media & Broadcasting (2.12%)
Knight-Ridder Inc.
9.875%, 04/15/2009	500,000	450,449
New York Times Co.
4.500%, 03/15/2010	500,000	498,957
Gannett Co.
5.750%, 06/01/2011	1,000,000	1,009,657
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,060,646
Thomson Corp.
5.700%, 10/01/2014	1,000,000	988,804
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	639,321
New York Times Co.
5.000%, 03/15/2015	500,000	471,158
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,047,853
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	496,033
		6,662,878
Mining & Metals (1.96%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	992,820

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
BHP Billiton Finance Ltd.
5.000%, 12/15/2010	$500,000	$514,360
5.125%, 03/29/2012	500,000	508,277
BHP Finance USA
4.800%, 04/15/2013	500,000	499,513
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	985,917
Alcan Inc.
5.000%, 06/01/2015	1,000,000	982,400
Alcoa Inc.
5.550%, 02/01/2017	500,000	487,042
BHP Billiton Finance Ltd.
5.400%, 03/29/2017	500,000	486,831
Alcoa Inc.
5.870%, 02/23/2022	750,000	728,476
		6,185,636
Oil & Gas (3.16%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,038,779
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	558,030
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,609,567
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	526,508
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	527,794
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	517,674
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,034,148
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	523,959
Apache Corp.
5.625%, 01/15/2017	500,000	521,593
Shell International Finance
5.200%, 03/22/2017	500,000	527,856
Canadian National Resources
5.700%, 05/15/2017	500,000	505,631
Weatherford International Inc.
6.350%, 06/15/2017	500,000	517,179
EOG Resources Inc.
5.875%, 09/15/2017	500,000	524,169
Husky Energy Inc.
6.200%, 09/15/2017	500,000	513,277
Encana Corp.
5.900%, 12/01/2017	500,000	512,532
		9,958,696

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (4.84%)
Safeway Inc.
4.125%, 11/01/2008	$1,000,000	$1,003,421
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	988,204
CVS Corp.
4.000%, 09/15/2009	1,000,000	1,000,438
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	990,017
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	1,027,934
Home Depot Inc.
4.625%, 08/15/2010	500,000	500,585
Safeway Inc.
4.950%, 08/16/2010	500,000	511,546
Albertson’s Inc.
7.500%, 02/15/2011	500,000	512,500
Home Depot Inc.
5.200%, 03/01/2011	500,000	504,993
CVS Corp.
5.750%, 08/15/2011	500,000	523,047
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,053,403
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	523,774
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,026,699
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,002,764
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,003,653
Target Corp.
5.875%, 07/15/2016	1,000,000	1,036,414
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	507,686
McDonald’s Corp.
5.300%, 03/15/2017	500,000	509,618
Target Corp.
5.375%, 05/01/2017	500,000	496,261
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	507,780
		15,230,737
Telecom & Telecom Equipment (2.58%)
GTE North Inc.
5.650%, 11/15/2008	500,000	505,483
Vodafone Group PLC
7.750%, 02/15/2010	500,000	529,885
Deutsche Telekom International Finance
8.000%, 06/15/2010	500,000	534,851
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,035,678

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Cisco Systems Inc.
5.250%, 02/22/2011	$1,000,000	$1,043,883
Vodafone Group PLC
5.500%, 06/15/2011	500,000	508,480
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	538,314
Alltel Corp.
7.000%, 07/01/2012	500,000	400,000
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,009,827
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	998,345
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,002,836
		8,107,582
Utilities & Energy (9.28%)
Alabama Power Co.
3.125%, 05/01/2008	500,000	499,638
Pacificorp
4.300%, 09/15/2008	1,000,000	1,002,994
Duke Energy Corp.
4.500%, 04/01/2010	500,000	512,208
Progress Energy Florida
4.500%, 06/01/2010	500,000	513,702
Commonwealth Edison Co.
4.740%, 08/15/2010	500,000	511,591
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	544,089
Reliant Energy
7.750%, 02/15/2011	500,000	540,165
Appalachian Power Co.
5.550%, 04/01/2011	500,000	510,092
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	509,717
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	514,511
Tampa Electric Co.
6.875%, 06/15/2012	500,000	545,580
Appalachian Power Co.
5.650%, 08/15/2012	500,000	514,193
Northern States Power Co.
8.000%, 08/28/2012	500,000	577,492
Southern California Gas
4.800%, 10/01/2012	500,000	513,035
Georgia Power Co.
5.125%, 11/15/2012	200,000	208,551
Virginia Electric & Power
5.100%, 11/30/2012	500,000	519,518
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,032,729

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Florida Power Corp.
4.800%, 03/01/2013	$500,000	$515,005
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	501,262
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,010,521
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	506,494
PSI Energy
5.000%, 09/15/2013	1,000,000	1,006,226
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,004,911
Union Electric Co.
5.500%, 05/15/2014	500,000	506,958
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	957,964
Union Electric Co.
4.750%, 04/01/2015	500,000	484,667
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	476,078
Southwestern Electric Power
5.375%, 04/15/2015	500,000	484,217
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	514,158
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,021,721
Virginia Electric & Power
5.400%, 01/15/2016	500,000	505,336
Ohio Power Co.
6.000%, 06/01/2016	500,000	502,191
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	507,854
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	494,095
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	507,595
Georgia Power Co.
5.700%, 06/01/2017	500,000	518,735
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	980,336
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	511,116
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	987,327
Union Electric Co.
6.400%, 06/15/2017	500,000	525,467
Florida Power Corp.
5.800%, 09/15/2017	500,000	530,591
Virginia Electric & Power
5.950%, 09/15/2017	500,000	526,558
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	524,376

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacific Gas & Electric
5.625%, 11/30/2017	$500,000	$513,643
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	453,594
Southern California Gas
5.450%, 04/15/2018	500,000	517,572
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	501,436
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,033,910
		29,201,719
Total Corporate Bonds
(cost $191,545,935)		194,474,806
Taxable Municipal Bonds (0.32%)
Illinois State
3.850%, 06/01/2013	1,000,000	996,220
Total Taxable Municipal Bonds
(cost $998,874)		996,220
Foreign Government Bonds (0.16%)
Province of Ontario
5.500%, 10/01/2008	500,000	508,335
Total Foreign Government Bonds
(cost $496,953)		508,335
Commercial Mortgage Backed Securities (3.12%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.3670%, 03/15/2036	2,000,000	1,912,170
Morgan Stanley Capital Series 2006-T23 Class A4
5.8110%, 08/12/2041	2,000,000	2,031,768
Bear Stearns Commercial Mortgage Securities Series 2007 - T26 Class A4
5.4710%, 01/12/2045	2,000,000	1,947,910
Morgan Stanley Capital Series 2004-T13 Class A4
4.6600%, 09/13/2045	2,000,000	1,955,982

	Principal amount	Value
Commercial Mortgage Backed Securities (Cont.)
Morgan Stanley Capital Series 2007-T25 Class A3
5.5140%, 11/12/2049	$2,000,000	$1,957,826
Total Commercial Mortgage Backed Securities
(cost $9,688,117)		9,805,656
Government Agency Securities (28.83%) (b)
Agency Notes & Bonds (7.34%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,062,129
4.500%, 07/15/2013	1,500,000	1,580,184
5.200%, 03/05/2019	2,000,000	2,035,386
5.300%, 05/12/2020	3,000,000	3,061,437
Federal National Mortgage Association
3.250%, 08/15/2008	1,500,000	1,504,593
6.625%, 11/15/2010	1,000,000	1,103,016
4.375%, 09/15/2012	1,500,000	1,579,320
5.550%, 02/16/2017	5,000,000	5,250,300
5.500%, 05/10/2027	5,000,000	5,265,525
7.125%, 01/15/2030	500,000	649,849
		23,091,739
Mortgage-Backed Securities (21.49%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	525,079	532,850
5.000%, 09/01/2018	453,759	460,886
5.000%, 09/01/2018	444,735	451,317
5.500%, 11/01/2018	435,347	446,336
4.500%, 11/01/2018	1,024,871	1,023,525
5.000%, 01/01/2019	461,142	467,376
5.000%, 04/01/2019	493,691	500,364
4.500%, 05/01/2019	564,053	562,599
4.000%, 05/01/2019	660,988	647,133
5.500%, 06/01/2019	766,766	784,975
5.000%, 01/01/2020	581,934	589,800
5.500%, 04/01/2020	622,757	636,822
5.500%, 07/01/2020	1,242,106	1,271,602
6.000%, 07/01/2021	1,462,147	1,505,830
6.000%, 11/01/2028	68,226	70,574
6.500%, 06/01/2029	104,872	109,895
7.500%, 12/01/2030	5,533	5,986
7.000%, 07/01/2031	10,780	11,428
6.500%, 09/01/2031	19,761	20,665
6.000%, 11/01/2032	288,524	297,688
6.000%, 12/01/2032	142,623	147,153
5.500%, 05/01/2033	1,805,138	1,828,816

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.500%, 07/01/2033	$1,372,657	$1,390,662
5.000%, 08/01/2033	1,241,101	1,232,488
5.500%, 03/01/2034	566,676	573,644
5.000%, 04/01/2034	1,090,987	1,082,668
6.000%, 07/01/2034	1,430,930	1,472,785
5.000%, 05/01/2035	1,504,204	1,491,775
5.500%, 05/01/2035	1,519,798	1,537,577
4.500%, 08/01/2035	855,307	824,862
5.000%, 10/01/2035	1,355,215	1,344,017
6.500%, 08/01/2036	1,470,214	1,526,416
5.500%, 10/01/2037	1,914,453	1,935,039
6.000%, 01/01/2038	1,972,326	2,024,356
Federal National Mortgage Association
6.000%, 09/01/2013	170,760	176,366
5.500%, 12/01/2016	108,068	110,925
5.500%, 01/01/2017	49,970	51,291
5.500%, 01/01/2017	414,668	425,632
6.500%, 01/01/2017	47,397	49,741
5.500%, 02/01/2017	394,707	405,143
5.000%, 03/01/2017	414,748	420,934
6.000%, 04/01/2017	64,689	66,767
5.500%, 01/01/2018	228,567	234,606
5.000%, 02/01/2018	509,448	517,047
5.000%, 05/01/2018	403,081	409,288
5.000%, 05/01/2018	800,841	812,191
5.000%, 05/01/2018	845,595	857,579
4.500%, 05/01/2018	997,228	996,698
4.500%, 05/01/2018	984,603	984,080
4.500%, 03/01/2019	580,697	579,881
5.500%, 10/01/2019	1,109,280	1,136,548
5.000%, 11/01/2019	1,092,552	1,106,721
4.500%, 12/01/2019	627,224	626,158
5.000%, 06/01/2020	950,666	961,747
4.500%, 09/01/2020	1,091,872	1,087,457
5.500%, 05/01/2021	728,936	745,143
7.500%, 09/01/2029	55,756	60,286
8.000%, 03/01/2030	12,322	13,355
6.500%, 05/01/2030	93,319	97,556
6.500%, 08/01/2031	25,616	26,730
7.000%, 08/01/2031	4,636	4,932
6.500%, 10/01/2031	60,377	63,004
6.000%, 11/01/2031	43,082	44,450
7.000%, 01/01/2032	68,508	72,877
6.000%, 03/01/2032	75,748	78,154
6.500%, 03/01/2032	35,709	37,262
6.500%, 04/01/2032	232,543	242,417
7.000%, 04/01/2032	59,776	63,523
6.500%, 05/01/2032	578,089	610,009
6.000%, 05/01/2032	62,585	64,505
6.500%, 06/01/2032	80,575	83,997
7.000%, 06/01/2032	117,553	124,922

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
7.000%, 06/01/2032	$90,475	$96,146
6.500%, 07/01/2032	190,457	198,544
6.000%, 08/01/2032	323,892	333,828
6.500%, 10/01/2032	363,919	379,372
5.500%, 10/01/2032	1,117,883	1,132,809
6.000%, 11/01/2032	359,069	370,084
6.000%, 01/01/2033	229,273	236,307
5.500%, 03/01/2033	373,086	377,843
5.500%, 03/01/2033	888,304	899,632
6.000%, 04/01/2033	602,430	620,262
5.000%, 05/01/2033	572,865	568,583
5.000%, 05/01/2033	675,648	670,598
5.000%, 08/01/2033	1,141,157	1,132,627
5.500%, 10/01/2033	819,721	830,174
5.000%, 03/01/2034	1,812,795	1,799,245
5.500%, 05/01/2034	1,129,536	1,143,111
6.000%, 07/01/2034	649,868	668,026
5.500%, 12/01/2034	1,533,090	1,551,514
5.500%, 04/01/2035	1,295,989	1,310,896
5.500%, 07/01/2035	1,782,973	1,803,480
5.000%, 10/01/2035	1,222,357	1,211,612
5.000%, 11/01/2035	842,297	834,894
6.000%, 08/01/2036	2,283,645	2,342,013
6.000%, 12/01/2037	955,895	980,089
Government National Mortgage Association
6.000%, 05/15/2017	206,009	212,955
6.500%, 06/15/2028	104,605	109,446
6.000%, 11/15/2028	103,668	107,558
6.500%, 03/15/2029	123,251	128,888
7.000%, 06/15/2029	52,749	56,409
7.500%, 08/20/2030	23,476	25,201
6.000%, 01/15/2032	60,923	63,130
5.500%, 10/15/2033	777,870	795,189
5.000%, 11/20/2033	1,041,582	1,039,000
6.000%, 12/20/2033	348,287	360,309
		67,649,605
Total Government Agency Securities
(cost $89,245,087)		90,741,344
U.S. Treasury Obligations (1.51%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	653,125
8.125%, 08/15/2019	750,000	1,044,785
6.250%, 08/15/2023	1,000,000	1,230,859
6.875%, 08/15/2025	1,000,000	1,318,750

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes
5.625%, 05/15/2008	$500,000	$502,539
Total U.S. Treasury Obligations
(cost $4,158,399)		4,750,058
Short-term Investments (3.15%)
JPMorgan U.S. Treasury Plus Money
Market Fund	9,921,609	9,921,609
Total Short-term Investments
(cost $9,921,609)		9,921,609
TOTAL INVESTMENTS (98.88%)
(cost $306,054,974)		311,198,028
OTHER ASSETS, NET OF LIABILITIES (1.12%)		3,510,488
NET ASSETS (100.00%)		$314,708,516

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $1,031,151 or 0.33% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (98.32%) (b)
Alabama (0.88%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	A1	$1,000,000	$1,039,240
Arizona (0.76%)
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aaa	885,000	895,638
California (13.57%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,584,960
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	935,415
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aaa	1,395,000	1,480,486
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aaa	1,500,000	1,584,900
State of California, General Obligation Bonds	5.250%	02/01/2019	A1	2,200,000	2,297,900
State of California, Various Purpose General Obligation Bonds (Prerefunded to 02-01-2012 @ 100) (c)	5.000%	02/01/2019	A1	650,000	701,785
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aaa	1,000,000	1,044,480
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	Aaa	560,000	553,084
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A1	600,000	609,306
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aaa	1,000,000	1,000,680
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	A3	885,000	828,351
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	Aa3	1,195,000	1,214,706
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A1	1,300,000	1,363,726
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	A3	930,000	872,433
					16,072,212
Colorado (3.00%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Aaa	1,320,000	1,439,526
El Paso County School District No. 2 - Harrison El Paso County Colorado, General Obligation Refunding Bonds Series 2007	4.375%	12/01/2020	Aaa	1,415,000	1,422,132
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aaa	675,000	689,242
					3,550,900
Connecticut (0.95%)
Town of New Canaan, Connecticut, General Obligation Bonds, Issue of 2005, Series B	4.500%	04/01/2020	Aaa	475,000	478,691
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2021	Aaa	600,000	647,274
					1,125,965
Delaware (1.44%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	Aaa	1,625,000	1,712,279

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (3.33%)
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A	5.000%	10/01/2026	A-	$1,350,000	$1,316,601
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	Aaa	1,000,000	904,320
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa2	1,700,000	1,723,086
					3,944,007
Georgia (0.88%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aaa	1,000,000	1,039,320
Idaho (2.54%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-	500,000	526,780
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,039,390
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	Aaa	1,430,000	1,439,552
					3,005,722
Illinois (0.89%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aaa	1,000,000	1,057,950
Indiana (1.23%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Aaa	1,410,000	1,457,348
Iowa (0.43%)
Des Moines, Iowa, General Obligation Bonds, Series 2004D (Urban Renewal)	5.000%	06/01/2022	Aa2	500,000	508,360
Kansas (3.86%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aaa	730,000	757,251
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa2	1,020,000	1,028,181
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,023,040
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2020	Aaa	235,000	242,341
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aaa	245,000	251,294
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2022	Aaa	250,000	255,045
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aa1	1,000,000	1,011,600
					4,568,752
Louisiana (0.84%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1	1,000,000	991,930

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (2.01%)
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	$1,250,000	$1,347,175
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005	5.000%	06/01/2023	Aaa	1,000,000	1,040,820
					2,387,995
Massachusetts (1.86%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100) (c)	5.500%	01/01/2015	Aa2	1,000,000	1,103,220
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	Aa2	1,000,000	1,102,730
					2,205,950
Michigan (2.57%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2010 @ 100) (c)	5.250%	05/01/2019	Aa2	825,000	873,395
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.250%	11/01/2020	Aa3	1,085,000	1,162,675
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aaa	1,000,000	1,013,220
					3,049,290
Minnesota (3.12%)
Independent School District Number 181 (Brainerd), Minnesota, General
Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aa2	2,500,000	2,651,525
Independent School District Number 622, North St. Paul-Maplewood-Oakdale, Minnesota, General Obligation Refunding Bonds, Series 2006B	5.000%	08/01/2022	Aaa	1,000,000	1,049,410
					3,700,935
Mississippi (1.17%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (c)	5.500%	11/01/2015	AA	1,280,000	1,381,248
Missouri (6.14%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002 (Prerefunded to 03-01-2012 @ 100) (c)	5.000%	03/01/2016	AA+	1,250,000	1,351,663
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,223,630
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000 (Prerefunded to 02-01-2011 @ 100) (c)	5.000%	02/01/2017	Aaa	2,500,000	2,669,525
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa	1,000,000	1,008,490
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,022,330
					7,275,638
Montana (0.28%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA-	315,000	331,613

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (1.43%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	$1,595,000	$1,700,015

New Hampshire (3.51%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa3	1,510,000	1,551,827
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa3	1,580,000	1,608,724
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	Aaa	1,000,000	1,002,200

					4,162,751

New Jersey (1.33%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A3	1,500,000	1,571,370

New York (2.05%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	1,300,000	1,376,531
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Aaa	1,000,000	1,050,980

					2,427,511

North Carolina (3.88%)
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 101) (c)	5.000%	06/01/2018	Aa2	1,000,000	1,084,740
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,038,230
State of North Carolina, General Obligation Higher Education Bonds, Series 2006A	4.250%	06/01/2026	Aaa	1,100,000	1,008,997
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aaa	500,000	491,560
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aaa	1,000,000	976,450

					4,599,977

Ohio (2.68%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa	1,000,000	1,067,380
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2020	Aa1	1,270,000	1,361,884
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	740,768

					3,170,032

Oklahoma (1.28%)
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008 (d)	5.000%	03/01/2027	Aa1	1,500,000	1,515,120

Oregon (7.20%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	1,000,000	1,096,820
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.625%	06/15/2017	Aa2	1,500,000	1,643,235

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.000%	06/15/2018	Aa2	$2,000,000	$2,149,580
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	746,475
Administrative School District No. 1 (Bend-La Pine), Deschutes County, Oregon, General Obligation Bonds, Series 2007	4.750%	06/15/2023	Aa3	1,190,000	1,193,439
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa2	690,000	681,782
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa2	1,025,000	1,012,792

					8,524,123

Pennsylvania (0.84%)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2022	Aaa	1,000,000	991,960

Rhode Island (2.13%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,015,070
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aaa	1,000,000	1,005,930
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	500,000

					2,521,000

South Dakota (0.82%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aaa	1,000,000	977,750

Tennessee (6.17%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded to 05-01-2010 @ 100) (c)	5.400%	05/01/2013	Aa2	1,440,000	1,531,858
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 03-01-2010 @ 100) (c)	5.400%	03/01/2020	Aaa	2,245,000	2,374,783
Putnam County, Tennessee, General Obligation School Bonds, Series 2007 (ULT)	4.750%	04/01/2025	Aaa	1,000,000	993,080
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	Aa1	2,500,000	2,414,750

					7,314,471

Texas (4.30%)
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2015	Aa1	2,300,000	2,439,449
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,651,592

					5,091,041

Utah (1.04%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	Aaa	680,000	759,023

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (Cont.)
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aaa	$440,000	$471,341

					1,230,364

Virginia (4.78%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded to 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,000,000	1,049,100
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,097,300
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	630,000	619,296
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aaa	2,000,000	1,917,980
Fairfax County, Virginia Public Improvement Bonds, Series 2007 A	4.375%	04/01/2023	Aaa	1,000,000	980,060

					5,663,736

Wisconsin (3.13%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 05-01-2011 @ 100) (c)	5.300%	05/01/2018	Aa3	2,500,000	2,702,225
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2024	Aaa	1,000,000	1,003,540

					3,705,765

Total Long-term Municipal Bonds
(cost $114,428,573)					116,469,278

Short-term Municipal Bonds (0.84%)
Washington (0.84%)
Energy Northwest, Project No. 3, Refunding Electric Revenue Bonds, Series 2003-D (e)	4.500%	07/01/2018	Aaa	1,000,000	1,000,000

Total Short-term Municipal Bonds
(cost $998,567)					1,000,000

Short-term Investments (2.61%)
JPMorgan Tax Free Money Market Fund				3,093,441	3,093,441

Total Short-term Investments
(cost $3,093,441)					3,093,441

TOTAL INVESTMENTS (101.77%)
(cost $118,520,581)					120,562,719
LIABILITIES, NET OF OTHER ASSETS (-1.77%)					(2,109,332)

NET ASSETS (100.00%)					$118,453,387

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 25.06% Advanced Refunded Bonds, 36.36% General Obligation Bonds, and 38.58% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(d)	Security purchased on a “when-issued” basis.

(e)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

	Principal amount	Value
Short-term Investments (99.81%)
Automotive (18.99%)
Toyota Motor Credit Corp.
2.450% to 2.880%, 04/04/2008	$8,900,000	$8,897,911
American Honda Finance Corp.
2.850%, 04/09/2008	1,000,000	999,367
2.750%, 04/28/2008	7,900,000	7,883,706
New Center Asset Trust
3.200%, 05/01/2008	8,960,000	8,936,107
FCAR Owner Trust Series I
3.220%, 05/15/2008	8,900,000	8,864,973

		35,582,064

Chemicals (4.26%)
E.I. du Pont de Nemours and Co. (a)
2.220%, 04/24/2008	8,000,000	7,988,653

Financial Services (23.81%)
Caterpillar Financial Services Corp.
2.750%, 04/02/2008	3,600,000	3,599,725
HSBC Finance Corp.
2.900%, 04/15/2008	8,860,000	8,850,008
Caterpillar Financial Services Corp.
2.150%, 04/16/2008	5,500,000	5,495,073
Chevron Funding Corp.
2.150% to 2.200%, 04/22/2008	9,200,000	9,188,368
General Electric Capital Corp.
2.320%, 05/06/2008	8,140,000	8,121,640
Citigroup Funding
2.600%, 05/12/2008	9,400,000	9,372,165

		44,626,979

Government Agency Securities (37.04%) (b)
Federal National Mortgage Association
4.190%, 04/07/2008	1,500,000	1,498,952
2.500%, 04/23/2008	5,000,000	4,992,361
2.000%, 06/12/2008	2,000,000	1,992,000
1.919%, 06/18/2008	9,300,000	9,261,332
Federal Home Loan Mortgage Corp.
2.750%, 04/14/2008	3,000,000	2,997,021
2.500%, 04/25/2008	6,699,000	6,687,835
1.800%, 05/16/2008	5,000,000	4,988,750
1.750%, 06/02/2008	5,000,000	4,984,931
4.144%, 06/23/2008	5,000,000	4,952,229
Federal Home Loan Bank
2.750%, 04/16/2008	1,300,000	1,298,510
2.700%, 04/18/2008	10,000,000	9,987,250
2.700%, 04/25/2008	3,650,000	3,643,430
2.310%, 05/14/2008	5,000,000	4,986,204
1.900%, 05/28/2008	6,000,000	5,981,950
2.100%, 06/04/2008	1,180,000	1,175,595

		69,428,350

	Shares or principal amount	Value
Short-term Investments (Cont.)
Health Care (4.55%)
Pfizer Inc.
2.630%, 08/07/2008	$8,600,000	$8,519,581

Machinery & Manufacturing (4.92%)
3M Company
2.050%, 05/23/2008	9,250,000	9,222,610

Registered Investment Companies (2.51%)
JPMorgan U.S. Treasury Plus Money Market Fund	4,710,016	4,710,016

Telecom & Telecom Equipment (3.73%)
AT&T Inc. (a)
2.530%, 04/11/2008	1,500,000	1,498,946
2.650%, 05/05/2008	5,500,000	5,486,235

		6,985,181

Total Short-term Investments
(cost $187,063,434)		187,063,434

TOTAL INVESTMENTS (99.81%)
(cost $187,063,434)		187,063,434
OTHER ASSETS, NET OF LIABILITIES (0.19%)		359,259

NET ASSETS (100.00%)		$187,422,693

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $14,973,834 or 7.99% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets plus any borrowings in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The International Equity Fund may also invest in companies located in other countries, including up to 10% of its net assets in companies located in emerging or developing markets. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)

“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to Schedules of Investments for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

(4)	LifePath and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value certain Funds’ assets as of March 31, 2008:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund	$269,891,945	$3,003,823	$—	$272,895,768	$—	$—	$—	$—
Small/Mid Cap Equity Fund	166,252,951	—	—	166,252,951	—	—	—	—
International Equity Fund	121,321,767	4,165,564	—	125,487,331	(333)	—	—	(333)
Small Cap Index Fund	273,391,889	677,929	—	274,069,818	84,631	—	—	84,631
International Index Fund	252,664,116	2,954,336	0	255,618,452	139,061	—	—	139,061
Equity and Bond Fund	183,778,202	—	—	183,778,202	—	—	—	—
Bond Fund	9,921,609	301,276,419	—	311,198,028	—	—	—	—
Tax Advantaged Bond Fund	3,093,441	117,469,278	—	120,562,719	—	—	—	—
Money Market Fund	4,710,016	182,353,418	—	187,063,434	—	—	—	—

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2007 or March 31, 2008. The remaining funds did not hold any Level 3 securities as of December 31, 2007 or March 31, 2008.

Repurchase Agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of March 31, 2008. For the Feeder Funds, see the Notes to Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At March 31, 2008, the Tax Advantaged Bond Fund had commitments of $1,525,017 (representing 1.29% of net assets) for when-issued securities.

Multi-class fund structure

The Funds offer multiple classes of shares. As of May 1, 2006, the previously existing “Class A” and “Class B” shares were renamed “Legacy Class A” and “Legacy Class B” shares, and on that same day new Class A and new Class B shares were offered to the public. Any shareholder who owned former Class A or former Class B shares as of April 30, 2006, became the owner of the same number of Legacy Class A or Legacy Class B shares as of May 1, 2006.

Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds (except the Tax Advantaged Bond Fund) only by qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 Shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 03/31/2008
S&P 500 Index Fund	S&P 500 Index Master Portfolio	22.71%
LifePath Income Fund	LifePath Retirement Master Portfolio	52.26%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	50.05%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	47.01%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	49.19%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	51.41%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Schedule of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio at fair value based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Schedule of Investments included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

The Equity and Bond Fund and the LifePath Income Fund have accrued estimated tax administration expenses for a potential closing agreement with the Internal Revenue Service (IRS) with respect to a federal tax issue. The closing agreement proposes to resolve uncertainty surrounding distributions paid by these two Funds for tax years 2003 through 2006. Distributions among classes of these two Funds made during 2003 through 2006 might be considered to be preferential under applicable tax rules and procedures due to the calculation methodology used by SFIMC, the Funds’ accounting agent, which was changed beginning in December 2006. The Trust’s management estimates the IRS may assess fees of $150,000 to the Equity and Bond Fund and $200,000 to the LifePath Income Fund as a result of entering into the closing agreement. SFIMC has agreed to reimburse the Equity and Bond Fund up to $150,000 and the LifePath Income Fund up to $200,000 of these estimated fees.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of March 31, 2008, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$298,890,329	$25,866,170	$(51,860,731)	$(25,994,561)
Small/Mid Cap Equity Fund	162,003,699	19,134,719	(14,885,467)	4,249,252
International Equity Fund	107,184,800	25,833,547	(7,531,016)	18,302,531
Small Cap Index Fund	268,803,404	59,065,535	(53,799,121)	5,266,414
International Index Fund	200,939,382	68,002,083	(13,323,013)	54,679,070
Equity and Bond Fund	197,073,893	2,033,871	(15,329,562)	(13,295,691)
Bond Fund	306,054,974	7,259,804	(2,116,750)	5,143,054
Tax Advantaged Bond Fund	118,520,581	2,909,518	(867,380)	2,042,138
Money Market Fund	187,063,434	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes To Schedules of Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Notes To Schedules of

Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes To Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $(49,325) as ordinary income for federal income tax purposes during 2007. The International Index Fund recognized unrealized appreciation (depreciation) of $(36,923) as ordinary income for federal income tax purposes during 2007. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2007 was $1,543,355 for the International Equity Fund and $1,799,907 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2008. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Futures and foreign currency contracts

International Equity Fund and International Index Fund had the following open forward foreign currency contracts at March 31, 2008:

International Equity Fund

Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
(3,630)	Australian Dollar	1	04/01/2008	(3,317)	$—	$(12)
(64,436)	British Pound	3	04/01/2008-04/03/2008	(127,881)	325	(63)
(31,603)	Canadian Dollar	3	04/01/2008-04/02/2008	(30,789)	127	(18)
36,295	Euro	1	04/03/2008	57,306	45	—
(132,538)	Euro	2	04/01/2008	(209,245)	64	(207)
(379,275)	Hong Kong Dollar	1	04/01/2008	(48,734)	5	—
25,894,026	Japanese Yen	3	04/01/2008-04/03/2008	259,782	108	(397)
(9,798,479)	Japanese Yen	1	04/01/2008	(98,299)	—	(244)
19,686	Swiss Franc	3	04/01/2008-04/03/2008	19,823	14	(20)
(184,795)	Swiss Franc	1	07/02/2008	(186,060)	—	(60)

				Total	$688	$(1,021)

International Index Fund

Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
54,030	Australian Dollar	1	06/18/2008	48,866	$—	$(1,134)
169,634	British Pound	2	06/18/2008	334,634	—	(5,366)
(99,826)	British Pound	1	06/18/2008	(196,926)	3,074	—
1,249,802	Euro	5	06/18/2008	1,966,311	16,311	—
155,348	Hong Kong Dollar	1	06/18/2008	20,001	1	—
117,758,934	Japanese Yen	2	06/18/2008	1,186,523	6,523	—
(69,828,680)	Japanese Yen	2	06/18/2008	(703,584)	—	(3,584)

				Total	$25,909	$(10,084)

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2008:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	75	$5,090,369	$5,175,000	Long	June ‘08	$84,631

Total							$84,631

International Index Fund	Hang Seng Index	2	287,063	290,768	Long	April ‘08	3,705
International Index Fund	DJ Euro Stoxx 50	64	3,473,207	3,599,084	Long	June ‘08	125,877
International Index Fund	FTSE 100 Index	14	1,590,914	1,588,390	Long	June ‘08	(2,524)
International Index Fund	Share Price Index	3	354,163	369,430	Long	June ‘08	15,267
International Index Fund	TOPIX Index	13	1,606,621	1,587,532	Long	June ‘08	(19,089)

Total							$123,236

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (98.37%)
Advertising (0.15%)
Interpublic Group of Companies Inc. (The) (a)(b)	104,483	$878,702
Omnicom Group Inc.	72,742	3,213,742

		4,092,444

Aerospace & Defense (2.36%)
Boeing Co. (The)	173,312	12,889,213
General Dynamics Corp.	90,659	7,558,241
Goodrich Corp.	28,160	1,619,482
L-3 Communications Holdings Inc.	27,750	3,034,185
Lockheed Martin Corp.	77,788	7,724,348
Northrop Grumman Corp.	76,364	5,941,883
Raytheon Co.	96,664	6,245,461
Rockwell Collins Inc.	36,770	2,101,405
United Technologies Corp.	221,600	15,250,512

		62,364,730

Agriculture (2.21%)
Altria Group Inc.	476,436	10,576,879
Archer-Daniels-Midland Co.	145,744	5,998,823
Monsanto Co.	123,698	13,792,327
Philip Morris International Inc.	476,436	24,098,133
Reynolds American Inc.	38,452	2,269,822
UST Inc. (b)	34,272	1,868,509

		58,604,493

Airlines (0.08%)
Southwest Airlines Co.	165,279	2,049,460

		2,049,460

Apparel (0.43%)
Coach Inc. (a)	80,501	2,427,105
Jones Apparel Group Inc.	21,297	285,806
Liz Claiborne Inc. (b)	21,450	389,317
Nike Inc. Class B (b)	86,724	5,897,232
Polo Ralph Lauren Corp. (b)	13,755	801,779
VF Corp.	19,909	1,543,147

		11,344,386

Auto Manufacturers (0.34%)
Ford Motor Co. (a)(b)	494,174	2,826,675
General Motors Corp.	127,209	2,423,331
PACCAR Inc.	82,525	3,713,625

		8,963,631

Auto Parts & Equipment (0.22%)
Goodyear Tire & Rubber Co. (The) (a)(b)	54,220	1,398,876
Johnson Controls Inc.	133,501	4,512,334

		5,911,210

Banks (5.12%)
Bank of America Corp.	1,003,956	38,059,972

Security	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp. (The)	257,542	$10,747,228
BB&T Corp. (b)	124,319	3,985,667
Comerica Inc.	34,000	1,192,720
Discover Financial Services LLC	107,447	1,758,907
Fifth Third Bancorp	121,669	2,545,315
First Horizon National Corp. (b)	27,800	389,478
Huntington Bancshares Inc. (b)	81,116	871,997
KeyCorp	89,010	1,953,769
M&T Bank Corp.	17,097	1,375,967
Marshall & Ilsley Corp.	58,280	1,352,096
National City Corp. (b)	140,842	1,401,378
Northern Trust Corp.	43,033	2,860,403
PNC Financial Services Group Inc. (The)	77,447	5,078,200
Regions Financial Corp. (b)	155,941	3,079,835
State Street Corp.	87,301	6,896,779
SunTrust Banks Inc.	79,794	4,399,841
U.S. Bancorp	391,418	12,666,286
Wachovia Corp.	447,304	12,077,208
Wells Fargo & Co.	746,416	21,720,706
Zions Bancorporation (b)	24,763	1,127,955

		135,541,707

Beverages (2.56%)
Anheuser-Busch Companies Inc.	162,298	7,701,040
Brown-Forman Corp. Class B	19,171	1,269,504
Coca-Cola Co. (The)	451,563	27,486,640
Coca-Cola Enterprises Inc.	64,581	1,562,860
Constellation Brands Inc. Class A (a)(b)	43,465	768,027
Molson Coors Brewing Co. Class B	31,075	1,633,613
Pepsi Bottling Group Inc.	31,656	1,073,455
PepsiCo Inc.	361,971	26,134,306

		67,629,445

Biotechnology (0.97%)
Amgen Inc. (a)	245,337	10,250,180
Biogen Idec Inc. (a)	66,902	4,127,184
Celgene Corp. (a)(b)	97,940	6,002,743
Genzyme Corp. (a)	60,427	4,504,229
Millipore Corp. (a)(b)	12,731	858,197

		25,742,533

Building Materials (0.13%)
Masco Corp. (b)	82,579	1,637,542
Trane Inc.	38,733	1,777,845

		3,415,387

Chemicals (1.48%)
Air Products and Chemicals Inc. (b)	48,489	4,460,988
Ashland Inc.	13,102	619,725

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
Dow Chemical Co. (The)	213,184	$7,855,830
E.I. du Pont de Nemours and Co.	203,031	9,493,730
Eastman Chemical Co.	17,744	1,108,113
Ecolab Inc.	39,537	1,717,092
Hercules Inc. (b)	25,729	470,583
International Flavors & Fragrances Inc.	18,006	793,164
PPG Industries Inc.	37,244	2,253,634
Praxair Inc.	71,031	5,982,941
Rohm and Haas Co. (b)	28,838	1,559,559
Sherwin-Williams Co. (The) (b)	23,154	1,181,780
Sigma-Aldrich Corp.	29,309	1,748,282

		39,245,421

Coal (0.23%)
CONSOL Energy Inc.	41,379	2,863,013
Peabody Energy Corp. (b)	61,279	3,125,229

		5,988,242

Commercial Services (0.61%)
Apollo Group Inc. Class A (a)	30,963	1,337,602
Convergys Corp. (a)	28,872	434,812
Equifax Inc. (b)	29,659	1,022,642
H&R Block Inc.	73,379	1,523,348
McKesson Corp.	65,911	3,451,759
Monster Worldwide Inc. (a)(b)	28,491	689,767
Moody's Corp. (b)	47,255	1,645,892
R.R. Donnelley & Sons Co.	47,709	1,446,060
Robert Half International Inc.	35,459	912,715
Western Union Co.	168,659	3,587,377

		16,051,974

Computers (4.57%)
Affiliated Computer Services Inc. Class A (a)	22,235	1,114,196
Apple Inc. (a)	198,958	28,550,473
Cognizant Technology Solutions Corp. (a)	66,116	1,906,124
Computer Sciences Corp. (a)	37,648	1,535,662
Dell Inc. (a)	508,097	10,121,292
Electronic Data Systems Corp.	113,842	1,895,469
EMC Corp. (a)	473,301	6,787,136
Hewlett-Packard Co.	558,083	25,482,070
International Business Machines Corp.	312,852	36,021,779
Lexmark International Inc. Class A (a)	21,396	657,285
NetApp Inc. (a)	78,063	1,565,163
SanDisk Corp. (a)	50,682	1,143,893
Sun Microsystems Inc. (a)	180,857	2,808,709
Teradata Corp. (a)	40,109	884,805
Unisys Corp. (a)	75,179	333,043

		120,807,099

Cosmetics & Personal Care (2.37%)
Avon Products Inc.	96,118	3,800,506
Colgate-Palmolive Co.	114,961	8,956,611
Estee Lauder Companies Inc. (The) Class A (b)	26,102	1,196,777
Procter & Gamble Co. (The)	695,607	48,741,182

		62,695,076

Security	Shares	Value
Common Stocks (Cont.)
Distribution & Wholesale (0.10%)
Genuine Parts Co.	37,945	$1,526,148
W.W. Grainger Inc.	15,221	1,162,732

		2,688,880

Diversified Financial Services (5.83%)
American Express Co.	262,053	11,456,957
Ameriprise Financial Inc.	51,584	2,674,630
Bear Stearns Companies Inc. (The) (b)	31,137	326,627
Capital One Financial Corp. (b)	84,860	4,176,809
Charles Schwab Corp. (The)	210,982	3,972,791
CIT Group Inc.	42,384	502,250
Citigroup Inc.	1,176,167	25,193,497
CME Group Inc.	12,113	5,682,208
Countrywide Financial Corp. (b)	128,289	705,589
E*TRADE Financial Corp. (a)(b)	105,624	407,709
Federal Home Loan Mortgage Corp.	146,335	3,705,202
Federal National Mortgage Association	220,316	5,798,717
Federated Investors Inc. Class B (b)	18,897	740,006
Franklin Resources Inc.	35,735	3,465,938
Goldman Sachs Group Inc. (The)	89,505	14,803,232
IntercontinentalExchange Inc. (a)	15,665	2,044,282
Janus Capital Group Inc. (b)	34,499	802,792
JPMorgan Chase & Co.	767,529	32,965,371
Legg Mason Inc.	30,965	1,733,421
Lehman Brothers Holdings Inc.	119,432	4,495,420
Merrill Lynch & Co. Inc.	219,159	8,928,538
Morgan Stanley	249,197	11,388,303
NYSE Euronext Inc.	60,351	3,724,260
SLM Corp. (a)	107,035	1,642,987
T. Rowe Price Group Inc. (b)	59,269	2,963,450

		154,300,986

Electric (3.29%)
AES Corp. (The) (a)	150,425	2,507,585
Allegheny Energy Inc.	37,492	1,893,346
Ameren Corp. (b)	47,355	2,085,514
American Electric Power Co. Inc.	91,182	3,795,907
CenterPoint Energy Inc.	72,998	1,041,681
CMS Energy Corp. (b)	49,800	674,292
Consolidated Edison Inc.	62,175	2,468,347
Constellation Energy Group Inc.	40,538	3,578,289
Dominion Resources Inc.	130,250	5,319,410
DTE Energy Co.	37,106	1,443,052
Duke Energy Corp. (b)	284,159	5,072,238
Dynegy Inc. Class A (a)	110,140	869,005
Edison International	73,893	3,622,235
Entergy Corp.	43,281	4,721,091
Exelon Corp.	149,215	12,126,703
FirstEnergy Corp.	68,567	4,705,068
FPL Group Inc.	91,708	5,753,760
Integrys Energy Group Inc.	17,420	812,469
Pepco Holdings Inc.	45,425	1,122,906
PG&E Corp.	79,757	2,936,653

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Electric (Cont.)
Pinnacle West Capital Corp. (b)	22,223	$779,583
PPL Corp.	84,376	3,874,546
Progress Energy Inc.	59,053	2,462,510
Public Service Enterprise Group Inc.	114,420	4,598,540
Southern Co. (The) (b)	172,215	6,132,576
TECO Energy Inc. (b)	46,582	742,983
Xcel Energy Inc.	95,767	1,910,552

		87,050,841

Electrical Components & Equipment (0.37%)
Emerson Electric Co.	177,509	9,134,613
Molex Inc. (b)	31,316	725,279

		9,859,892

Electronics (0.58%)
Agilent Technologies Inc. (a)	83,415	2,488,269
Applied Biosystems Group	38,115	1,252,459
Jabil Circuit Inc.	46,308	438,074
PerkinElmer Inc.	25,769	624,898
Thermo Fisher Scientific Inc. (a)	94,416	5,366,605
Tyco Electronics Ltd.	110,672	3,798,263
Waters Corp. (a)	22,954	1,278,538

		15,247,106

Engineering & Construction (0.19%)
Fluor Corp.	20,225	2,854,961
Jacobs Engineering Group Inc. (a)	27,789	2,044,992

		4,899,953

Entertainment (0.11%)
International Game Technology Inc. (b)	71,107	2,859,212

		2,859,212

Environmental Control (0.17%)
Allied Waste Industries Inc. (a)	73,709	796,794
Waste Management Inc.	112,400	3,772,144

		4,568,938

Food (1.84%)
Campbell Soup Co. (b)	49,416	1,677,673
ConAgra Foods Inc.	109,494	2,622,381
Dean Foods Co.	32,930	661,564
General Mills Inc.	75,711	4,533,575
H.J. Heinz Co.	71,849	3,374,748
Hershey Co. (The) (b)	38,195	1,438,806
Kellogg Co.	59,447	3,124,534
Kraft Foods Inc.	347,622	10,779,758
Kroger Co. (The)	152,477	3,872,916
McCormick & Co. Inc. NVS (b)	28,442	1,051,501
Safeway Inc. (b)	99,297	2,914,367
Sara Lee Corp.	161,050	2,251,479
SUPERVALU Inc. (b)	46,943	1,407,351
Sysco Corp.	137,101	3,978,671
Tyson Foods Inc. Class A	60,753	969,010
Whole Foods Market Inc. (b)	32,360	1,066,909
Wm. Wrigley Jr. Co.	49,115	3,086,387

		48,811,630

Security	Shares	Value
Common Stocks (Cont.)
Forest Products & Paper (0.32%)
International Paper Co. (b)	95,830	$2,606,576
MeadWestvaco Corp.	40,059	1,090,406
Plum Creek Timber Co. Inc. (b)	38,264	1,557,345
Weyerhaeuser Co.	47,662	3,099,936

		8,354,263

Gas (0.17%)
Nicor Inc. (b)	9,693	324,812
NiSource Inc.	60,778	1,047,813
Sempra Energy	59,606	3,175,808

		4,548,433

Hand & Machine Tools (0.09%)
Black & Decker Corp. (The) (b)	14,177	937,100
Snap-On Inc.	13,001	661,101
Stanley Works (The) (b)	18,181	865,779

		2,463,980

Health Care-Products (3.45%)
Baxter International Inc.	143,335	8,287,630
Becton, Dickinson and Co.	55,010	4,722,608
Boston Scientific Corp. (a)	301,668	3,882,467
C.R. Bard Inc.	22,647	2,183,171
Covidien Ltd.	112,202	4,964,939
Johnson & Johnson	640,204	41,530,033
Medtronic Inc.	254,518	12,311,036
Patterson Companies Inc. (a)	29,980	1,088,274
St. Jude Medical Inc. (a)(b)	77,180	3,333,404
Stryker Corp.	53,768	3,497,608
Varian Medical Systems Inc. (a)	28,299	1,325,525
Zimmer Holdings Inc. (a)	52,968	4,124,088

		91,250,783

Health Care-Services (1.02%)
Aetna Inc.	112,928	4,753,139
Coventry Health Care Inc. (a)	35,099	1,416,245
Humana Inc. (a)	38,258	1,716,254
Laboratory Corp. of America Holdings (a)	25,338	1,866,904
Quest Diagnostics Inc.	35,608	1,611,974
Tenet Healthcare Corp. (a)(b)	104,381	590,796
UnitedHealth Group Inc.	283,752	9,749,719
WellPoint Inc. (a)	122,007	5,384,169

		27,089,200

Holding Companies- Diversified (0.06%)
Leucadia National Corp.	38,099	1,722,837

		1,722,837

Home Builders (0.12%)
Centex Corp. (b)	26,832	649,603
D.R. Horton Inc.	61,285	965,239

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Home Builders (Cont.)
KB Home (b)	17,404	$430,401
Lennar Corp. Class A (b)	30,690	577,279
Pulte Homes Inc. (b)	46,744	680,125

		3,302,647

Home Furnishings (0.08%)
Harman International Industries Inc. (b)	13,990	609,125
Whirlpool Corp. (b)	17,151	1,488,364

		2,097,489

Household Products & Wares (0.43%)
Avery Dennison Corp.	24,137	1,188,747
Clorox Co. (The)	31,343	1,775,267
Fortune Brands Inc. (b)	34,436	2,393,302
Kimberly-Clark Corp.	94,637	6,108,818

		11,466,134

Housewares (0.05%)
Newell Rubbermaid Inc.	62,010	1,418,169

		1,418,169

Insurance (4.08%)
ACE Ltd. (b)	74,145	4,082,424
Aflac Inc.	107,777	7,000,114
Allstate Corp. (The)	127,116	6,109,195
Ambac Financial Group Inc.	60,676	348,887
American International Group Inc.	571,036	24,697,307
Aon Corp.	68,459	2,752,052
Assurant Inc.	21,482	1,307,395
Chubb Corp.	84,256	4,168,987
CIGNA Corp.	63,754	2,586,500
Cincinnati Financial Corp.	36,878	1,402,839
Genworth Financial Inc. Class A	97,534	2,208,170
Hartford Financial Services Group Inc. (The)	71,213	5,395,809
Lincoln National Corp.	59,908	3,115,216
Loews Corp.	99,694	4,009,693
Marsh & McLennan Companies Inc.	116,953	2,847,806
MBIA Inc. (b)	45,402	554,812
MetLife Inc.	160,820	9,691,013
MGIC Investment Corp.	26,907	283,331
Principal Financial Group Inc. (b)	58,227	3,244,408
Progressive Corp. (The)	155,020	2,491,171
Prudential Financial Inc.	101,150	7,914,987
Safeco Corp.	20,886	916,478
Torchmark Corp.	20,323	1,221,616
Travelers Companies Inc. (The)	140,838	6,739,098
Unum Group (b)	79,009	1,738,988
XL Capital Ltd. Class A (b)	39,666	1,172,130

		108,000,426

Internet (1.97%)
Akamai Technologies Inc. (a)(b)	37,876	1,066,588
Amazon.com Inc. (a)(b)	69,392	4,947,650
eBay Inc. (a)	252,379	7,530,989
Expedia Inc. (a)	47,681	1,043,737
Google Inc. Class A (a)	52,386	23,074,461

Security	Shares	Value
Common Stocks (Cont.)
Internet (Cont.)
IAC/InterActiveCorp (a)	42,129	$874,598
Symantec Corp. (a)(b)	192,975	3,207,244
VeriSign Inc. (a)(b)	49,009	1,629,059
Yahoo! Inc. (a)	301,461	8,721,267

		52,095,593

Investment Companies (0.06%)
American Capital Strategies Ltd. (b)	43,378	1,481,792

		1,481,792

Iron & Steel (0.36%)
Allegheny Technologies Inc.	22,721	1,621,371
Nucor Corp.	65,494	4,436,564
United States Steel Corp.	26,485	3,360,152

		9,418,087

Leisure Time (0.24%)
Brunswick Corp. (b)	19,367	309,291
Carnival Corp. (b)	98,042	3,968,740
Harley-Davidson Inc. (b)	54,304	2,036,400

		6,314,431

Lodging (0.21%)
Marriott International Inc. Class A	68,853	2,365,789
Starwood Hotels & Resorts Worldwide Inc.	43,105	2,230,684
Wyndham Worldwide Corp.	40,217	831,688

		5,428,161

Machinery (0.97%)
Caterpillar Inc.	141,372	11,068,014
Cummins Inc.	45,433	2,127,173
Deere & Co.	98,865	7,952,701
Manitowoc Co. Inc. (The) (b)	28,805	1,175,244
Rockwell Automation Inc.	33,919	1,947,629
Terex Corp. (a)	23,381	1,461,312

		25,732,073

Manufacturing (5.24%)
Cooper Industries Ltd. (b)	40,020	1,606,803
Danaher Corp. (b)	57,489	4,370,889
Dover Corp.	43,928	1,835,312
Eastman Kodak Co. (b)	63,900	1,129,113
Eaton Corp.	33,371	2,658,668
General Electric Co.	2,257,576	83,552,888
Honeywell International Inc.	168,521	9,507,955
Illinois Tool Works Inc. (b)	91,098	4,393,657
Ingersoll-Rand Co. Ltd. Class A (b)	61,744	2,752,548
ITT Industries Inc.	40,777	2,112,656
Leggett & Platt Inc. (b)	36,984	564,006
Pall Corp.	27,168	952,782
Parker Hannifin Corp.	38,207	2,646,599
Textron Inc.	56,537	3,133,281
3M Co.	160,364	12,692,811
Tyco International Ltd.	110,154	4,852,284

		138,762,252

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Media (2.68%)
CBS Corp. Class B (b)	153,594	$3,391,356
Clear Channel Communications Inc.	111,867	3,268,754
Comcast Corp. Class A	682,304	13,195,759
DIRECTV Group Inc. (The) (a)	161,021	3,991,711
E.W. Scripps Co. Class A	19,857	834,193
Gannett Co. Inc. (b)	51,582	1,498,457
McGraw-Hill Companies Inc. (The)	73,323	2,709,285
Meredith Corp.	8,984	343,638
New York Times Co. (The) Class A (b)	31,693	598,364
News Corp. Class A	518,932	9,729,975
Time Warner Inc.	807,234	11,317,421
Viacom Inc. Class B (a)	145,251	5,754,845
Walt Disney Co. (The)	425,024	13,337,253
Washington Post Co. (The) Class B (b)	1,293	855,319

		70,826,330

Metal Fabricate & Hardware (0.12%)
Precision Castparts Corp.	31,461	3,211,539

		3,211,539

Mining (0.82%)
Alcoa Inc.	184,851	6,665,727
Freeport-McMoRan Copper & Gold Inc.	86,829	8,354,686
Newmont Mining Corp.	101,999	4,620,555
Titanium Metals Corp. (b)	21,235	319,587
Vulcan Materials Co. (b)	24,898	1,653,227

		21,613,782

Office & Business Equipment (0.18%)
Pitney Bowes Inc. (b)	48,181	1,687,299
Xerox Corp.	207,338	3,103,850

		4,791,149

Oil & Gas (10.41%)
Anadarko Petroleum Corp.	106,010	6,681,810
Apache Corp.	75,497	9,121,548
Chesapeake Energy Corp. (b)	102,912	4,749,389
Chevron Corp.	469,953	40,115,188
ConocoPhillips	353,475	26,938,330
Devon Energy Corp.	100,753	10,511,560
ENSCO International Inc.	32,255	2,019,808
EOG Resources Inc.	55,653	6,678,360
Exxon Mobil Corp.	1,210,226	102,360,915
Hess Corp.	62,813	5,538,850
Marathon Oil Corp.	160,875	7,335,900
Murphy Oil Corp.	42,650	3,503,271
Nabors Industries Ltd. (a)(b)	63,480	2,143,720
Noble Corp.	61,016	3,030,665
Noble Energy Inc.	38,524	2,804,547

Security	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Occidental Petroleum Corp.	186,380	$13,637,425
Range Resources Corp.	33,538	2,127,986
Rowan Companies Inc.	24,646	1,014,922
Sunoco Inc.	26,306	1,380,276
Tesoro Corp.	30,403	912,090
Transocean Inc. (a)	72,048	9,740,890
Valero Energy Corp.	121,436	5,963,722
XTO Energy Inc.	114,989	7,113,220

		275,424,392

Oil & Gas Services (2.02%)
Baker Hughes Inc.	70,346	4,818,701
BJ Services Co.	65,989	1,881,346
Cameron International Corp. (a)	49,992	2,081,667
Halliburton Co.	199,746	7,856,010
National Oilwell Varco Inc. (a)	80,283	4,686,922
Schlumberger Ltd.	270,557	23,538,459
Smith International Inc.	45,554	2,925,933
Weatherford International Ltd. (a)	76,628	5,553,231

		53,342,269

Packaging & Containers (0.12%)
Ball Corp.	22,556	1,036,223
Bemis Co. Inc. (b)	21,997	559,384
Pactiv Corp. (a)	29,266	767,062
Sealed Air Corp.	35,723	902,006

		3,264,675

Pharmaceuticals (5.50%)
Abbott Laboratories	349,089	19,252,258
Allergan Inc.	69,615	3,925,590
AmerisourceBergen Corp.	37,427	1,533,758
Barr Pharmaceuticals Inc. (a)	23,898	1,154,512
Bristol-Myers Squibb Co.	446,421	9,508,767
Cardinal Health Inc.	81,161	4,261,764
Eli Lilly and Co.	223,622	11,536,659
Express Scripts Inc. (a)	57,028	3,668,041
Forest Laboratories Inc. (a)	70,879	2,835,869
Gilead Sciences Inc. (a)	210,612	10,852,836
Hospira Inc. (a)	35,553	1,520,602
King Pharmaceuticals Inc. (a)	53,838	468,391
Medco Health Solutions Inc. (a)	118,577	5,192,487
Merck & Co. Inc.	490,295	18,606,695
Mylan Inc. (b)	66,943	776,539
Pfizer Inc.	1,527,779	31,976,414
Schering-Plough Corp.	365,298	5,263,944
Watson Pharmaceuticals Inc. (a)	22,859	670,226
Wyeth	303,047	12,655,243

		145,660,595

Pipelines (0.47%)
El Paso Corp.	157,351	2,618,321
Questar Corp. (b)	39,124	2,212,853
Spectra Energy Corp. (b)	141,956	3,229,499
Williams Companies Inc. (The)	132,146	4,358,175

		12,418,848

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Real Estate (0.03%)
CB Richard Ellis Group Inc. Class A (a)(b)	40,607	$878,735

		878,735

Real Estate Investment Trusts (1.13%)
Apartment Investment and Management Co. Class A (b)	21,345	764,364
AvalonBay Communities Inc. (b)	17,486	1,687,749
Boston Properties Inc.	26,796	2,467,108
Developers Diversified Realty Corp.	27,245	1,141,021
Equity Residential (b)	60,936	2,528,235
General Growth Properties Inc. (b)	60,323	2,302,529
HCP Inc.	49,157	1,661,998
Host Hotels & Resorts Inc.	117,621	1,872,526
Kimco Realty Corp. (b)	56,854	2,226,971
ProLogis (b)	57,941	3,410,407
Public Storage (b)	27,951	2,477,018
Simon Property Group Inc.	50,162	4,660,551
Vornado Realty Trust	30,772	2,652,854

		29,853,331

Retail (5.33%)
Abercrombie & Fitch Co. Class A (b)	19,453	1,422,792
AutoNation Inc. (a)	31,676	474,190
AutoZone Inc. (a)	9,952	1,132,836
Bed Bath & Beyond Inc. (a)	59,188	1,746,046
Best Buy Co. Inc.	79,053	3,277,537
Big Lots Inc. (a)(b)	21,692	483,732
Costco Wholesale Corp.	98,468	6,397,466
CVS Caremark Corp.	324,492	13,145,171
Darden Restaurants Inc.	31,654	1,030,338
Dillard’s Inc. Class A (b)	12,440	214,092
Family Dollar Stores Inc.	31,470	613,665
GameStop Corp. Class A (a)	35,865	1,854,579
Gap Inc. (The)	104,117	2,049,023
Home Depot Inc.	380,699	10,648,151
J.C. Penney Co. Inc.	50,758	1,914,084
Kohl’s Corp. (a)	71,493	3,066,335
Limited Brands Inc.	71,508	1,222,787
Lowe’s Companies Inc.	329,604	7,561,116
Macy’s Inc.	97,826	2,255,868
McDonald’s Corp.	260,926	14,551,843
Nordstrom Inc. (b)	41,263	1,345,174
Office Depot Inc. (a)	60,361	666,989
OfficeMax Inc.	16,993	325,246
RadioShack Corp.	29,264	475,540
Sears Holdings Corp. (a)(b)	16,764	1,711,437
Staples Inc.	158,472	3,503,816
Starbucks Corp. (a)	166,619	2,915,832
Target Corp.	185,665	9,409,502
Tiffany & Co. (b)	29,405	1,230,305
TJX Companies Inc. (The)	98,041	3,242,216
Walgreen Co.	223,744	8,522,409
Wal-Mart Stores Inc.	534,879	28,177,426
Wendy’s International Inc.	20,828	480,294
Yum! Brands Inc.	108,229	4,027,201

		141,095,038

Security	Shares	Value
Common Stocks (Cont.)
Savings & Loans (0.18%)
Hudson City Bancorp Inc.	118,700	$2,098,616
Sovereign Bancorp Inc.	79,756	743,326
Washington Mutual Inc. (b)	197,124	2,030,377

		4,872,319

Semiconductors (2.45%)
Advanced Micro Devices Inc. (a)(b)	133,658	787,246
Altera Corp.	70,921	1,307,074
Analog Devices Inc.	67,393	1,989,441
Applied Materials Inc.	306,877	5,987,170
Broadcom Corp. Class A (a)	107,203	2,065,802
Intel Corp.	1,307,777	27,698,717
KLA-Tencor Corp.	40,861	1,515,943
Linear Technology Corp. (b)	50,232	1,541,620
LSI Corp. (a)(b)	154,465	764,602
MEMC Electronic Materials Inc. (a)	51,952	3,683,397
Microchip Technology Inc. (b)	43,475	1,422,937
Micron Technology Inc. (a)	168,598	1,006,530
National Semiconductor Corp.	52,679	965,079
Novellus Systems Inc. (a)	24,224	509,915
NVIDIA Corp. (a)	124,986	2,473,473
QLogic Corp. (a)	30,539	468,774
Teradyne Inc. (a)	40,651	504,885
Texas Instruments Inc.	300,840	8,504,747
Xilinx Inc. (b)	65,835	1,563,581

		64,760,933

Software (3.74%)
Adobe Systems Inc. (a)	128,556	4,575,308
Autodesk Inc. (a)	53,011	1,668,786
Automatic Data Processing Inc.	118,793	5,035,635
BMC Software Inc. (a)	43,604	1,418,002
CA Inc.	87,099	1,959,727
Citrix Systems Inc. (a)(b)	42,122	1,235,438
Compuware Corp. (a)(b)	63,053	462,809
Electronic Arts Inc. (a)	71,885	3,588,499
Fidelity National Information Services Inc.	38,657	1,474,378
Fiserv Inc. (a)	37,373	1,797,268
IMS Health Inc.	41,800	878,218
Intuit Inc. (a)	75,082	2,027,965
Microsoft Corp.	1,809,251	51,346,543
Novell Inc. (a)	82,059	516,151
Oracle Corp. (a)	893,173	17,470,464
Paychex Inc.	73,386	2,514,204
Total System Services Inc.	43,963	1,040,165

		99,009,560

Telecommunications (5.86%)
American Tower Corp. Class A (a)	90,866	3,562,856
AT&T Inc.	1,364,298	52,252,613
CenturyTel Inc. (b)	24,502	814,446
Ciena Corp. (a)(b)	20,448	630,412
Cisco Systems Inc. (a)	1,349,126	32,500,445

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
Citizens Communications Co. (b)	73,277	$768,676
Corning Inc.	354,985	8,533,839
Embarq Corp.	34,554	1,385,615
JDS Uniphase Corp. (a)	50,359	674,307
Juniper Networks Inc. (a)	117,386	2,934,650
Motorola Inc.	508,891	4,732,686
QUALCOMM Inc.	364,692	14,952,372
Qwest Communications International Inc. (b)	349,117	1,581,500
Sprint Nextel Corp.	639,878	4,280,784
Tellabs Inc. (a)(b)	96,873	527,958
Verizon Communications Inc.	648,537	23,639,174
Windstream Corp.	103,843	1,240,924

		155,013,257

Textiles (0.03%)
Cintas Corp.	29,903	853,432

		853,432

Toys, Games & Hobbies (0.10%)
Hasbro Inc.	33,081	922,960
Mattel Inc.	81,265	1,617,173

		2,540,133

Transportation (1.97%)
Burlington Northern Santa Fe Corp.	67,210	6,198,106
C.H. Robinson Worldwide Inc. (b)	38,319	2,084,554
CSX Corp.	91,701	5,141,675
Expeditors International Washington Inc. (b)	47,961	2,166,878
FedEx Corp.	69,980	6,485,047
Norfolk Southern Corp.	85,569	4,648,108
Ryder System Inc.	12,849	782,633
Union Pacific Corp.	59,161	7,417,606
United Parcel Service Inc. Class B	234,196	17,100,992

		52,025,599

Total Common Stocks
(Cost: $2,415,769,769)		2,603,137,342

Security	Shares or Principal	Value
Short-Term Investments (6.09%)
Money Market Funds (6.00%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18% (c)(d)	36,990,742	$36,990,742
BGI Cash Premier Fund LLC
3.22% (c)(d)(e)	121,840,983	121,840,983

		158,831,725

U.S. Treasury Obligations (0.09%)
U.S. Treasury Bill
1.24%, 06/26/08 (f)(g)	$2,250,000	2,243,147

		2,243,147

Total Short-Term Investments
(Cost: $161,075,191)		161,074,872

Total Investments In Securities (104.46%)
(Cost: $2,576,844,960)		2,764,212,214
Other Assets, Less Liabilities (-4.46%)		(117,898,066)

Net Assets (100.00%)		$2,646,314,148

NVS–Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

As of March 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (June 2008)	642	$42,500,400	$(304,375)

			$(304,375)

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (71.89%)
Active Stock Master Portfolio (a)		$61,777,697
CoreAlpha Bond Master Portfolio (a)		171,618,795

Total Master Portfolios		233,396,492

Exchange-Traded Funds (29.08%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	107,563	8,646,990
iShares Lehman TIPS Bond Fund (a)(b)	267,776	29,428,582
iShares MSCI Canada Index Fund (a)(b)	79,505	2,409,001
iShares MSCI EAFE Index Fund (a)	391,757	28,167,328
iShares MSCI Emerging Markets Index Fund (a)(b)	53,236	7,153,854
iShares S&P MidCap 400 Index Fund (a)	164,308	12,768,375
iShares S&P SmallCap 600 Index Fund (a)(b)	97,560	5,846,771

Total Exchange-Traded Funds
(Cost: $87,884,157)		94,420,901

Security	Shares	Value
Short-Term Investments (8.46%)
Money Market Funds (8.46%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18% (a)(c)	1,429,820	$1,429,820
BGI Cash Premier Fund LLC
3.22% (a)(c)(d)	26,045,350	26,045,350

		27,475,170

Total Short-Term Investments
(Cost: $27,475,170)		27,475,170

Total Investments (109.43%)		355,292,563

Other Assets, Less Liabilities (-9.43%)		(30,604,225)

Net Assets (100.00%)		$324,688,338

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (70.25%)
Active Stock Master Portfolio (a)		$206,768,684
CoreAlpha Bond Master Portfolio (a)		446,219,494

Total Master Portfolios		652,988,178

Exchange-Traded Funds (30.68%)
iShares Cohen & Steers Realty Majors Index Fund (a)	347,310	27,920,251
iShares Lehman TIPS Bond Fund (a)(b)	701,573	77,102,873
iShares MSCI Canada Index Fund (a)(b)	248,939	7,542,852
iShares MSCI EAFE Index Fund (a)	1,256,826	90,365,789
iShares MSCI Emerging Markets Index Fund (a)(b)	174,074	23,392,064
iShares S&P MidCap 400 Index Fund (a)(b)	521,465	40,523,045
iShares S&P SmallCap 600 Index Fund (a)(b)	306,095	18,344,273

Total Exchange-Traded Funds
(Cost: $263,094,554)		285,191,147

Security	Shares	Value
Short-Term Investments (10.23%)
Money Market Funds (10.23%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18% (a)(c)	3,024,334	$3,024,334
BGI Cash Premier Fund LLC
3.22% (a)(c)(d)	92,116,795	92,116,795

		95,141,129

Total Short-Term Investments
(Cost: $95,141,129)		95,141,129

Total Investments (111.16%)		1,033,320,454

Other Assets, Less Liabilities (-11.16%)		(103,731,245)

Net Assets (100.00%)		$929,589,209

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (64.82%)
Active Stock Master Portfolio (a)		$590,434,588
CoreAlpha Bond Master Portfolio (a)		533,931,690

Total Master Portfolios		1,124,366,278

Exchange-Traded Funds (36.96%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	967,788	77,800,477
iShares Lehman TIPS Bond Fund (a)(b)	814,097	89,469,260
iShares MSCI Canada Index Fund (a)(b)	673,113	20,395,324
iShares MSCI EAFE Index Fund (a)	3,373,166	242,530,635
iShares MSCI Emerging Markets Index Fund (a)(b)	465,670	62,576,735
iShares S&P MidCap 400 Index Fund (a)(b)	1,304,133	101,344,176
iShares S&P SmallCap 600 Index Fund (a)(b)	784,880	47,037,858

Total Exchange-Traded Funds
(Cost: $592,189,819)		641,154,465

Security	Shares	Value
Short-Term Investments (8.33%)
Money Market Funds (8.33%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18% (a)(c)	6,923,713	$6,923,713
BGI Cash Premier Fund LLC
3.22% (a)(c)(d)	137,586,043	137,586,043

		144,509,756

Total Short-Term Investments
(Cost: $144,509,756)		144,509,756

Total Investments (110.11%)		1,910,030,499

Other Assets, Less Liabilities (-10.11%)		(175,447,466)

Net Assets (100.00%)		$1,734,583,033

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (60.72%)
Active Stock Master Portfolio (a)		$557,918,599
CoreAlpha Bond Master Portfolio (a)		237,576,616

Total Master Portfolios		795,495,215

Exchange-Traded Funds (41.54%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	911,015	73,236,496
iShares Lehman TIPS Bond Fund (a)	348,389	38,287,951
iShares MSCI Canada Index Fund (a)(b)	618,640	18,744,792
iShares MSCI EAFE Index Fund (a)	3,124,493	224,651,047
iShares MSCI Emerging Markets Index Fund (a)(b)	427,298	57,420,305
iShares S&P MidCap 400 Index Fund (a)(b)	1,163,258	90,396,779
iShares S&P SmallCap 600 Index Fund (a)(b)	693,349	41,552,405

Total Exchange-Traded Funds
(Cost: $515,056,386)		544,289,775

Security	Shares	Value
Short-Term Investments (12.07%)
Money Market Funds (12.07%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18% (a)(c)	4,750,779	$4,750,779
BGI Cash Premier Fund LLC
3.22% (a)(c)(d)	153,356,716	153,356,716

		158,107,495

Total Short-Term Investments
(Cost: $158,107,495)		158,107,495

Total Investments (114.33%)		1,497,892,485

Other Assets, Less Liabilities (-14.33%)		(187,768,952)

Net Assets (100.00%)		$1,310,123,533

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

Security	Shares	Value
Master Portfolios (58.45%)
Active Stock Master Portfolio (a)		$474,638,018
CoreAlpha Bond Master Portfolio (a)		84,048,244

Total Master Portfolios		558,686,262

Exchange-Traded Funds (44.46%)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	770,586	61,947,409
iShares MSCI Canada Index Fund (a)(b)	528,830	16,023,549
iShares MSCI EAFE Index Fund (a)(b)	2,625,449	188,769,783
iShares MSCI Emerging Markets Index Fund (a)(b)	360,609	48,458,637
iShares S&P MidCap 400 Index Fund (a)	969,048	75,304,720
iShares S&P SmallCap 600 Index Fund (a)(b)	573,759	34,385,377

Total Exchange-Traded Funds
(Cost: $411,450,928)		424,889,475

Security	Shares	Value
Short-Term Investments (15.70%)
Money Market Funds (15.70%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18% (a)(c)	3,420,946	$3,420,946
BGI Cash Premier Fund LLC
3.22% (a)(c)(d)	146,618,182	146,618,182

		150,039,128

Total Short-Term Investments
(Cost: $150,039,128)		150,039,128

Total Investments (118.61%)		1,133,614,865

Other Assets, Less Liabilities (-18.61%)		(177,903,458)

Net Assets (100.00%)		$955,711,407

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (89.87%)
Aerospace & Defense (1.40%)
Boeing Co. (The)	146,498	$10,895,056
General Dynamics Corp.	35,999	3,001,237
Goodrich Corp.	1,799	103,461
Northrop Grumman Corp.	159,663	12,423,378
United Technologies Corp.	785	54,024

		26,477,156

Agriculture (2.31%)
Altria Group Inc.	471,067	10,457,687
Monsanto Co.	64,945	7,241,368
Philip Morris International Inc.	512,916	25,943,291

		43,642,346

Airlines (0.06%)
AMR Corp. (a)	47,710	430,344
Continental Airlines Inc. Class B (a)	15,400	296,142
Northwest Airlines Corp. (a)	12,693	114,110
US Airways Group Inc. (a)	26,419	235,393

		1,075,989

Apparel (0.16%)
Coach Inc. (a)	85,478	2,577,162
Jones Apparel Group Inc.	13,528	181,546
Nike Inc. Class B	3,952	268,736

		3,027,444

Auto Manufacturers (0.08%)
General Motors Corp. (b)	82,258	1,567,015

		1,567,015

Auto Parts & Equipment (0.06%)
Lear Corp. (a)	46,576	1,206,784

		1,206,784

Banks (4.75%)
BancorpSouth Inc.	3,189	73,857
Bank of America Corp.	587,587	22,275,423
Bank of New York Mellon Corp. (The)	370,899	15,477,615
Colonial BancGroup Inc. (The) (b)	19,634	189,075
Discover Financial Services LLC	57,774	945,760
KeyCorp	169,072	3,711,130
National City Corp.	32,735	325,713
Northern Trust Corp.	155,562	10,340,206
Regions Financial Corp. (b)	97,507	1,925,763
State Street Corp.	162,687	12,852,273
UnionBanCal Corp. (b)	168,103	8,250,495
Wachovia Corp.	228,279	6,163,533
Wells Fargo & Co.	205,336	5,975,278
Zions Bancorporation (b)	27,454	1,250,530

		89,756,651

Security	Shares	Value
Common Stocks (Cont.)
Beverages (3.61%)
Anheuser-Busch Companies Inc.	355,132	$16,851,013
Coca-Cola Co. (The)	32,587	1,983,571
Coca-Cola Enterprises Inc.	319,500	7,731,900
Molson Coors Brewing Co. Class B	17,523	921,184
Pepsi Bottling Group Inc.	215,047	7,292,244
PepsiAmericas Inc. (b)	105,315	2,688,692
PepsiCo Inc.	426,850	30,818,570

		68,287,174

Biotechnology (1.36%)
Amgen Inc. (a)	357,058	14,917,883
Biogen Idec Inc. (a)	158,739	9,792,609
Celgene Corp. (a)	5,154	315,889
Genzyme Corp. (a)	9,056	675,034

		25,701,415

Building Materials (0.03%)
Lennox International Inc. (b)	13,374	481,063

		481,063

Chemicals (1.24%)
Air Products and Chemicals Inc.	43,619	4,012,948
Airgas Inc.	3,767	171,286
Ashland Inc.	86,345	4,084,119
CF Industries Holdings Inc.	8,736	905,224
Cytec Industries Inc.	51,862	2,792,769
Ecolab Inc. (b)	10,094	438,382
Lubrizol Corp.	127,573	7,081,577
Mosaic Co. (The) (a)	37,589	3,856,631
Terra Industries Inc. (a)	1,256	44,626

		23,387,562

Coal (0.14%)
Massey Energy Co.	72,577	2,649,061

		2,649,061

Commercial Services (1.48%)
Accenture Ltd.	348,741	12,265,221
Apollo Group Inc. Class A (a)	74,628	3,223,930
Deluxe Corp.	15,009	288,323
H&R Block Inc.	47,998	996,438
ITT Educational Services Inc. (a)	29,017	1,332,751
Manpower Inc.	38,587	2,170,905
Moody’s Corp. (b)	55,377	1,928,781
Robert Half International Inc.	135,099	3,477,448
Western Union Co.	105,839	2,251,196

		27,934,993

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Computers (4.06%)
Apple Inc. (a)	129,613	$18,599,466
Computer Sciences Corp. (a)	23,798	970,720
Electronic Data Systems Corp.	539,316	8,979,611
Hewlett-Packard Co.	558,507	25,501,430
International Business Machines Corp.	130,671	15,045,459
Lexmark International Inc. Class A (a)	18,762	576,369
Seagate Technology	289,094	6,053,628
Sun Microsystems Inc. (a)	27,368	425,025
Synopsys Inc. (a)	5,154	117,047
Teradata Corp. (a)	25,385	559,993

		76,828,748

Cosmetics & Personal Care (2.79%)
Colgate-Palmolive Co.	274,495	21,385,905
Procter & Gamble Co. (The)	447,533	31,358,637

		52,744,542

Distribution & Wholesale (0.30%)
W.W. Grainger Inc.	74,536	5,693,805

		5,693,805

Diversified Financial Services (5.81%)
American Express Co.	152,062	6,648,151
AmeriCredit Corp. (a)(b)	60,784	612,095
Ameriprise Financial Inc.	198,087	10,270,811
Bear Stearns Companies Inc. (The) (b)	16,990	178,225
Capital One Financial Corp. (b)	64,305	3,165,092
CIT Group Inc.	62,701	743,007
Citigroup Inc.	832,378	17,829,537
CME Group Inc.	1,313	615,928
Countrywide Financial Corp. (b)	85,705	471,378
Federal Home Loan Mortgage Corp.	115,906	2,934,740
Federal National Mortgage Association	151,866	3,997,113
Franklin Resources Inc.	19,053	1,847,950
Goldman Sachs Group Inc. (The)	68,613	11,347,904
IntercontinentalExchange Inc. (a)	1,212	158,166
JPMorgan Chase & Co.	698,615	30,005,514
Lehman Brothers Holdings Inc. (b)	86,809	3,267,491
Merrill Lynch & Co. Inc.	144,262	5,877,234
Morgan Stanley	199,066	9,097,316
SLM Corp. (a)	47,891	735,127

		109,802,779

Electric (3.00%)
AES Corp. (The) (a)	406,393	6,774,571
Alliant Energy Corp.	69,339	2,427,558
American Electric Power Co. Inc.	96,737	4,027,161
Constellation Energy Group Inc.	16,304	1,439,154
Duke Energy Corp.	3,491	62,314
Edison International	374,351	18,350,686
FirstEnergy Corp.	297,190	20,393,178
Public Service Enterprise Group Inc.	81,436	3,272,913

		56,747,535

Security	Shares	Value
Common Stocks (Cont.)
Electrical Components & Equipment (0.87%)
Emerson Electric Co.	318,312	$16,380,336

		16,380,336

Electronics (0.41%)
Agilent Technologies Inc. (a)	25,468	759,710
Applied Biosystems Group	7,353	241,620
Flextronics International Ltd. (a)(b)	256,549	2,408,995
Mettler-Toledo International Inc. (a)	17,796	1,728,348
Sanmina-SCI Corp. (a)	90,295	146,278
Tyco Electronics Ltd.	71,244	2,445,094
Waters Corp. (a)	1,322	73,635

		7,803,680

Engineering & Construction (0.98%)
Fluor Corp.	70,254	9,917,055
Foster Wheeler Ltd. (a)	8,655	490,046
Jacobs Engineering Group Inc. (a)(b)	50,816	3,739,549
KBR Inc.	6,034	167,323
McDermott International Inc. (a)	76,319	4,183,808

		18,497,781

Environmental Control (0.13%)
Republic Services Inc.	81,764	2,390,779

		2,390,779

Food (1.16%)
Corn Products International Inc. (b)	30,050	1,116,057
General Mills Inc.	153,332	9,181,520
Hormel Foods Corp.	21,387	890,982
J.M. Smucker Co. (The)	4,767	241,258
Kroger Co. (The)	155,732	3,955,593
Sara Lee Corp.	410,416	5,737,616
Tyson Foods Inc. Class A	52,595	838,890

		21,961,916

Forest Products & Paper (0.27%)
International Paper Co.	190,725	5,187,720

		5,187,720

Gas (0.39%)
AGL Resources Inc.	2,419	83,020
Energen Corp.	17,068	1,063,336
Sempra Energy	90,580	4,826,102
UGI Corp.	56,777	1,414,883

		7,387,341

Health Care-Products (3.94%)
Alcon Inc. (b)	86,596	12,318,281
Baxter International Inc.	302,414	17,485,578
Becton, Dickinson and Co.	168,582	14,472,765
DENTSPLY International Inc.	56,883	2,195,684
Johnson & Johnson	240,081	15,574,054
Medtronic Inc.	97,853	4,733,150
St. Jude Medical Inc. (a)	30,223	1,305,331
Steris Corp. (b)	14,343	384,823
Zimmer Holdings Inc. (a)(b)	77,852	6,061,557

		74,531,223

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Health Care - Services (0.71%)
Apria Healthcare Group Inc. (a)(b)	10,721	$211,740
Health Net Inc. (a)	43,595	1,342,726
Humana Inc. (a)	107,034	4,801,545
Lincare Holdings Inc. (a)(b)	4,970	139,707
UnitedHealth Group Inc.	172,398	5,923,595
WellCare Health Plans Inc. (a)	24,497	954,158
WellPoint Inc. (a)	2,124	93,732

		13,467,203

Home Builders (0.25%)
Centex Corp.	11,780	285,194
KB Home	7,282	180,084
NVR Inc. (a)(b)	6,971	4,165,173
Pulte Homes Inc.	2,533	36,855

		4,667,306

Household Products & Wares (0.01%)
Blyth Inc. (b)	4,758	93,828

		93,828

Insurance (3.27%)
ACE Ltd.	203,994	11,231,910
Ambac Financial Group Inc.	14,473	83,220
American International Group Inc.	186,607	8,070,753
Aon Corp.	22,394	900,239
Axis Capital Holdings Ltd. (b)	132,443	4,500,413
Genworth Financial Inc. Class A	52,574	1,190,275
Hartford Financial Services Group Inc. (The) (b)	74,179	5,620,543
Lincoln National Corp.	66,176	3,441,152
Marsh & McLennan Companies Inc.	23,605	574,782
MetLife Inc.	94,253	5,679,686
Prudential Financial Inc.	60,411	4,727,161
StanCorp Financial Group Inc.	3,385	161,498
Torchmark Corp.	1,532	92,089
Travelers Companies Inc. (The)	263,286	12,598,235
W.R. Berkley Corp.	72,831	2,016,690
Willis Group Holdings Ltd.	27,328	918,494
XL Capital Ltd. Class A	2,576	76,121

		61,883,261

Internet (1.73%)
Amazon.com Inc. (a)(b)	28,615	2,040,250
Check Point Software Technologies Ltd. (a)	146,102	3,272,685
eBay Inc. (a)	440,763	13,152,368
Google Inc. Class A (a)	30,343	13,365,181
ValueClick Inc. (a)	17,777	306,653
Yahoo! Inc. (a)	20,813	602,120

		32,739,257

Security	Shares	Value
Common Stocks (Cont.)
Iron & Steel (0.08%)
Reliance Steel & Aluminum Co.	26,411	$1,580,962

		1,580,962

Lodging (0.60%)
Choice Hotels International Inc.	49,573	1,690,935
Starwood Hotels & Resorts Worldwide Inc.	162,366	8,402,441
Wyndham Worldwide Corp.	57,341	1,185,812

		11,279,188

Machinery (0.38%)
Deere & Co.	71,923	5,785,486
Gardner Denver Inc. (a)	5,982	221,932
Rockwell Automation Inc.	22,035	1,265,250

		7,272,668

Manufacturing (3.77%)
Cooper Industries Ltd. (b)	10,937	439,121
Eaton Corp.	97,763	7,788,778
General Electric Co.	1,058,300	39,167,683
Harsco Corp.	972	53,829
Honeywell International Inc.	266,197	15,018,835
Ingersoll-Rand Co. Ltd. Class A (b)	70,159	3,127,688
Pall Corp.	10,565	370,515
Textron Inc.	40,348	2,236,086
Tyco International Ltd.	72,428	3,190,453

		71,392,988

Media (2.42%)
DIRECTV Group Inc. (The) (a)	657,984	16,311,423
Dish Network Corp. Class A (a)	135,297	3,887,083
McGraw-Hill Companies Inc. (The) (b)	48,156	1,779,364
Time Warner Inc.	883,885	12,392,068
Viacom Inc. Class B (a)	141,471	5,605,081
Walt Disney Co. (The)	186,227	5,843,803

		45,818,822

Metal Fabricate & Hardware (0.12%)
Commercial Metals Co.	38,007	1,139,070
Timken Co. (The)	40,363	1,199,588

		2,338,658

Mining (0.34%)
Newmont Mining Corp.	15,334	694,630
Southern Copper Corp. (b)	55,291	5,740,865

		6,435,495

Office & Business Equipment (0.25%)
Xerox Corp.	311,469	4,662,691

		4,662,691

Oil & Gas (9.57%)
Apache Corp.	65,127	7,868,644
Chevron Corp.	165,957	14,166,090
ConocoPhillips	409,687	31,222,246
Devon Energy Corp.	57,949	6,045,819

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
ENSCO International Inc.	218,472	$13,680,717
Exxon Mobil Corp.	833,974	70,537,521
Noble Corp.	63,962	3,176,993
Noble Energy Inc.	177,075	12,891,060
Occidental Petroleum Corp.	117,920	8,628,206
Patterson-UTI Energy Inc. (b)	112,696	2,950,381
Sunoco Inc.	5,739	301,125
Valero Energy Corp.	142,286	6,987,665
XTO Energy Inc.	42,908	2,654,289

		181,110,756

Oil & Gas Services (1.11%)
Dresser-Rand Group Inc. (a)	30,432	935,784
FMC Technologies Inc. (a)	2,244	127,661
Global Industries Ltd. (a)(b)	124,264	1,999,408
Grant Prideco Inc. (a)	46,885	2,307,680
Halliburton Co.	78,627	3,092,400
National Oilwell Varco Inc. (a)	167,163	9,758,976
Oceaneering International Inc. (a)	522	32,886
Schlumberger Ltd.	17,497	1,522,239
Tidewater Inc. (b)	22,906	1,262,350

		21,039,384

Packaging & Containers (0.33%)
Crown Holdings Inc. (a)	66,128	1,663,780
Owens-Illinois Inc. (a)	44,269	2,498,100
Packaging Corp. of America	11,515	257,130
Sonoco Products Co.	65,643	1,879,359

		6,298,369

Pharmaceuticals (4.87%)
Bristol-Myers Squibb Co.	395,373	8,421,445
Eli Lilly and Co.	323,900	16,710,001
Endo Pharmaceuticals Holdings Inc. (a)	34,885	835,147
Express Scripts Inc. (a)	3,353	215,665
Forest Laboratories Inc. (a)	333,858	13,357,659
Gilead Sciences Inc. (a)	45,703	2,355,076
King Pharmaceuticals Inc. (a)	139,410	1,212,867
Medco Health Solutions Inc. (a)	143,119	6,267,181
Merck & Co. Inc.	40,582	1,540,087
Pfizer Inc.	1,495,444	31,299,643
Wyeth	239,226	9,990,078

		92,204,849

Pipelines (0.48%)
ONEOK Inc.	6,142	274,117
Williams Companies Inc. (The)	264,416	8,720,440

		8,994,557

Real Estate (0.06%)
Jones Lang LaSalle Inc. (b)	15,767	1,219,420

		1,219,420

Security	Shares	Value
Common Stocks (Cont.)
Real Estate Investment Trusts (0.92%)
Hospitality Properties Trust	14,820	$504,176
Host Hotels & Resorts Inc. (b)	480,097	7,643,144
HRPT Properties Trust	14,566	98,029
ProLogis (b)	122,383	7,203,463
SL Green Realty Corp. (b)	23,595	1,922,285

		17,371,097

Retail (4.53%)
AutoZone Inc. (a)	1,277	145,361
Best Buy Co. Inc.	4,939	204,771
Big Lots Inc. (a)(b)	100,757	2,246,881
BJ’s Wholesale Club Inc. (a)(b)	117,416	4,190,577
CBRL Group Inc. (b)	1,862	66,604
Costco Wholesale Corp.	69,537	4,517,819
Darden Restaurants Inc.	24,756	805,808
Dollar Tree Inc. (a)	82,486	2,275,789
Family Dollar Stores Inc. (b)	150,408	2,932,956
Gap Inc. (The)	375,347	7,386,829
Home Depot Inc.	176,934	4,948,844
J.C. Penney Co. Inc.	816	30,771
Macy’s Inc.	117,240	2,703,554
McDonald’s Corp.	163,617	9,124,920
Office Depot Inc. (a)	236,643	2,614,905
OfficeMax Inc.	6,977	133,540
Penske Automotive Group Inc. (b)	43,247	841,587
RadioShack Corp.	172,769	2,807,496
Staples Inc.	176,654	3,905,820
TJX Companies Inc. (The)	130,672	4,321,323
Wal-Mart Stores Inc.	540,309	28,463,478
Wendy’s International Inc.	25,813	595,248
Yum! Brands Inc.	11,218	417,422

		85,682,303

Savings & Loans (0.12%)
Sovereign Bancorp Inc.	233,887	2,179,827

		2,179,827

Semiconductors (2.74%)
Analog Devices Inc.	29,772	878,869
Atmel Corp. (a)	17,511	60,938
Integrated Device Technology Inc. (a)	94,067	840,018
Intel Corp.	1,247,513	26,422,325
National Semiconductor Corp.	31,090	569,569
NVIDIA Corp. (a)	376,354	7,448,046
QLogic Corp. (a)	67,312	1,033,239
Texas Instruments Inc.	504,086	14,250,511
Xilinx Inc.	17,120	406,600

		51,910,115

Software (3.86%)
Adobe Systems Inc. (a)	212,205	7,552,376
Autodesk Inc. (a)	129,920	4,089,882
BMC Software Inc. (a)(b)	68,368	2,223,327
Broadridge Financial Solutions Inc.	47,653	838,693
Dun & Bradstreet Corp. (The)	24,033	1,955,806
IMS Health Inc.	77,318	1,624,451

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Microsoft Corp.	1,482,024	$42,059,841
MoneyGram International Inc. (b)	21,437	39,873
Oracle Corp. (a)	648,133	12,677,481

		73,061,730

Telecommunications (5.11%)
ADTRAN Inc. (b)	11,686	216,191
AT&T Inc.	990,542	37,937,759
Cisco Systems Inc. (a)	642,859	15,486,473
Harris Corp.	5,857	284,240
QUALCOMM Inc.	223,685	9,171,085
Sprint Nextel Corp.	754,029	5,044,454
Telephone and Data Systems Inc. Special	15,166	565,692
United States Cellular Corp. (a)	3,177	174,735
Verizon Communications Inc.	761,201	27,745,776

		96,626,405

Toys, Games & Hobbies (0.13%)
Hasbro Inc.	88,478	2,468,536

		2,468,536

Transportation (1.32%)
C.H. Robinson Worldwide Inc.	9,245	502,928
FedEx Corp.	11,624	1,077,196
Frontline Ltd.	2,423	111,506
Kirby Corp. (a)	56,414	3,215,598
Landstar System Inc.	18,893	985,459
Norfolk Southern Corp.	69,875	3,795,610
Union Pacific Corp.	96,414	12,088,387
United Parcel Service Inc. Class B	28,501	2,081,143
YRC Worldwide Inc. (a)(b)	81,511	1,069,424

		24,927,251

Total Common Stocks
(Cost: $1,776,246,643)		1,699,879,764

Security	Shares or Principal	Value
Short-Term Investments (4.99%)
Money Market Funds (4.87%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18% (c)(d)	41,690,510	$41,690,510
BGI Cash Premier Fund LLC
3.22% (c)(d)(e)	50,460,705	50,460,705

		92,151,215

U.S. Treasury Obligations (0.12%)
U.S. Treasury Bill
1.24%, 06/26/08 (f)(g)	$2,300,000	2,292,994

		2,292,994

Total Short-Term Investments
(Cost: $94,444,566)		94,444,209

Total Investments In Securities (94.86%)
(Cost: $1,870,691,209)		1,794,323,973

Other Assets, Less Liabilities (5.14%)		97,213,613

Net Assets (100.00%)		$1,891,537,586

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

As of March 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (June 2008)	633	$41,904,600	$(68,102)

			$(68,102)

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (30.07%)
Aerospace & Defense (0.05%)
Alliant Techsystems Inc.
6.75%, 04/01/16	$500,000	$486,250
TransDigm Inc.
7.75%, 07/15/14	250,000	250,000

		736,250

Agriculture (0.39%)
Alliance One International Inc.
8.50%, 05/15/12	250,000	235,000
Reynolds American Inc.
3.50%, 06/15/11	5,060,000	4,731,100
7.25%, 06/15/37	750,000	742,429

		5,708,529

Apparel (0.03%)
Levi Strauss & Co.
9.75%, 01/15/15	500,000	498,125

		498,125

Auto Manufacturers (0.55%)
DaimlerChrysler North America Holding Corp.
3.22%, 03/13/09	5,000,000	4,938,185
8.50%, 01/18/31	1,950,000	2,229,099
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08	1,000,000	980,000

		8,147,284

Auto Parts & Equipment (0.09%)
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,279,687

		1,279,687

Banks (2.99%)
American Express Bank FSB
5.55%, 10/17/12	5,700,000	5,751,619
American Express Centurion Bank
5.20%, 11/26/10	1,200,000	1,214,005
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,391,811
5.75%, 12/01/17	1,500,000	1,552,264
8.00%, 01/30/18	1,750,000	1,752,100
HSBC Bank USA
5.88%, 11/01/34	3,000,000	2,689,095
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,977,626
6.50%, 09/15/37	2,400,000	2,276,738
JP Morgan Chase Bank N.A.
6.00%, 10/01/17	4,900,000	5,106,893
Marshall & Ilsley Corp.
5.63%, 08/17/09	4,890,000	4,893,619
Wachovia Bank N.A.
6.00%, 11/15/17	2,100,000	2,051,036
Wachovia Corp.

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Banks (Cont.)
5.30%, 10/15/11	$2,750,000	$2,776,502
Wells Fargo & Co.
5.25%, 10/23/12	7,300,000	7,570,640

		44,003,948

Beverages (0.11%)
PepsiCo Inc.
4.65%, 02/15/13	1,500,000	1,552,539

		1,552,539

Biotechnology (0.10%)
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,506,829

		1,506,829

Building Materials (0.06%)
CRH America Inc.
6.00%, 09/30/16	800,000	761,194
Nortek Inc.
8.50%, 09/01/14	250,000	185,000

		946,194

Chemicals (0.21%)
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,601,435
Mosaic Co. (The)
7.88%, 12/01/16 (a)	250,000	268,750
Nova Chemicals Corp.
6.50%, 01/15/12	250,000	232,500

		3,102,685

Commercial Services (0.11%)
Avis Budget Car Rental LLC
7.63%, 05/15/14	250,000	215,625
Convergys Corp.
4.88%, 12/15/09	1,200,000	1,229,388
Service Corp. International
6.75%, 04/01/15	250,000	245,937

		1,690,950

Computers (0.38%)
Computer Sciences Corp.
3.50%, 04/15/08	3,000,000	2,999,292
Hewlett-Packard Co.
4.50%, 03/01/13	2,500,000	2,536,222

		5,535,514

Diversified Financial Services (7.45%)
Ameriprise Financial Inc.
7.52%, 06/01/66	500,000	473,395
Associates Corp. of North America
6.88%, 11/15/08	2,400,000	2,435,666
Capital One Financial Corp.
3.27%, 09/10/09	2,940,000	2,663,643
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,528,964
CIT Group Funding Co. of Canada
4.65%, 07/01/10	2,000,000	1,641,254

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Diversified Financial Services (cont.)
5.60%, 11/02/11	$950,000	$777,158
CIT Group Inc.
5.40%, 02/13/12	550,000	439,125
5.80%, 07/28/11	800,000	638,428
6.10%, 03/15/67	1,250,000	556,887
Citicorp
6.38%, 11/15/08	5,300,000	5,404,171
Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,980,846
5.30%, 10/17/12	5,700,000	5,714,227
5.50%, 02/15/17	3,750,000	3,512,670
5.85%, 07/02/13	2,800,000	2,840,958
Countrywide Financial Corp.
5.80%, 06/07/12	1,200,000	1,087,184
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	713,478
Ford Motor Credit Co.
7.38%, 10/28/09	3,000,000	2,733,399
General Electric Capital Corp.
5.25%, 10/19/12	9,000,000	9,352,089
6.75%, 03/15/32	3,000,000	3,204,330
Genworth Global Funding Trusts
5.75%, 05/15/13	2,000,000	2,016,416
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,823,053
5.95%, 01/18/18	4,000,000	3,961,000
6.15%, 04/01/18	3,500,000	3,494,806
6.75%, 10/01/37	2,250,000	2,093,249
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,997,576
JP Morgan Chase Capital XXII
6.45%, 02/02/37	1,000,000	862,810
JPMorgan Chase & Co.
5.60%, 06/01/11	8,300,000	8,688,390
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	868,993
5.00%, 01/14/11	3,000,000	2,839,884
5.25%, 02/06/12	2,750,000	2,653,574
6.00%, 07/19/12	875,000	863,631
6.20%, 09/26/14	2,500,000	2,465,810
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	2,750,000	2,713,722
Morgan Stanley
5.25%, 11/02/12	700,000	699,159
5.95%, 12/28/17	1,750,000	1,691,300
6.25%, 08/28/17	1,500,000	1,491,822
Petroplus Finance Ltd.
6.75%, 05/01/14 (a)	250,000	228,125
Rio Tinto Finance USA Ltd.
2.63%, 09/30/08	3,600,000	3,574,152
SLM Corp.
3.53%, 01/26/09	4,450,000	3,984,352
4.00%, 01/15/09	3,350,000	3,016,424
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09 (a)	5,000,000	5,087,500

		109,813,620

Electric (1.96%)
AES Corp. (The)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Electric (Cont.)
8.00%, 10/15/17	$1,250,000	$1,265,625
CMS Energy Corp.
7.75%, 08/01/10	500,000	522,755
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	952,155
5.88%, 02/01/33	3,500,000	3,159,191
DPL Inc.
8.00%, 03/31/09	3,750,000	3,910,920
Edison Mission Energy
7.63%, 05/15/27	750,000	705,000
MidAmerican Energy Co.
5.75%, 04/01/18 (a)	8,250,000	8,331,131
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	510,000
9.13%, 05/01/31	250,000	226,875
Northern States Power
5.25%, 07/15/35	2,500,000	2,254,800
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,540,929
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,460,356
Reliant Energy Inc.
6.75%, 12/15/14	250,000	254,375
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,314,102
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)	250,000	249,063
Virginia Electric and Power Co.
6.35%, 11/30/37	1,250,000	1,278,084

		28,935,361

Electrical Components & Equipment (0.02%)
Belden Inc.
7.00%, 03/15/17	250,000	241,250

		241,250

Entertainment (0.02%)
Gaylord Entertainment Co.
8.00%, 11/15/13	250,000	231,875

		231,875

Environmental Control (0.23%)
Aleris International Inc.
9.00%, 12/15/14	200,000	146,000
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	499,375
Waste Management Inc.
6.50%, 11/15/08	2,722,000	2,776,132

		3,421,507

Food (0.37%)
Ahold Finance USA Inc.
8.25%, 07/15/10	500,000	535,420
Dean Foods Co.
7.00%, 06/01/16	250,000	218,750
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,378,340
Kraft Foods Inc.
6.00%, 02/11/13	500,000	516,932
Kroger Co. (The)

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Food (Cont.)
6.40%, 08/15/17	$500,000	$527,687
8.05%, 02/01/10	930,000	991,752
SUPERVALU Inc.
7.88%, 08/01/09	250,000	257,067

		5,425,948

Forest Products & Paper (0.06%)
Domtar Corp.
7.88%, 10/15/11	250,000	250,000
Georgia-Pacific Corp.
7.13%, 01/15/17 (a)	500,000	462,500
7.70%, 06/15/15	250,000	235,000

		947,500

Health Care - Services (0.79%)
Community Health Systems Inc.
8.88%, 07/15/15	1,000,000	1,003,750
HCA Inc.
9.25%, 11/15/16	750,000	778,125
Res-Care Inc.
7.75%, 10/15/13	250,000	237,500
UnitedHealth Group Inc.
2.78%, 06/21/10	5,320,000	5,096,900
5.50%, 11/15/12	2,500,000	2,537,450
5.80%, 03/15/36	2,400,000	1,978,102

		11,631,827

Insurance (1.72%)
Allstate Financial Global Funding
2.50%, 06/20/08 (a)	4,970,000	4,963,042
Genworth Financial Inc.
6.15%, 11/15/66	2,500,000	2,088,025
John Hancock Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,074,412
Lincoln National Corp.
6.05%, 04/20/67	1,100,000	961,756
Markel Corp.
7.35%, 08/15/34	1,000,000	1,031,556
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,706,307
6.40%, 12/15/36	1,000,000	794,640
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,747,342
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	441,012
6.25%, 06/15/37	1,000,000	926,903
Unum Group
6.00%, 05/15/08	3,600,000	3,609,216

		25,344,211

Iron & Steel (0.69%)
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	9,182,943
Steel Dynamics Inc.
6.75%, 04/01/15	1,000,000	980,000

		10,162,943

Lodging (0.34%)
Choice Hotels International Inc.
7.13%, 05/01/08	1,000,000	1,002,931

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Lodging (Cont.)
MGM MIRAGE
6.00%, 10/01/09	$3,275,000	$3,250,438
8.50%, 09/15/10	750,000	774,375

		5,027,744

Machinery (0.14%)
Case New Holland Inc.
6.00%, 06/01/09	2,000,000	2,010,000

		2,010,000

Manufacturing (0.31%)
Honeywell International Inc.
4.25%, 03/01/13	4,500,000	4,545,558

		4,545,558

Media (1.48%)
AMFM Inc.
8.00%, 11/01/08	2,500,000	2,580,130
CSC Holdings Inc.
7.63%, 04/01/11	500,000	494,375
EchoStar DBS Corp.
5.75%, 10/01/08	6,100,000	6,069,500
6.38%, 10/01/11	500,000	480,000
Liberty Media Corp.
7.75%, 07/15/09	2,750,000	2,755,429
7.88%, 07/15/09	5,500,000	5,519,102
8.25%, 02/01/30	250,000	209,804
Time Warner Cable Inc.
5.40%, 07/02/12	1,600,000	1,572,051
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,462,738
Tribune Co.
5.50%, 10/06/08	750,000	675,000

		21,818,129

Mining (0.27%)
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	1,500,000	1,582,500
8.38%, 04/01/17	500,000	530,625
Vale Overseas Ltd.
6.88%, 11/21/36	1,900,000	1,853,859

		3,966,984

Office & Business Equipment (0.57%)
Xerox Corp.
3.51%, 12/18/09	2,750,000	2,710,378
6.88%, 08/15/11	250,000	261,442
7.13%, 06/15/10	3,000,000	3,161,250
9.75%, 01/15/09	2,200,000	2,285,798

		8,418,868

Oil & Gas (0.92%)
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,663,391
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	495,000
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,867,192
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	2,024,402

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Oil & Gas (cont.)
5.75%, 03/01/35	$1,500,000	$1,296,699
Forest Oil Corp.
7.25%, 06/15/19	250,000	254,375
8.00%, 12/15/11	500,000	521,250
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	250,000	234,375
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	993,567
Parker Drilling Co.
9.63%, 10/01/13 (b)	500,000	526,250
Range Resources Corp.
7.50%, 05/15/16	250,000	256,250
W&T Offshore Inc.
8.25%, 06/15/14 (a)	500,000	463,750

		13,596,501

Oil & Gas Services (0.01%)
Grant Prideco Inc.
6.13%, 08/15/15	100,000	102,250

		102,250

Packaging & Containers (0.06%)
Crown Americas Inc.
7.63%, 11/15/13	500,000	510,000
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	500,000	420,000

		930,000

Pharmaceuticals (0.02%)
AmerisourceBergen Corp.
5.88%, 09/15/15	250,000	245,492

		245,492

Pipelines (0.73%)
Colorado Interstate Gas Co.
6.80%, 11/15/15	250,000	257,752
Copano Energy LLC
8.13%, 03/01/16	250,000	258,750
El Paso Corp.
7.80%, 08/01/31	250,000	256,685
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,589,233
6.30%, 02/01/09	3,890,000	3,966,073
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	248,479
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	964,420
SemGroup LP
8.75%, 11/15/15 (a)	500,000	457,500
Williams Companies Inc. (The)
7.13%, 09/01/11	500,000	531,250
Williams Partners LP
7.25%, 02/01/17	250,000	251,250

		10,781,392

Real Estate (0.07%)
Westfield Capital Corp. Ltd.
4.38%, 11/15/10 (a)	1,000,000	980,294

		980,294

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Real Estate Investment Trusts (0.35%)
Omega Healthcare Investors Inc.
7.00%, 01/15/16	$250,000	$237,500
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,947,038
5.75%, 05/01/12	3,000,000	2,998,761

		5,183,299

Retail (1.38%)
Asbury Automotive Group Inc.
7.63%, 03/15/17	250,000	197,500
CVS Caremark Corp.
3.38%, 06/01/10	4,000,000	3,887,528
Home Depot Inc.
2.93%, 12/16/09	1,000,000	953,622
Inergy LP
6.88%, 12/15/14	750,000	731,250
8.25%, 03/01/16	250,000	255,625
J.C. Penney Co. Inc.
7.65%, 08/15/16	250,000	263,848
7.95%, 04/01/17	250,000	265,997
May Department Stores Co. (The)
5.95%, 11/01/08	4,980,000	4,992,067
McDonald's Corp.
4.30%, 03/01/13	3,250,000	3,288,392
5.80%, 10/15/17	1,000,000	1,050,000
Rite Aid Corp.
7.50%, 03/01/17	250,000	225,000
Wal-Mart Stores Inc.
6.50%, 08/15/37	1,100,000	1,155,015
Yum! Brands Inc.
7.65%, 05/15/08	3,000,000	3,015,930

		20,281,774

Semiconductors (0.04%)
Advanced Micro Devices Inc.
7.75%, 11/01/12 (b)	162,000	131,220
Sensata Technologies BV
8.00%, 05/01/14	500,000	440,000

		571,220

Software (0.10%)
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,499,228

		1,499,228

Telecommunications (4.31%)
AT&T Inc.
4.95%, 01/15/13	3,500,000	3,511,862
5.50%, 02/01/18	1,250,000	1,223,925
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,213,594
BellSouth Corp.
6.55%, 06/15/34	4,000,000	3,929,248
Citizens Communications Co.
6.25%, 01/15/13	500,000	452,500
Deutsche Telekom International Finance AG
8.00%, 06/15/10	5,000,000	5,348,510
8.25%, 06/15/30	3,000,000	3,598,755
Embarq Corp.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Telecommunications (Cont.)
6.74%, 06/01/13	$1,750,000	$1,692,252
France Telecom SA
7.75%, 03/01/11	4,000,000	4,337,368
8.50%, 03/01/31	2,000,000	2,477,792
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,610,631
Qwest Corp.
6.50%, 06/01/17	500,000	451,250
8.88%, 03/15/12	250,000	255,000
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	1,982,922
7.50%, 03/15/15	750,000	787,955
Sprint Capital Corp.
6.13%, 11/15/08	6,300,000	6,252,750
Sprint Nextel Corp.
3.07%, 06/28/10 (b)	5,380,000	4,588,392
Telecom Italia Capital SA
4.00%, 11/15/08	3,480,000	3,448,054
4.00%, 01/15/10	3,680,000	3,610,006
5.25%, 10/01/15	2,500,000	2,271,268
Telefonica Emisiones SAU
2.84%, 06/19/09	3,630,000	3,535,613
5.86%, 02/04/13	3,600,000	3,635,377
6.22%, 07/03/17	2,100,000	2,113,094
Vodafone Group PLC
5.63%, 02/27/17	950,000	923,734
West Corp.
9.50%, 10/15/14	250,000	223,750

		63,475,602

Transportation (0.59%)
CNF Inc.
6.70%, 05/01/34	2,500,000	2,251,258
CSX Corp.
5.75%, 03/15/13	2,600,000	2,631,109
6.15%, 05/01/37	1,750,000	1,540,709
United Parcel Service Inc.
4.50%, 01/15/13	2,250,000	2,331,135

		8,754,211

Total Corporate Bonds & Notes
(Cost: $451,906,249)		443,053,122

Asset-backed Securities (0.22%)
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	3,094,895	2,998,969
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
2.86%, 04/25/36	238,340	233,813
Sasco Net Interest Margin Trust Series 2005-NC2A Class A
5.50%, 05/27/35 (a)	105,715	2,236
Total Asset-Backed Securities

(Cost: $3,411,147)		3,235,018

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Collateralized Mortgage Obligations (10.98%)
Mortgage-Backed Securities (10.98%)
Banc of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	$2,805,349	$2,706,286
Bear Stearns Commercial Mortgage Securities Series 2002-PBW1 Class X1
0.52%, 11/11/35 (a)(c)	72,099,906	2,343,247
Bear Stearns Commercial Mortgage Securities Series 2006-T22 Class A3
5.63%, 04/12/38	7,000,000	6,865,571
Chase Mortgage Finance Corp. Series 2006-A1 Class 1A1
6.02%, 09/25/36 (c)	3,184,882	3,207,098
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4
5.89%, 12/10/49	8,000,000	7,938,053
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class XC
0.58%, 07/16/34 (a)(c)	98,637,879	1,444,891
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	3,901,753	3,907,851
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A5
0.22%, 05/15/36 (a)(c)	222,925,650	2,835,614
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class A2
4.51%, 07/15/37	10,000,000	9,842,894
Holmes Financing PLC Series 2004-8 Class 4A2
4.40%, 07/15/40	2,400,000	2,366,798
Holmes Master Issuer PLC Series 2007-2A Class 1A1
2.85%, 07/15/21	8,500,000	8,474,645
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class X1
0.76%, 10/12/37 (a)(c)	208,003,382	8,466,388
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3
4.18%, 01/12/37	1,701,000	1,676,423
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.37%, 12/15/44	4,000,000	3,895,574
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	9,738,031
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,964,725	9,615,634
LB-UBS Commercial Mortgage Trust Series 2002-C4, Class A2
4.02%, 09/15/26	4,469,234	4,424,386
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class XCL
0.70%, 02/15/37 (a)(c)	96,299,715	2,287,118
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2
3.99%, 10/15/29	5,635,000	5,542,465
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
2.98%, 11/25/34	18,237	16,706

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Mortgage-Backed Securities (Cont.)
MASTR Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	$2,030,705	$2,024,359
MASTR Asset Securitization Trust Series 2003-7 Class 1A1
5.50%, 09/25/33	2,584,530	2,569,992
MASTR Asset Securitization Trust Series 2003-8 Class 1A1
5.50%, 09/25/33	4,068,650	3,999,992
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	2,947,208
Morgan Stanley Capital I Series 2003-T11 Class X1
0.22%, 06/13/41 (a)(c)	480,341,047	3,902,771
Morgan Stanley Capital I Series 2006-IQ11 Class A4
5.94%, 10/15/42	9,285,000	9,381,531
Permanent Financing PLC Series 8 Class 2A
3.06%, 06/10/14	2,610,000	2,602,627
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	1,623,548	1,593,107
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.46%, 12/15/44	10,000,000	9,819,174
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class A3
5.68%, 10/15/48	10,000,000	9,970,316
Washington Mutual Inc. Series 2006-AR10 Class 1A2
5.94%, 09/25/36 (c)	4,998,669	4,827,223
Washington Mutual Inc. Series 2006-AR14 Class 1A1
5.65%, 11/25/36 (c)	9,256,265	8,895,384

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Mortgage-Backed Securities (Cont.)
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	$1,664,914	$1,633,697

		161,763,054

Total Collateralized Mortgage Obligations
(Cost: $164,759,820)		161,763,054

U.S. Government & Agency Obligations (58.83%)
Mortgage-Backed Securities (49.37%)
Federal Home Loan Mortgage Corp.
3.02%, 04/15/28	2,003,460	1,990,391
4.14%, 10/01/33	3,449,585	3,502,836
4.28%, 03/01/34	3,529,533	3,561,358
4.50%, 11/01/18	5,568,709	5,561,396
4.50%, 08/01/20	3,358,256	3,349,599
4.50%, 04/01/23 (d)	9,000,000	8,943,750
4.62%, 09/01/33	2,081,085	2,105,790
5.00%, 10/01/20	6,096,329	6,171,107
5.00%, 04/01/23 (d)	9,000,000	9,090,000
5.00%, 12/15/34	1,829,350	143,358
5.00%, 04/01/38 (d)	27,500,000	27,225,000
5.50%, 03/15/20	336,341	1,351
5.50%, 04/01/23 (d)	10,000,000	10,200,000
5.50%, 05/15/24	5,125,866	216,025
5.50%, 03/15/25	2,105,740	105,785
5.50%, 11/15/26	13,000,000	13,395,944
5.50%, 02/15/27	33,547,704	34,421,238
5.50%, 05/15/29	4,931,264	373,572
5.50%, 10/01/32	13,892,472	14,081,035
5.50%, 05/01/34	70,408	71,273
5.50%, 10/01/34	509,317	515,579
5.50%, 12/01/36	9,991,607	10,101,610
5.50%, 04/01/38 (d)	17,000,000	17,164,696
5.59%, 01/01/37	5,167,876	5,276,686
5.80%, 06/01/36	7,830,738	8,004,683
6.00%, 04/01/23 (d)	10,000,000	10,284,380
6.00%, 01/15/24	5,247,528	5,379,755
6.00%, 05/15/27	6,516,135	6,639,412
6.00%, 07/15/27	6,380,085	6,592,427
6.00%, 12/01/28	4,288,874	4,437,592
6.00%, 02/15/34	6,181,883	6,368,398
6.00%, 09/01/34	1,746,802	1,797,896
6.00%, 04/01/38 (d)	43,000,000	44,088,416
6.41%, 11/01/36	12,237,762	12,598,667
6.50%, 05/01/21	1,592	1,666
6.50%, 09/01/21	1,531,590	1,594,672
6.50%, 01/01/36	12,073	12,546
6.50%, 08/01/36	15,804,468	16,408,626
6.50%, 04/01/38 (d)	26,000,000	26,966,888
Federal National Mortgage Association
4.50%, 04/01/23 (d)	13,850,000	13,772,094
4.50%, 08/01/35	8,197,687	7,911,341
4.56%, 06/01/35	7,034,163	7,121,066
4.72%, 02/01/36	3,458,538	3,519,228
4.87%, 06/01/35	4,169,772	4,203,312
5.00%, 01/01/18	1,162,097	1,179,431
5.00%, 09/01/18	7,426,337	7,531,588
5.00%, 12/01/18	612,839	621,525
5.00%, 01/01/19	516,235	523,552
5.00%, 06/01/19	1,183,168	1,199,224
5.00%, 08/01/19	628,079	636,224
5.00%, 09/01/19	506,077	512,640
5.00%, 11/01/19	1,226,948	1,242,859
5.00%, 01/01/20	594,681	601,613
5.00%, 05/01/20	5,778,469	5,845,830
5.00%, 06/01/20	549,295	555,698
5.00%, 11/01/33	47,734,350	47,377,540
5.00%, 12/01/33	15,155,507	15,042,221
5.00%, 03/01/34	7,617,543	7,560,602
5.00%, 07/01/35	2,652,947	2,699,633
5.00%, 09/01/35	383,098	379,731
5.12%, 04/01/37	2,120,275	2,163,130
5.24%, 05/01/35	1,880,619	1,918,221
5.44%, 01/01/37	2,783,165	2,828,373
5.50%, 09/01/19	3,951,458	4,048,594
5.50%, 10/01/19	3,020,251	3,094,496
5.50%, 07/01/33	28,125,281	28,483,948
5.50%, 01/01/34	6,382,000	6,463,386
5.50%, 07/01/34	10,669,853	10,798,086
5.50%, 02/01/35	4,533,543	4,588,028
5.50%, 03/01/35	1,053,321	1,065,436
5.50%, 12/01/35	4,167,015	4,214,942
5.50%, 03/01/36	4,330,216	4,376,547
5.50%, 09/01/36	12,953,619	13,118,809
5.50%, 12/01/36	5,442,543	5,500,776
5.50%, 04/01/38 (d)	37,000,000	37,346,875
5.88%, 01/01/35	4,373,809	4,421,723
6.00%, 02/25/27	2,947,615	3,019,659

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2008

(Unaudited)

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-backed Securities (Cont.)
6.00%, 10/25/27	$6,657,600	$6,841,041
6.00%, 03/01/33	667,010	686,754
6.00%, 08/01/34	272,673	280,291
6.00%, 04/01/38 (d)	41,200,000	42,204,250
6.03%, 12/01/36	1,913,424	1,944,613
6.06%, 09/01/36	2,159,596	2,193,102
6.49%, 07/01/35	2,267,255	2,334,162
6.50%, 04/01/38 (d)	8,000,000	8,285,000
Government National Mortgage Association
5.00%, 04/01/38 (d)	7,000,000	6,997,816
5.50%, 06/15/34	1,583,118	1,617,698
5.50%, 04/01/38 (d)	7,000,000	7,135,625
6.00%, 04/01/38 (d)	40,000,000	41,275,000
6.50%, 04/01/38 (d)	9,000,000	9,359,955

		727,388,691

U.S. Government Agency Obligations (5.36%)
Federal Home Loan Mortgage Corp.
5.00%, 04/18/17	31,000,000	33,101,831
Federal National Mortgage Association
5.38%, 06/12/17 (b)	31,000,000	34,046,215
6.25%, 02/01/11	11,000,000	11,833,129

		78,981,175

U.S. Government Obligations (4.10%)
U.S. Treasury Bonds
5.38%, 02/15/31 (b)	34,050,000	39,380,936
6.13%, 08/15/29 (b)	7,800,000	9,766,450
U.S. Treasury Notes
2.63%, 05/15/08 (e)	398,000	398,653
3.13%, 04/15/09 (e)	605,000	615,115
4.00%, 02/15/14 (b)(e)	9,500,000	10,244,411

		60,405,565

Total U.S.Government & Agency Obligations
(Cost: $849,744,625)		866,775,431

Security	Shares	Value
Collateralized Mortgage Obligations (Cont.)
Short-Term Investments (27.64%)
Money Market Funds (27.64%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%, 04/01/08 (f)(g)	308,521,908	$308,521,908
BGI Cash Premier Fund LLC
3.22%, 04/01/08 (f)(g)(h)	98,698,220	98,698,220

		407,220,128

Total Short-Term Investments
(Cost: $407,220,128)		407,220,128

Total Investments In Securities (127.74%)
(Cost: $1,877,041,969)		1,882,046,753

Other Assets, Less Liabilities (-27.74%)		(408,651,914)

Net Assets (100.00%)		$1,473,394,839

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	To-be-announced (TBA). See Note 1.

(e)	All or a portion of this U.S. Treasury Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

As of March 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes (June 2008)	1,043	$223,886,469	$(290,633)
5-Year U.S. Treasury Notes (June 2008)	271	30,957,516	(27,138)
10-Year U.S. Treasury Notes (June 2008)	712	84,694,625	146,803
30-Year U.S. Treasury Bonds (June 2008)	69	8,196,984	52,600

			$(118,368)

See accompanying notes to schedules of investments.

As of March 31, 2008, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Goldman Sachs Group Inc. (The) dated 7/26/07 to receive 3.33% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	$2,750,000	$183,911
Agreement with JPMorgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	(292,658)
Agreement with JPMorgan Chase & Co. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	107,423
Agreement with JPMorgan Chase & Co. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	123,363
Agreement with JPMorgan Chase & Co. dated 7/12/07 to pay 2.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/12.	30,442,500	3,060,704
Agreement with JPMorgan Chase & Co. dated 7/12/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,000,000	(560,352)
Agreement with JPMorgan Chase & Co. dated 7/13/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,500,000	(840,529)
Agreement with JPMorgan Chase & Co. dated 7/20/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	1,250,000	(700,441)
Agreement with JPMorgan Chase & Co. dated 7/23/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	500,000	(280,176)
Agreement with JPMorgan Chase & Co. dated 7/24/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	2,000,000	(1,120,705)
Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AES Corp. (The) 7.75% due 3/1/14. Expiring 9/20/12.	4,000,000	106,990

See accompanying notes to schedules of investments.

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Agreement with JPMorgan Chase & Co. dated 7/26/07 to receive 4.90% per year times the notional amount. The Master Portfolio makes payment only upon a default event of MGM MIRAGE 5.88% due 2/27/14. Expiring 9/20/12.	$4,250,000	$31,622
Agreement with JPMorgan Chase & Co. dated 7/27/07 to receive 4.70% per year times the notional amount. The Master Portfolio makes payment only upon a default event of AK Steel Corp. 7.75% due 6/15/12. Expiring 9/20/12.	1,500,000	102,221
Agreement with JPMorgan Chase & Co. dated 9/14/07 to receive 0.41% per year times the notional amount. The Master Portfolio makes payment only upon a default event of American International Group Inc. 4.25% due 5/15/13. Expiring 9/20/08.	7,050,000	(52,759)
Agreement with JPMorgan Chase & Co. dated 9/28/07 to pay 3.75% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/12.	36,283,500	3,932,732
Agreement with JPMorgan Chase & Co. dated 2/20/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 3/20/13.	2,500,000	1,464,958
Agreement with Lehman Brothers Inc. dated 3/20/06 to receive 0.36% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	5,250,000	(67)
Agreement with Lehman Brothers Inc. dated 4/5/06 to receive 0.39% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Petroleos Mexicanos 9.50% due 9/15/27. Expiring 4/20/08.	2,000,000	5
Agreement with Lehman Brothers Inc. dated 7/17/07 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Charter Communications Holdings LLC 10.00% due 4/1/09. Expiring 9/20/12.	500,000	(280,176)
Agreement with Lehman Brothers Inc. dated 8/1/07 to receive 3.60% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Domtar Inc. 7.13% due 8/15/15. Expiring 9/20/12.	4,000,000	(63,157)
Agreement with UBS AG dated 6/26/07 to receive 1.28% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Reynolds American Inc. 7.63% due 6/1/16. Expiring 9/20/17.	1,750,000	(40,749)
Agreement with UBS AG dated 7/26/07 to receive 3.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Pride International Inc. 7.38% due 7/15/14. Expiring 9/20/12.	750,000	28,253
Agreement with UBS AG dated 7/27/07 to receive 3.35% per year times the notional amount. The Master Portfolio makes payment only upon a default event of L-3 Communications Corp. 7.63% due 6/15/12. Expiring 9/20/12.	500,000	33,944
Agreement with UBS AG dated 8/10/07 to receive 2.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of CIT Group Inc. 7.75% due 4/2/12. Expiring 9/20/08.	3,600,000	(200,120)

		4,744,237

See accompanying notes to schedules of investments.

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$534,395
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	432,483
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 3/28/13.	10,000,000	(854,673)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(395,570)
Agreement with Deutsche Bank AG dated 8/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.22%. Expiring 8/24/09.	2,500,000	(96,251)
Agreement with Deutsche Bank AG dated 2/27/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.69%. Expiring 2/28/13.	8,000,000	(139,119)
Agreement with Deutsche Bank AG dated 2/27/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.51%. Expiring 2/28/18.	4,000,000	(143,102)
Agreement with Deutsche Bank AG dated 3/3/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.35%. Expiring 3/5/18.	20,760,449	253,368
Agreement with Deutsche Bank AG dated 3/3/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.77%. Expiring 3/6/23.	27,360,754	(238,186)
Agreement with Deutsche Bank AG dated 3/4/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.41%. Expiring 3/6/13.	15,900,000	(77,800)
Agreement with Deutsche Bank AG dated 3/4/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.42%. Expiring 3/6/13.	15,900,000	(81,427)
Agreement with Deutsche Bank AG dated 3/4/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.26%. Expiring 3/6/18.	8,500,000	(128,589)
Agreement with Deutsche Bank AG dated 3/4/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.27%. Expiring 3/6/18.	8,500,000	(137,395)
Agreement with Deutsche Bank AG dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.45%. Expiring 3/12/13.	6,400,000	42,629
Agreement with Deutsche Bank AG dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.31%. Expiring 3/12/18.	3,000,000	57,979
Agreement with Goldman Sachs Group Inc. (The) dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	2,400,000	(194,459)

See accompanying notes to schedules of investments.

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Agreement with Goldman Sachs Group Inc. (The) dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	$10,500,000	$(822,360)
Agreement with Goldman Sachs Group Inc. (The) dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.26%. Expiring 10/17/08.	7,100,000	(103,543)
Agreement with Goldman Sachs Group Inc. (The) dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	1,250,000	(97,821)
Agreement with Goldman Sachs Group Inc. (The) dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/15/11.	10,700,000	(714,354)
Agreement with Goldman Sachs Group Inc. (The) dated 11/28/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.07%. Expiring 11/30/10.	107,000,000	3,827,419
Agreement with Goldman Sachs Group Inc. (The) dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.28%. Expiring 12/21/12.	13,600,000	620,541
Agreement with Goldman Sachs Group Inc. (The) dated 2/14/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 2.75%. Expiring 2/19/10.	47,000,000	251,612
Agreement with Goldman Sachs Group Inc. (The) dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.79%. Expiring 2/28/13.	10,340,000	(228,037)
Agreement with Goldman Sachs Group Inc. (The) dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.58%. Expiring 2/28/18.	5,808,000	(242,108)
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.21%. Expiring 3/3/11.	46,981,815	255,340
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.97%. Expiring 3/3/12.	28,222,504	159,727
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.54%. Expiring 3/3/13.	51,183,281	(316,405)
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.94%. Expiring 3/3/14.	30,718,976	(210,451)
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.44%. Expiring 3/3/18.	11,799,119	181,791
Agreement with Goldman Sachs Group Inc. (The) dated 2/28/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.66%. Expiring 3/3/38.	5,730,921	(199,500)
Agreement with Goldman Sachs Group Inc. (The) dated 3/3/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.77%. Expiring 3/5/12.	13,897,490	26,893

See accompanying notes to schedules of investments.

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Agreement with Goldman Sachs Group Inc. (The) dated 3/3/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.80%. Expiring 3/5/14.	$15,307,677	$(67,692)
Agreement with Goldman Sachs Group Inc. (The) dated 3/6/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 2.62%. Expiring 3/10/10.	253,000,000	(768,522)
Agreement with Goldman Sachs Group Inc. (The) dated 3/13/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.78%. Expiring 3/17/12.	15,378,581	26,833
Agreement with Goldman Sachs Group Inc. (The) dated 3/13/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.10%. Expiring 3/17/13.	2,957,089	14,875
Agreement with Goldman Sachs Group Inc. (The) dated 3/13/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.75%. Expiring 3/17/14.	16,764,678	(58,499)
Agreement with Goldman Sachs Group Inc. (The) dated 3/13/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 3/17/18.	1,867,273	(19,592)
Agreement with Goldman Sachs Group Inc. (The) dated 3/19/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 2.46%. Expiring 3/25/10.	52,788,442	47,367
Agreement with Goldman Sachs Group Inc. (The) dated 3/19/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.32%. Expiring 3/25/11.	54,821,472	(42,118)
Agreement with JPMorgan Chase & Co. dated 1/5/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.90%. Expiring 1/9/16.	6,250,000	456,774
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.28%. Expiring 3/10/16.	4,000,000	397,610
Agreement with JPMorgan Chase & Co. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	2,000,000	198,027
Agreement with JPMorgan Chase & Co. dated 8/2/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.40%. Expiring 8/4/08.	7,000,000	(64,092)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(76,554)
Agreement with JPMorgan Chase & Co. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.31%. Expiring 8/29/08.	5,600,000	(58,163)
Agreement with JPMorgan Chase & Co. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	(738,003)
Agreement with JPMorgan Chase & Co. dated 11/28/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.50%. Expiring 11/30/14.	50,000,000	2,516,262

See accompanying notes to schedules of investments.

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Agreement with JPMorgan Chase & Co. dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.77%. Expiring 2/28/13.	$14,570,000	$(312,378)
Agreement with JPMorgan Chase & Co. dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.78%. Expiring 2/28/13.	7,285,000	(157,846)
Agreement with JPMorgan Chase & Co. dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.79%. Expiring 2/28/13.	7,285,000	(160,662)
Agreement with JPMorgan Chase & Co. dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.57%. Expiring 2/28/18.	12,276,000	(498,856)
Agreement with JPMorgan Chase & Co. dated 2/26/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.58%. Expiring 2/28/18.	4,092,000	(170,237)
Agreement with JPMorgan Chase & Co. dated 2/28/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.25%. Expiring 3/3/13.	16,850,933	159,758
Agreement with JPMorgan Chase & Co. dated 2/28/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.44%. Expiring 3/3/18.	12,407,714	(192,324)
Agreement with JPMorgan Chase & Co. dated 2/29/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.44%. Expiring 3/4/13.	9,500,000	58,351
Agreement with JPMorgan Chase & Co. dated 2/29/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.28%. Expiring 3/4/18.	5,100,000	85,507
Agreement with JPMorgan Chase & Co. dated 3/6/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.62%. Expiring 3/10/13.	6,400,000	89,905
Agreement with JPMorgan Chase & Co. dated 3/6/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.49%. Expiring 3/10/18.	3,000,000	102,400
Agreement with JPMorgan Chase & Co. dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.44%. Expiring 3/12/13.	10,700,000	65,687
Agreement with JPMorgan Chase & Co. dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.45%. Expiring 3/12/13.	4,300,000	28,445
Agreement with JPMorgan Chase & Co. dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.30%. Expiring 3/12/18.	2,000,000	36,329

See accompanying notes to schedules of investments.

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Agreement with JPMorgan Chase & Co. dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.31%. Expiring 3/12/18.	$5,000,000	$97,047
Agreement with JPMorgan Chase & Co. dated 3/11/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.54%. Expiring 3/13/13.	12,900,000	138,978
Agreement with JPMorgan Chase & Co. dated 3/11/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.55%. Expiring 3/13/13.	19,200,000	214,940
Agreement with JPMorgan Chase & Co. dated 3/11/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.35%. Expiring 3/13/18.	6,000,000	134,904
Agreement with JPMorgan Chase & Co. dated 3/11/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.36%. Expiring 3/13/18.	9,000,000	208,557
Agreement with JPMorgan Chase & Co. dated 3/13/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 2.57%. Expiring 3/17/10.	17,980,612	(5,256)
Agreement with JPMorgan Chase & Co. dated 3/13/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.45%. Expiring 3/17/11.	18,574,264	12,789
Agreement with JPMorgan Chase & Co. dated 3/13/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.24%. Expiring 3/17/18.	3,972,248	31,331
Agreement with JPMorgan Chase & Co. dated 3/13/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.66%. Expiring 3/17/23.	4,673,280	(25,127)
Agreement with JPMorgan Chase & Co. dated 3/18/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.12%. Expiring 3/20/13.	6,500,000	(53,636)
Agreement with JPMorgan Chase & Co. dated 3/18/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.98%. Expiring 3/20/18.	8,500,000	(67,516)
Agreement with Lehman Brothers Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.89%. Expiring 12/21/22.	7,000,000	366,162
Agreement with Lehman Brothers Inc. dated 12/19/07 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/21/27.	4,100,000	224,903
Agreement with Morgan Stanley dated 2/27/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.71%. Expiring 2/28/13.	16,000,000	(296,784)
Agreement with Morgan Stanley dated 2/27/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.54%. Expiring 2/28/18.	8,000,000	(304,409)

See accompanying notes to schedules of investments.

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Agreement with Morgan Stanley dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.45%. Expiring 3/12/13.	$6,400,000	$41,604
Agreement with Morgan Stanley dated 3/10/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.30%. Expiring 3/12/18.	3,000,000	56,111
Agreement with UBS AG dated 3/6/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.59%. Expiring 3/10/13.	12,900,000	166,470
Agreement with UBS AG dated 3/6/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.47%. Expiring 3/10/18.	6,000,000	194,844

		3,257,531

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedules of investments for the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1.	Significant accounting policies

Security valuation

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolios’ investments. These inputs are summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used in valuing the Master Portfolios’ investments, as of March 31, 2008:

Investments in Securities

Master Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
Active Stock	$1,702,172,758	$92,151,215	$—	$1,794,323,973
CoreAlpha Bond	60,405,564	1,783,431,456	38,209,733	1,882,046,753
LifePath Retirement	327,817,393	27,475,170	—	355,292,563
LifePath 2010	938,179,325	95,141,129	—	1,033,320,454
LifePath 2020	1,765,520,743	144,509,756	—	1,910,030,499
LifePath 2030	1,339,784,990	158,107,495	—	1,497,892,485
LifePath 2040	983,575,737	150,039,128	—	1,133,614,865
S&P 500	2,605,380,489	158,831,725	—	2,764,212,214

Other Financial Instruments (a)

Master Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
Active Stock	$(68,102)	$—	$—	$(68,102)
CoreAlpha Bond	(118,368)	8,001,768	—	7,883,400
S&P 500	(304,375)	—	—	(304,375)

(a)	Other financial instruments include futures and swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value, for the quarter ended March 31, 2008:

Master Portfolio	Balance at Beginning of Period	Amortized Premiums/ Accreted Discounts	Realized Gain/ Loss and Change in Unrealized Appreciation (Depreciation)	Net Purchases/ Sales	Net Transfers in and/or out of Level 3	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
CoreAlpha Bond	$98,570,544	$(865,179)	$(3,532,443)	$(39,741,870)	$(16,221,319)	$38,209,733	$(1,163,205)

Federal income taxes

As of March 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Stock	$1,899,328,578	$85,191,811	$(190,196,416)	$(105,004,605)
CoreAlpha Bond	1,877,968,551	21,818,392	(17,740,190)	4,078,202
LifePath Retirement (a)	115,919,609	7,159,564	(1,183,102)	5,976,462
LifePath 2010 (a)	360,005,621	24,721,143	(4,394,488)	20,326,655
LifePath 2020 (a)	741,899,081	55,503,549	(11,738,409)	43,765,140
LifePath 2030 (a)	678,079,102	36,320,470	(12,002,302)	24,318,168
LifePath 2040 (a)	567,094,280	18,902,389	(11,068,066)	7,834,323
S&P 500 Index	2,623,492,932	592,404,713	(451,685,431)	140,719,282

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

Futures contracts

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of March 31, 2008, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $2,300,000, $2,353,000 and $2,250,000, respectively, for initial margin requirements on outstanding futures contracts.

When Issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Swap transactions

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. Details of interest-rate swaps held by the Master Portfolio as of March 31, 2008 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”), the Master Portfolios’ investment advisor, view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of March 31, 2008 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction. As of March 31, 2008, the Master Portfolio did not hold any cash-settled credit default swap contracts.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. As of March 31, 2008, the Master Portfolio did not hold any swaptions.

Short sales

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. As of March 31, 2008, the Master Portfolio did not hold any short positions.

2.	Transactions with affiliates

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

Each Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the quarter ended March 31, 2008.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Cohen & Steers Realty Majors Index Fund	105	19	16	108	$8,646,990	$96,720	$(83,661)
iShares Lehman TIPS Bond Fund	294	8	34	268	29,428,582	292,618	218,363
iShares MSCI Canada Index Fund	66	14	—	80	2,409,001	—	—
iShares MSCI EAFE Index Fund	331	75	14	392	28,167,328	—	(12,713)
iShares MSCI Emerging Markets Index Fund	43	10	—	53	7,153,854	—	—
iShares S&P MidCap 400 Index Fund	138	36	10	164	12,768,375	26,491	(20,985)
iShares S&P SmallCap 600 Index Fund	90	13	5	98	5,846,771	6,696	(25,993)
LifePath 2010
iShares Cohen & Steers Realty Majors Index Fund	375	41	69	347	27,920,251	318,147	(403,831)
iShares Lehman TIPS Bond Fund	782	13	94	702	77,102,873	766,159	518,309
iShares MSCI Canada Index Fund	239	20	10	249	7,542,852	—	(5,317)
iShares MSCI EAFE Index Fund	1,152	202	97	1,257	90,365,789	—	1,971,979
iShares MSCI Emerging Markets Index Fund	158	17	1	174	23,392,064	—	(12,381)
iShares S&P MidCap 400 Index Fund	468	81	28	521	40,523,045	83,625	11,865
iShares S&P SmallCap 600 Index Fund	283	43	20	306	18,344,273	21,382	(77,607)
LifePath 2020
iShares Cohen & Steers Realty Majors Index Fund	1,004	112	148	968	77,800,477	849,780	(1,275,288)
iShares Lehman TIPS Bond Fund	888	23	97	814	89,469,260	871,823	623,558
iShares MSCI Canada Index Fund	620	66	13	673	20,395,324	—	(35,244)
iShares MSCI EAFE Index Fund	2,992	477	96	3,373	242,530,635	—	(249,691)
iShares MSCI Emerging Markets Index Fund	397	69	—	466	62,576,735	—	—
iShares S&P MidCap 400 Index Fund	1,150	202	48	1,304	101,344,176	209,776	(119,926)
iShares S&P SmallCap 600 Index Fund	702	93	10	785	47,037,858	52,467	(43,809)
LifePath 2030
iShares Cohen & Steers Realty Majors Index Fund	935	99	123	911	73,236,496	791,200	(624,759)
iShares Lehman TIPS Bond Fund	373	21	46	348	38,287,951	363,505	303,611
iShares MSCI Canada Index Fund	574	61	16	619	18,744,792	—	(44,055)
iShares MSCI EAFE Index Fund	2,783	431	90	3,124	224,651,047	—	80,425
iShares MSCI Emerging Markets Index Fund	372	55	—	427	57,420,305	—	—
iShares S&P MidCap 400 Index Fund	1,033	163	33	1,163	90,396,779	188,117	(64,266)
iShares S&P SmallCap 600 Index Fund	628	94	29	693	41,552,405	46,600	(134,750)
LifePath 2040
iShares Cohen & Steers Realty Majors Index Fund	805	73	107	771	61,947,409	666,490	(631,405)
iShares MSCI Canada Index Fund	479	83	33	529	16,023,549	—	(88,111)
iShares MSCI EAFE Index Fund	2,356	371	102	2,625	188,769,783	—	(115,762)
iShares MSCI Emerging Markets Index Fund	312	56	7	361	48,458,637	—	(164,245)
iShares S&P MidCap 400 Index Fund	853	161	45	969	75,304,720	155,443	(104,189)
iShares S&P SmallCap 600 Index Fund	525	86	37	574	34,385,377	39,193	(163,758)

3.	Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President
Date	May 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President
Date	May 24, 2008

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer
Date	May 24, 2008